[GRAPHIC]

[FIRST AMERICAN FUNDS(TM) LOGO]

2002
ANNUAL REPORT

INDEX FUNDS

OUR STRENGTH

WE ARE A PERFORMANCE-DRIVEN, INDEPENDENT-STYLE FIRM, BACKED BY THE RESOURCES AND STABILITY OF A LEADING FINANCIAL ORGANIZATION.

OUR GOAL

SUPERIOR LONG-TERM PERFORMANCE.

OUR PLEDGE

WE TAILOR OUR APPROACH TO YOUR INVESTMENT NEEDS AND MEASURE OUR PERFORMANCE AGAINST YOUR GOALS.

[GRAPHIC]

FIRST AMERICAN FUNDS

ON THE COVER

OUR CORPORATE CONSTITUTION

THIS STATEMENT IS DESIGNED TO CAPTURE THE CHARACTER AND AMBITION OF OUR FIRM. WE ARE FOUNDED ON STRENGTH, FOCUSED ON OUR GOAL, AND COMMITTED TO OUR PLEDGE.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

TABLE OF CONTENTS

Message to Shareholders                  1

Report of Independent Auditors          11

Schedule of Investments                 12

Statements of Assets and Liabilities    38

Statements of Operations                39

Statements of Changes in Net Assets     40

Financial Highlights                    42

Notes to Financial Statements           44

Notice to Shareholders                  50

OUR FUND FAMILY

HIGHER RISK AND RETURN POTENTIAL

SECTOR FUNDS

INTERNATIONAL FUNDS

SMALL CAP FUNDS

MID CAP FUNDS

LARGE CAP FUNDS

INDEX FUNDS

  - SMALL CAP INDEX

  - MID CAP INDEX

  - EQUITY INDEX

GROWTH & INCOME FUNDS

ASSET ALLOCATION FUNDS

INCOME FUNDS

TAX FREE INCOME FUNDS

MONEY MARKET FUNDS

LOWER RISK AND RETURN POTENTIAL


MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

[GRAPHIC]

MESSAGE TO SHAREHOLDERS NOVEMBER 15, 2002

DEAR SHAREHOLDERS:

In these times of challenges and uncertainty that affect nearly all investors, we want to thank you for the confidence you've shown in the First American Funds family. Although this past year has been a trying time for many of us, with numerous obstacles thrown in our path, our commitment to your financial success is stronger than ever.

We continue to put the full extent of our resources and capabilities to work for your benefit, which includes better focusing those resources to serve your needs. One way we have accomplished this goal is by merging funds with similar investment objectives within our fund family. This has enabled us to add new products to better serve your needs with existing resources. We also continue to make advancements to our website, firstamericanfunds.com, a valuable tool for your investing needs.

The importance of a diversified portfolio is as imperative now as it ever has been. At First American Funds, we provide a wide variety of investment vehicles to fit your investing needs, including the addition of new products to our existing line-up. This past year we added three new funds: the Ohio Tax Free Fund, which has an objective of providing income generally exempt from both state of Ohio and federal income tax; the Short Tax Free Fund, which has an objective of providing current income exempt from federal income tax to the extent consistent with preservation of capital; and the Intermediate Government Bond Fund, which has an objective of providing current income that is exempt from state income tax, to the extent consistent with preservation of capital. In addition, to help those of you working hard to save for college education for yourselves, your children, or your grandchildren, First American funds are now offered in a tax-advantaged 529 college savings plan. By continuing to make improvements such as these, we strive to provide answers to your ever-changing financial needs.

We invite you to take a few minutes to review the results of the past year and the associated comments on the performance of the markets and your funds in the pages of this annual report. Once again, thank you for your support of the First American family of funds.


Sincerely,


/s/ Virginia L. Stringer

VIRGINIA L. STRINGER
CHAIRPERSON OF THE BOARD
FIRST AMERICAN INVESTMENT FUNDS, INC.


/s/ Thomas S. Schreier, Jr.

THOMAS S. SCHREIER, JR.
PRESIDENT
FIRST AMERICAN INVESTMENT FUNDS, INC.


/s/ Mark Jordahl

MARK JORDAHL
VICE PRESIDENT, INVESTMENTS
FIRST AMERICAN INVESTMENT FUNDS, INC.

A TIME OF CHALLENGE AND UNCERTAINTY

[GRAPHIC]

     Investors may be relieved that the past year is behind us. Rarely have there been periods where the investment markets were more difficult as the bear market environment, which began in early 2000, continued in full force.

     A wide array of challenges emerged over the past year to disrupt the investing environment. In October 2001, the nation was still reeling from the impact of the unprecedented terrorist attacks of September 11 and subsequent threats. War in Afghanistan was imminent and, later, tensions rose in the Middle East and between India and Pakistan, threatening to broaden the conflict. At home, corporate accounting problems that first came to prominence with the Enron scandal spread to a number of other prominent companies. On the economic front, the recovery that appeared to begin in early 2002 suddenly became less vibrant than many expected. Ultimately, there was little positive news to encourage investors.

     STOCKS RISE, THEN FALL

     What began as an optimistic view of the economy caused a brief rally in stocks in the closing months of 2001. However, the optimism faded as bad news overwhelmed the positive signals. This included limited spending by companies on new equipment. While government spending increased, particularly in areas related to defense and homeland security, it was up to consumers to keep the economy afloat.

     Unfortunately, this wasn't enough to improve corporate profitability to levels that could sustain stock prices. Although large-cap stocks were the hardest hit sector of the market, small- and mid-cap stocks also could not avoid the general weakness that dominated the market.

[GRAPHIC]

     BONDS THE BENEFICIARY AGAIN

     Interest rates began this past fiscal year at fairly low levels and, surprisingly, continued to decline for much of the year. This was a reflection of both a weaker-than-expected economic recovery and a desire by investors to find less volatile alternatives for their money. Once again, U.S. Treasury securities, as well as tax-exempt bonds issued by government entities, were the biggest beneficiaries of the interest-rate trend. But not all parts of the bond market participated in the rally. Corporate bonds, particularly those from lower-rated issuers, were negatively affected by many of the same factors that plagued the equity markets.

     POSITIVE FUNDAMENTALS FIGHT FOR CENTER STAGE

     While the economy is growing and corporate profits are improving, the headlines of the day have proven to be extremely distracting. Still, there are reasons to believe that better times are ahead. The U.S. economy is likely to continue to grow at a moderate level without triggering any serious inflation threat. As a result, the environment should improve for the stock market and still remain viable for bond investors. However, it seems likely that markets will continue to be somewhat volatile for the foreseeable future.

     Now, more than ever, it is important to be aware of all of the investment options available to you. A valuable lesson of the extended bear market is that an appropriately diversified portfolio is critical to help you both achieve your goals and do so within your comfort level. We're proud to offer you a full range of options in the First American family of funds that can help keep you on the right path in order to meet your financial goals. Thanks to our wide variety of investment choices, we're confident you can find solutions to help fulfill your objectives for years to come.

[GRAPHIC]

EQUITY INDEX

INVESTMENT OBJECTIVE: RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE STANDARD & POOR'S 500 COMPOSITE INDEX (S&P 500 INDEX)

The bear market for stocks that dates back to early 2000 continued throughout the 12-month period ended September 30, 2002. The First American Equity Index Fund (the "Fund") declined 20.56% for Class Y shares for the fiscal year (Class A shares declined 20.75% on net asset value). The S&P 500 Index declined 20.49% over the same period. The Fund's performance exceeded that of its peer group, represented by the Lipper S&P 500 Index, which lost 21.01%*.

The Fund is designed to generally mimic the S&P 500 Index, recognized as a common measure of broad stock market performance, primarily for large-cap equities. The Fund seeks to invest in all 500 stocks, in approximately the same weight as each stock is represented in the S&P 500 Index. Periodically, changes occur in the makeup of the S&P 500 Index, though there were fewer alterations in the past year than is typically the case. Most notably, seven stocks of companies based overseas were eliminated from the S&P 500 Index in an effort to make this benchmark a true measure of the U.S. stock market performance.

At the beginning of the fiscal year, equity markets began a rally that offered hope that the bear market was ending. Investors were encouraged by expectations of a rebounding economy, and the nation seemed to be recovering from the attacks of September 11, 2001. But as 2002 commenced new concerns were raised, ranging from corporate accounting scandals to rising tensions in the Middle East and Asia. Except for March and August, the S&P 500 Index declined in every month between January and September 2002, with a significant drop occurring as the fiscal year came to a close.

The year was marked by particularly weak performance from stocks in the telecommunications sector, which declined by nearly 50%. Also proving weak were stocks of utilities, technology, and health care stocks. The areas contributing most positively to the Fund's performance were consumer stocks and auto and transportation issues.

The extended bear market has made stocks appear to offer more attractive valuation than was the case prior to the market's downturn. However, it seems safe to assume that a fair amount of volatility will continue. If stocks begin to rebound, the change is likely to be slow and steady. Nevertheless, the Fund will continue to offer investors a way to participate in the opportunity offered by the stock market as a whole.

ANNUALIZED PERFORMANCE(1)

AS OF SEPTEMBER 30, 2002                                                    SINCE INCEPTION(5)
                                                    ------------------------------------------------------------------
                              1 YEAR     5 YEARS    12/14/1992       2/4/1994     8/15/1994     2/1/1999     9/24/2001
----------------------------------------------------------------------------------------------------------------------
Class A NAV                   -20.75%      -2.18%         8.13%            --            --           --            --
----------------------------------------------------------------------------------------------------------------------
Class A POP                   -25.14%      -3.28%         7.51%            --            --           --            --
----------------------------------------------------------------------------------------------------------------------
Class B NAV                   -21.40%      -2.91%           --             --          7.69%          --            --
----------------------------------------------------------------------------------------------------------------------
Class B POP                   -25.32%      -3.24%           --             --          7.69%          --            --
----------------------------------------------------------------------------------------------------------------------
Class C NAV                   -21.38%         --            --             --            --       -11.50%           --
----------------------------------------------------------------------------------------------------------------------
Class C POP                   -22.96%         --            --             --            --       -11.75%           --
----------------------------------------------------------------------------------------------------------------------
Class S                       -20.79%         --            --             --            --           --        -17.58%
----------------------------------------------------------------------------------------------------------------------
Class Y                       -20.56%      -1.92%           --           8.16%           --           --            --
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index(3)              -20.49%      -1.63%         8.69%          8.63%         8.75%       -9.83%       -20.49%
----------------------------------------------------------------------------------------------------------------------
Lipper S&P 500 Index(4)       -21.01%      -2.18%         8.27%          8.19%         8.19%        8.29%       -10.33%
----------------------------------------------------------------------------------------------------------------------

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

                                                        CLASS A          CLASS Y
--------------------------------------------------------------------------------
First American Equity Index Fund, Class A NAV          $ 21,506
--------------------------------------------------------------------------------
First American Equity Index Fund, Class A POP          $ 20,327
--------------------------------------------------------------------------------
First American Equity Index Fund, Class Y                               $ 19,709
--------------------------------------------------------------------------------
S&P 500 Index(3)                                       $ 22,531         $ 20,348
--------------------------------------------------------------------------------

[CHART]

CLASS A

                       FIRST AMERICAN         FIRST AMERICAN
                   EQUITY INDEX FUND,     EQUITY INDEX FUND,
                          CLASS A NAV            CLASS A POP    S&P 500 INDEX(3)
12/1992                      $ 10,000               $  9,452            $ 10,000
 9/1993                      $ 10,795               $ 10,203            $ 10,759
 9/1994                      $ 11,151               $ 10,540            $ 11,155
 9/1995                      $ 14,374               $ 13,586            $ 14,474
 9/1996                      $ 17,213               $ 16,269            $ 17,416
 9/1997                      $ 24,067               $ 22,691            $ 24,461
 9/1998                      $ 26,048               $ 24,620            $ 26,672
 9/1999                      $ 33,160               $ 31,342            $ 34,083
 9/2000                      $ 37,174               $ 35,136            $ 38,611
 9/2001                      $ 27,155               $ 25,667            $ 28,332
 9/2002                      $ 21,507               $ 20,328            $ 22,532

[CHART]

CLASS Y

                       FIRST AMERICAN
                   EQUITY INDEX FUND,
                              CLASS Y       S&P 500 INDEX(3)
2/1994                     $   10,000             $   10,000
9/1994                     $   10,018             $   10,074
9/1995                         12,940                 13,070
9/1996                         15,525                 15,728
9/1997                         21,712                 22,089
9/1998                         23,626                 24,086
9/1999                         30,149                 30,779
9/2000                         33,882                 34,867
9/2001                         24,810                 25,585
9/2002                       19,709.6               20,348.3

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) Lipper averages are compiled by Lipper Analytical Services, Inc., an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. The Lipper S&P 500 Index Funds category consists of funds that are passively managed to replicate the performance of the S&P 500 Index.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

[GRAPHIC]

MID CAP INDEX

INVESTMENT OBJECTIVE: RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE STANDARD & POOR'S MIDCAP 400 COMPOSITE INDEX (S&P 400 INDEX)

Investors were faced with another difficult period for equity markets during the fiscal year ended September 30, 2002, though mid-cap stocks generally fared better than large- and small-cap stocks. The First American Mid Cap Index Fund (the "Fund") declined 5.23% for Class Y shares for the period (Class A shares declined 5.45% on net asset value). The S&P 400 Index fell 4.70%. The Fund's performance exceeded that of its peer group, represented by the Lipper MidCap Core Index, which lost 9.18%*.

The Fund is designed to generally mimic the S&P 400 Index and provide an opportunity to gain broad-based exposure to mid-cap equities. Mid-cap stocks represent companies that typically have an established track record, but still have the potential to reach large-cap status based on a company's level of success. Periodically, changes occur in the makeup of the S&P 400 Index. These changes are typically the result of either merger-and-acquisition activity or the growth of companies such that they no longer are considered mid-cap companies. In the past year, the number of changes were fairly modest, but the Fund made adjustments to remain consistent with the makeup of the S&P 400 Index.

Mid-cap stocks as a whole began the year on a strong note, enjoying solid performance from October 2001 through the end of the year. But in 2002, the environment began to change. Except for a brief rally in February and March, the Index generally declined for much of the rest of the fiscal year, eventually driving the Fund into negative ground.

Much of the Fund's weakness over the past year can be attributed to poor performance among stocks in the technology, utility, and producer durable sectors. Within the utilities sector, telecommunications stocks proved to be particularly weak, as all registered double-digit declines. On the positive side, consumer stocks and auto-related firms turned in solid results.

Stocks have clearly been battered in the past two-and-a-half years, though the mid-cap segment has managed to overcome some of the market's weakness. The strength of corporate earnings will have much to do in determining whether equity markets can begin a sustained turnaround. However, at current levels, mid-cap stocks continue to look attractively priced and may offer appreciation potential in the months ahead.

ANNUALIZED PERFORMANCE(1)

AS OF SEPTEMBER 30, 2002                       SINCE INCEPTION(5)
                                        --------------------------------
                              1 YEAR    11/4/1999  11/27/2000  9/24/2001
------------------------------------------------------------------------
Class A NAV                    -5.45%       -0.51%         --         --
------------------------------------------------------------------------
Class A POP                   -10.69%       -2.42%         --         --
------------------------------------------------------------------------
Class B NAV                    -6.07%       -1.18%         --         --
------------------------------------------------------------------------
Class B POP                   -10.59%       -2.08%         --         --
------------------------------------------------------------------------
Class C NAV                    -6.22%          --          --      -2.97%
------------------------------------------------------------------------
Class C POP                    -8.01%          --          --      -4.82%
------------------------------------------------------------------------
Class S                        -5.56%          --      -11.12%        --
------------------------------------------------------------------------
Class Y                        -5.23%       -0.28%         --         --
------------------------------------------------------------------------
S&P 400 Index(3)               -4.70%       -0.02%      -7.65%     -4.70%
------------------------------------------------------------------------
Lipper MidCap Core Index(4)    -9.18%       -3.85%     -11.48%     -2.30%
------------------------------------------------------------------------

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

                                                        CLASS A          CLASS Y
--------------------------------------------------------------------------------
First American Mid Cap Index Fund, Class A NAV         $  9,853
--------------------------------------------------------------------------------
First American Mid Cap Index Fund, Class A POP         $  9,313
--------------------------------------------------------------------------------
First American Mid Cap Index Fund, Class Y                              $  9,919
--------------------------------------------------------------------------------
S&P 400 Index(3)                                       $  9,994         $  9,994
--------------------------------------------------------------------------------

[CHART]

CLASS A

                       FIRST AMERICAN         FIRST AMERICAN
                  MID CAP INDEX FUND,    MID CAP INDEX FUND,
                          CLASS A NAV            CLASS A POP    S&P 400 INDEX(3)
11/1999                      $ 10,000               $  9,452            $ 10,000
10/2000                      $ 12,648               $ 11,955            $ 12,508
 9/2001                      $ 10,422               $  9,850            $ 10,487
 9/2002                      $  9,854               $  9,314            $  9,995

[CHART]

CLASS Y

                      FIRST AMERICAN
                  MID CAP INDEX FUND,
                              CLASS Y       S&P 400 INDEX(3)
11/1999                      $ 10,000               $ 10,000
10/2000                      $ 12,662               $ 12,508
 9/2001                      $ 10,467               $ 10,487
 9/2002                      $  9,920               $  9,995

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

     On September 24, 2001, the Mid Cap Index Fund became the successor by merger to the Firstar MidCap Index Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MidCap Index Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged, capitalization-weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million to measure the performance of the mid-range sector of the U.S. stock market.

(4) Lipper averages are compiled by Lipper Analytical Services, Inc., an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. The Lipper MidCap Core Funds category includes funds that invest at least 75% of their equity assets in companies with market capitalizations less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P 1500 SuperComposite Index. These funds typically have a price-to-earnings ratio, price-to-book ratio, and a three-year sales-per-share growth value compared to the S&P MidCap 400 Index.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

[GRAPHIC]

SMALL CAP INDEX

INVESTMENT OBJECTIVE: RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE RUSSELL 2000 INDEX

The equity markets continued to cause difficulties for investors, though small-cap stocks managed to weather the storm better than larger-cap issues. The First American Small Cap Index Fund (the "Fund") declined 11.09% for Class Y shares for the fiscal year ended September 30, 2002 (Class A shares declined 11.28% on net asset value). The Fund's benchmark, the Russell 2000 Index, fell 9.30%. The Fund's peer group, represented by the Lipper Small Cap Core Index, lost 6.62% over the same period*.

The Fund underwent a major change just before its fiscal year began. The benchmark index, upon which the Fund's portfolio is structured, changed from the Standard & Poor's 600 Small Cap Index to the Russell 2000 Index, which offers a broader diversification and representation of stocks in the small-cap universe. The portfolio was substantially modified just prior to the beginning of its 12-month period to reflect its tracking of the Russell 2000 Index. Additionally, from April to June 2002, about one-third of the holdings in the portfolio were changed, as the Fund tracked turnover in the Index itself.

Although the environment was challenging for equity investors, small-cap stocks managed to avoid some of the issues that plagued larger stocks. Most notable among those issues were the corporate accounting questions that significantly damaged credibility of a number of prominent stocks. However, the Fund was not immune from these issues as continued concerns with corporate profitability and issues clouding the health of the U.S. economy proved detrimental to the fortunes of small-cap stocks as a whole.

In this challenging environment, stocks from the technology, health care, and utility sectors were particularly weak performers. These three sectors comprise roughly one-quarter of the Fund. On the positive side, materials, consumer discretionary, and financial services stocks enjoyed modest gains as a whole. Notably, regional banks generated the most favorable returns for the 12-month period.

As is typically the case, it is expected that small-cap stocks will continue to be more volatile than larger stocks. One advantage the Fund provides is that it represents a broad, cross-section of the small-cap equity market, a level of diversification that can help offset volatility among individual stocks. A critical issue is whether an improved economic environment will result in better profit opportunities for companies. In an improved economic environment, it is generally expected that stocks will manage to shake the long-standing bear market and begin generating positive returns again for investors.

ANNUALIZED PERFORMANCE(1)

AS OF SEPTEMBER 30, 2002                               SINCE INCEPTION(5)
                                            ---------------------------------------
                                 1 YEAR     12/30/1998     12/11/2000     9/24/2001
-----------------------------------------------------------------------------------
Class A NAV                      -11.28%         -1.10%            --            --
-----------------------------------------------------------------------------------
Class A POP                      -16.22%         -2.57%            --            --
-----------------------------------------------------------------------------------
Class B NAV                      -12.03%            --         -13.35%           --
-----------------------------------------------------------------------------------
Class B POP                      -16.51%            --         -15.78%           --
-----------------------------------------------------------------------------------
Class C NAV                      -11.72%            --             --         -9.80%
-----------------------------------------------------------------------------------
Class C POP                      -13.58%            --             --        -11.60%
-----------------------------------------------------------------------------------
Class S                          -11.26%         -1.20%            --            --
-----------------------------------------------------------------------------------
Class Y                          -11.09%         -0.92%            --            --
-----------------------------------------------------------------------------------
Russell 2000 Index(3)             -9.30%         -2.69%        -14.04%       -11.81%
-----------------------------------------------------------------------------------
Lipper Small Cap Core Index(4)    -6.62%          2.65%         -9.55%         6.25%
-----------------------------------------------------------------------------------

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

                                                        CLASS A         CLASS Y
-------------------------------------------------------------------------------
First American Small Cap Index Fund, Class A NAV        $ 9,594
-------------------------------------------------------------------------------
First American Small Cap Index Fund, Class A POP        $ 9,068
-------------------------------------------------------------------------------
First American Small Cap Index Fund, Class Y                            $ 9,660
-------------------------------------------------------------------------------
Russell 2000 Index(3)                                   $ 9,027         $ 9,027
-------------------------------------------------------------------------------

[CHART]

CLASS A

                       FIRST AMERICAN           FIRST AMERICAN
                SMALL CAP INDEX FUND,    SMALL CAP INDEX FUND,
                          CLASS A NAV              CLASS A POP     RUSSELL 2000 INDEX(3)
12/1998                      $ 10,000                 $  9,452                  $ 10,000
11/1999                      $ 10,186                 $  9,628                  $ 10,893
10/2000                      $ 12,408                 $ 11,728                  $ 12,068
 9/2001                      $ 10,825                 $ 10,232                  $  9,953
 9/2002                      $  9,594                 $  9,068                  $  9,027

[CHART]

CLASS Y

                       FIRST AMERICAN
                SMALL CAP INDEX FUND,
                              CLASS Y    RUSSELL 2000 INDEX(3)
12/1998                      $ 10,000                 $ 10,000
11/1999                      $ 10,201                 $ 10,893
10/2000                      $ 12,439                 $ 12,068
 9/2001                      $ 10,876                 $  9,953
 9/2002                      $  9,661                 $  9,027

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and an investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

     On September 24, 2001, the Small Cap Index Fund became the successor by merger to the Firstar Small Cap Index Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Small Cap Index Fund. The Firstar Small Cap Index Fund was organized on December 11, 2000, and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 81% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(4) Lipper averages are compiled by Lipper Analytical Services, Inc., an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. The Lipper Small-Cap Core Funds category consists of funds that invest at least 75% of their equity assets in companies with market capitalizations less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P 1500 SuperComposite Index. These funds typically have a price-to-earnings ratio, price-to-book ratio, and a three-year sales-per-share growth value compared to the S&P SmallCap 600 Index.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

REPORT OF INDEPENDENT AUDITORS

   To the Shareholders and Board of Directors
   First American Investment Funds, Inc.

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Equity Index, Mid Cap Index, and Small Cap Index Funds (certain funds constituting First American Investment Funds, Inc.) (the "Funds") as of September 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the periods indicated therein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Equity Index Fund for the period ended September 30, 1998, were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those financial highlights. The statements of changes in net assets and financial highlights of the Small Cap Index and Mid Cap Index Funds for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000 and January 21, 2000, expressed unqualified opinions on those financial statements and financial highlights.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights audited by us as referred to above, present fairly, in all material respects, the financial position of each of the respective funds consisting Equity Index, Mid Cap Index and Small Cap Index Funds of the First American Investment Funds, Inc. at September 30, 2002, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the periods indicated herein in conformity with accounting principles generally accepted in the United States.

   /s/ Ernst & Young LLP

   Minneapolis, Minnesota
   November 8, 2002



FIRST AMERICAN FUNDS ANNUAL REPORT 2002

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002

EQUITY INDEX FUND

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 13.6%
American Greetings, Cl A* (A)                                11,710       $         189
AOL Time Warner* (A)                                        818,892               9,581
Autozone* (A)                                                19,350               1,526
Bed Bath & Beyond* (A)                                       53,586               1,745
Best Buy* (A)                                                58,966               1,316
Big Lots* (A)                                                21,118                 334
Black & Decker (A)                                           14,775                 620
Brunswick (A)                                                16,272                 342
Carnival (A)                                                106,793               2,681
Centex (A)                                                   11,300                 501
Circuit City Stores                                          38,215                 579
Clear Channel Communications* (A)                           112,364               3,905
Comcast, Cl A* (A)                                          173,701               3,623
Cooper Tire & Rubber                                         12,309                 199
Costco Wholesale* (A)                                        82,681               2,676
Dana (A)                                                     27,266                 357
Darden Restaurants (A)                                       31,539                 765
Delphi Automotive Systems                                   102,650                 878
Dillards, Cl A                                               15,382                 310
Dollar General                                               60,608                 813
Dow Jones & Company (A)                                      15,340                 589
Eastman Kodak (A)                                            53,074               1,446
eBay* (A)                                                    51,704               2,730
Family Dollar Stores                                         31,517                 847
Federated Department Stores* (A)                             35,684               1,051
Ford Motor (A)                                              334,006               3,273
Fortune Brands                                               27,346               1,293
Gannett (A)                                                  48,827               3,524
Gap (A)                                                     157,831               1,712
General Motors (A)                                          102,131               3,973
Goodyear Tire & Rubber (A)                                   30,223                 269
Harley-Davidson (A)                                          55,195               2,564
Harrah's Entertainment*                                      20,876               1,006
Hasbro (A)                                                   31,517                 351
Hilton Hotels                                                67,468                 768
Home Depot (A)                                              432,286              11,283
International Game Technology* (A)                           16,404               1,134
Interpublic Group Companies                                  70,401               1,116
J.C. Penney (A)                                              48,672                 775
Johnson Controls                                             16,289               1,251
Jones Apparel Group* (A)                                     23,645                 726
KB HOME                                                       9,362                 457
Knight-Ridder                                                15,166                 856
Kohl's* (A)                                                  61,199               3,722
Leggett & Platt                                              35,917                 711
Limited (A)                                                  93,452               1,340
Liz Claiborne                                                19,574                 488
Lowe's (A)                                                  142,788               5,911
Marriott International, Cl A (A)                             44,368               1,286
Mattel                                                       79,435               1,431
May Department Stores (A)                                    52,128               1,187
Maytag                                                       14,297                 331
McDonald's                                                  233,975               4,132
McGraw-Hill                                                  35,323               2,162
Meredith                                                      9,097                 392
New York Times, Cl A (A)                                     27,593               1,254
Newell Rubbermaid (A)                                        48,605               1,500
Nike, Cl B (A)                                               48,966               2,114
Nordstrom                                                    24,508                 440
Office Depot*                                                56,734                 700
Omnicom Group (A)                                            34,492               1,921
Pitney Bowes                                                 41,070               1,252
Pulte (A)                                                    11,797                 503
RadioShack (A)                                               31,657       $         635
Reebok International                                         10,962                 275
Sears Roebuck and Company (A)                                57,411               2,239
Sherwin Williams (A)                                         28,672                 679
Snap-On Tools                                                10,710                 246
Stanley Works                                                15,527                 507
Staples*                                                     85,781               1,097
Starbucks* (A)                                               71,254               1,471
Starwood Hotels & Resorts Worldwide (A)                      36,309                 810
Target (A)                                                  165,114               4,874
Tiffany & Company (A)                                        26,534                 569
TJX (A)                                                      99,034               1,684
TMP Worldwide*                                               20,280                 183
Toys "R" Us* (A)                                             38,961                 397
Tribune (A)                                                  55,428               2,317
TRW                                                          23,596               1,382
Tupperware                                                   10,610                 176
Univision Communications, Cl A (A)                           42,038                 958
V.F.                                                         20,074                 722
Viacom, Cl B* (A)                                           322,202              13,065
Visteon                                                      23,820                 226
Wal-Mart Stores (A)                                         815,290              40,145
Walt Disney                                                 374,452               5,669
Wendy's International (A)                                    20,617                 683
Whirlpool                                                    12,508                 574
Yum! Brands* (A)                                             54,492               1,510
                                                                          -------------
                                                                                191,804
                                                                          -------------

CONSUMER STAPLES - 10.0%
Alberto-Culver (A)                                           10,664                 523
Albertson's (A)                                              73,117               1,767
Anheuser-Busch                                              159,604               8,076
Archer-Daniels-Midland                                      118,635               1,484
Avon Products (A)                                            43,297               1,996
Campbell Soup (A)                                            75,955               1,677
Clorox                                                       42,261               1,698
Coca-Cola                                                   452,256              21,690
Coca-Cola Enterprises (A)                                    82,257               1,747
Colgate-Palmolive (A)                                        99,623               5,375
ConAgra Foods                                                97,823               2,431
Coors Adolph                                                  6,646                 374
CVS (A)                                                      71,362               1,809
General Mills (A)                                            67,472               2,997
Gillette                                                    192,822               5,708
H.J. Heinz                                                   64,891               2,165
Hershey Foods (A)                                            25,487               1,581
Kellogg (A)                                                  74,489               2,477
Kimberly-Clark                                               94,484               5,352
Kroger* (A)                                                 144,718               2,041
Pepsi Bottling                                               52,303               1,224
PepsiCo                                                     323,435              11,951
Philip Morris                                               389,586              15,116
Procter & Gamble (A)                                        236,647              21,152
R J Reynolds Tobacco Holdings (A)                            16,760                 676
Safeway* (A)                                                 88,000               1,962
Sara Lee (A)                                                143,930               2,632
SUPERVALU                                                    24,243                 392
Sysco (A)                                                   120,787               3,429
UST                                                          31,582                 891
Walgreen (A)                                                187,953               5,781
Winn-Dixie Stores                                            25,593                 336
Wrigley, William Jr. (A)                                     41,029               2,031
                                                                          -------------
                                                                                140,541
                                                                          -------------

ENERGY - 6.0%
Amerada Hess                                                 16,201               1,100
Anadarko Petroleum (A)                                       46,784               2,084

The accompanying notes are an integral part of the financial statements.

                                       12

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Apache (A)                                                   26,603       $       1,582
Ashland                                                      12,649                 339
Baker Hughes (A)                                             62,416               1,812
BJ Services* (A)                                             28,763                 748
Burlington Resources (A)                                     38,388               1,473
ChevronTexaco                                               194,235              13,451
Conoco, Cl B                                                123,862               5,727
Devon Energy (A)                                             29,211               1,409
EOG Resources                                                21,450                 771
Exxon Mobil                                               1,234,926              39,394
Halliburton                                                  80,645               1,041
Kerr-McGee (A)                                               18,553                 806
Marathon Oil                                                 56,394               1,279
Nabors Industries* (A)                                       26,634                 872
Noble*                                                       24,622                 763
Occidental Petroleum (A)                                     69,264               1,966
Rowan*                                                       17,203                 321
Schlumberger (A)                                            105,227               4,047
Sunoco                                                       13,886                 419
Transocean Sedco Forex*                                      58,567               1,218
Unocal (A)                                                   44,544               1,398
                                                                          -------------
                                                                                 84,020
                                                                          -------------

FINANCIALS - 20.5%
ACE (A)                                                      47,743               1,414
AFLAC (A)                                                    94,900               2,912
Allstate                                                    127,176               4,521
Ambac Financial Group (A)                                    19,298               1,040
American Express                                            242,160               7,551
American International Group                                478,997              26,201
AmSouth Bancorp                                              65,846               1,366
Anthem*                                                      25,869               1,681
Aon (A)                                                      49,531               1,015
Bank of America                                             280,291              17,883
Bank of New York                                            132,543               3,809
Bank One (A)                                                213,726               7,993
BB&T (A)                                                     86,858               3,044
Bear Stearns (A)                                             18,150               1,024
Capital One Financial (A)                                    40,033               1,398
Charles Schwab (A)                                          249,704               2,172
Charter One Financial                                        42,972               1,277
Chubb                                                        31,212               1,711
Cincinnati Financial                                         29,543               1,051
Citigroup                                                   937,218              27,789
Comerica                                                     32,085               1,547
Countrywide Credit Industries (A)                            23,044               1,087
Equity Office Properties Trust                               75,507               1,950
Equity Residential Properties Trust (A)                      49,996               1,197
Fannie Mae                                                  181,578              10,811
Federal Home Loan Mortgage (A)                              126,991               7,099
Fifth Third Bancorp (A)                                     107,232               6,566
First Tennessee National (A)                                 23,084                 800
FleetBoston Financial (A)                                   190,643               3,876
Franklin Resources                                           47,685               1,483
Golden West Financial                                        29,449               1,831
Goldman Sachs Group (A)                                      88,356               5,834
H & R Block (A)                                              33,411               1,404
Hartford Financial Services Group                            45,434               1,863
Household International (A)                                  83,131               2,353
Huntington Bancshares (A)                                    45,021                 819
J P Morgan Chase (A)                                        362,534               6,885
Jefferson-Pilot                                              27,351               1,097
John Hancock Financial Services                              53,615               1,491
KeyCorp                                                      77,566               1,937
Lehman Brothers Holdings (A)                                 44,679               2,192
Lincoln National                                             34,055               1,040
Loew's                                                       34,424       $       1,476
Marsh & McLennan (A)                                         99,718               4,152
Marshall & Ilsley                                            38,637               1,078
MBIA (A)                                                     26,986               1,078
MBNA                                                        232,655               4,276
Mellon Financial                                             80,308               2,082
Merrill Lynch & Company (A)                                 157,085               5,176
Metlife* (A)                                                128,771               2,931
MGIC Investment (A)                                          19,245                 786
Moody's (A)                                                  28,515               1,383
Morgan Stanley                                              200,589               6,796
National City (A)                                           110,880               3,163
North Fork Bancorp                                           29,978               1,134
Northern Trust (A)                                           40,669               1,534
Plum Creek Timber                                            33,626                 760
PNC Financial Services                                       51,717               2,181
Principal Financial Group (A)                                65,300               1,710
Progressive                                                  40,053               2,028
Providian Financial                                          52,089                 255
Prudential Financial* (A)                                   106,797               3,050
Regions Financial (A)                                        45,227               1,478
SAFECO                                                       23,445                 745
Simon Property Group (REIT) (A)                              32,114               1,147
SLM                                                          28,284               2,634
SouthTrust                                                   63,131               1,531
St. Paul Companies (A)                                       38,621               1,109
State Street (A)                                             59,457               2,297
Stilwell Financial                                           40,811                 493
SunTrust Banks (A)                                           52,121               3,204
Synovus Financial                                            53,769               1,109
T. Rowe Price Group                                          22,531                 562
Torchmark                                                    22,110                 757
Travelers Property Casualty, Cl B* (A)                      181,942               2,462
U.S. Bancorp (A)                                            348,102               6,468
Union Planters                                               36,907               1,013
UnumProvident (A)                                            44,287                 901
Wachovia                                                    249,216               8,147
Washington Mutual (A)                                       180,471               5,679
Wells Fargo                                                 311,494              15,002
XL Capital Limited, Cl A (A)                                 24,734               1,818
Zions Bancorporation                                         16,828                 733
                                                                          -------------
                                                                                288,332
                                                                          -------------

HEALTH CARE - 14.8%
Abbott Laboratories                                         284,174              11,481
Aetna                                                        27,585                 988
Allergan (A)                                                 23,717               1,290
AmerisourceBergen* (A)                                       19,434               1,388
Amgen* (A)                                                  234,507               9,779
Applera - Applied Biosystems Group                           38,965                 713
Bard C.R.                                                     9,424                 515
Bausch & Lomb (A)                                             9,813                 326
Baxter International                                        109,454               3,344
Becton, Dickinson & Company                                  47,041               1,336
Biogen* (A)                                                  27,251                 798
Biomet                                                       48,792               1,299
Boston Scientific* (A)                                       73,927               2,333
Bristol-Myers Squibb                                        352,951               8,400
Cardinal Health (A)                                          82,867               5,154
Chiron* (A)                                                  34,671               1,211
Cigna (A)                                                    25,710               1,819
Eli Lilly (A)                                               204,704              11,328
Forest Laboratories, Cl A* (A)                               32,980               2,705
Genzyme (A)                                                  39,319                 810
Guidant* (A)                                                 55,718               1,800
HCA (A)                                                      93,597               4,456

                                       13

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Health Management Associates, Cl A* (A)                      43,941       $         888
HealthSouth*                                                 71,652                 297
Humana                                                       30,718                 381
Johnson & Johnson (A)                                       548,301              29,652
King Pharmaceuticals* (A)                                    45,153                 820
Manor Care* (A)                                              18,268                 411
McKesson HBOC                                                53,213               1,508
MedImmune*                                                   45,994                 962
Medtronic (A)                                               219,496               9,245
Merck (A)                                                   412,464              18,854
Pfizer (A)                                                1,137,088              32,998
Pharmacia                                                   235,463               9,155
Quintiles Transnational* (A)                                 21,578                 205
Schering-Plough                                             266,962               5,692
St. Jude Medical*                                            32,089               1,146
Stryker (A)                                                  35,929               2,070
Tenet Healthcare* (A)                                        88,458               4,379
UnitedHealth Group (A)                                       56,070               4,890
Watson Pharmaceuticals*                                      19,600                 480
Wellpoint Health Networks* (A)                               26,408               1,936
Wyeth (A)                                                   242,399               7,708
Zimmer Holdings*                                             35,366               1,356
                                                                          -------------
                                                                                208,306
                                                                          -------------

INDUSTRIALS - 11.1%
3M (A)                                                       71,265               7,837
Allied Waste Industries*                                     36,535                 269
American Power Conversion*                                   35,971                 344
American Standard* (A)                                       13,214                 841
AMR*                                                         28,247                 118
Apollo Group, Cl A* (A)                                      31,831               1,382
Avery Dennison (A)                                           20,007               1,140
Boeing                                                      152,743               5,213
Burlington Northern Santa Fe (A)                             69,748               1,668
Caterpillar                                                  62,618               2,331
Cendant* (A)                                                190,845               2,054
Cintas Group (A)                                             31,173               1,307
Concord EFS* (A)                                             92,965               1,476
Convergys*                                                   31,780                 478
Cooper Industries                                            17,109                 519
Crane                                                         7,702                 152
CSX (A)                                                      38,664               1,020
Cummins Engine                                                7,540                 178
Danaher (A)                                                  27,749               1,578
Deere & Company (A)                                          43,739               1,988
Delta Air Lines (A)                                          22,439                 208
Donnelley RR & Sons                                          20,621                 485
Dover (A)                                                    37,195                 944
Eaton                                                        12,930                 824
Emerson Electric                                             77,254               3,395
Equifax                                                      26,377                 573
FedEx* (A)                                                   54,602               2,734
First Data (A)                                              139,233               3,892
Fluor                                                        14,885                 364
General Dynamics (A)                                         37,060               3,014
General Electric                                          1,825,461              44,998
Genuine Parts                                                31,728                 972
Goodrich                                                     18,565                 351
Grainger (W.W.)                                              17,052                 726
Honeywell International (A)                                 148,873               3,225
Illinois Tool Works (A)                                      55,087               3,213
IMS Health                                                   52,573                 787
Ingersoll-Rand, Cl A (A)                                     31,034               1,069
ITT Industries                                               16,507               1,029
Lockheed Martin (A)                                          83,468               5,398
Masco (A)                                                    91,026               1,780
McDermott International                                      11,620       $          71
Molex (A)                                                    35,511                 835
Navistar International* (A)                                  11,098                 241
Norfolk Southern                                             70,668               1,427
Northrop Grumman (A)                                         20,445               2,536
Paccar (A)                                                   21,090                 713
Pall (A)                                                     22,345                 353
Parker-Hannifin (A)                                          21,432                 819
Paychex (A)                                                  68,298               1,658
Raytheon                                                     72,508               2,124
Robert Half International*                                   32,080                 509
Rockwell Automation                                          34,086                 555
Rockwell Collins                                             33,289                 730
Ryder System                                                 11,271                 281
Sabre Group Holdings, Cl A*                                  26,063                 504
Southwest Airlines (A)                                      138,056               1,803
Textron                                                      25,472                 869
Thomas & Betts                                               10,693                 151
Tyco International (A)                                      366,058               5,161
Union Pacific (A)                                            45,793               2,650
United Parcel Service, Cl B (A)                             203,740              12,740
United Technologies                                          86,103               4,864
Waste Management (A)                                        115,392               2,691
Worthington Industries                                       11,029                 206
                                                                          -------------
                                                                                156,365
                                                                          -------------

INFORMATION TECHNOLOGY - 12.8%
ADC Telecommunications*                                     144,617                 166
Adobe Systems                                                43,658                 834
Advanced Micro Devices* (A)                                  62,176                 332
Agilent Technologies* (A)                                    85,173               1,112
Altera*                                                      69,966                 607
Analog Devices* (A)                                          67,100               1,322
Andrew* (A)                                                  16,205                 106
Apple Computer* (A)                                          64,763                 939
Applied Materials* (A)                                      301,838               3,486
Applied Micro Circuits*                                      54,502                 156
Autodesk                                                     19,511                 247
Automatic Data Processing                                   113,573               3,949
Avaya*                                                       64,045                  92
BMC Software*                                                44,212                 578
Broadcom, Cl A* (A)                                          48,902                 522
Ciena*                                                       79,199                 235
Cisco Systems*                                            1,342,395              14,068
Citrix Systems*                                              33,142                 200
Computer Associates International* (A)                      105,339               1,011
Computer Sciences**                                          31,482                 875
Compuware* (A)                                               67,986                 207
Comverse Technology* (A)                                     34,016                 238
Corning (A)                                                 173,019                 277
Dell Computer* (A)                                          472,651              11,112
Deluxe                                                       11,549                 520
Electronic Arts* (A)                                         25,113               1,656
Electronic Data Systems (A)                                  87,224               1,219
EMC* (A)                                                    404,848               1,850
Fiserv*                                                      35,274                 991
Gateway*                                                     59,001                 175
Hewlett-Packard (A)                                         559,863               6,534
IBM (A)                                                     310,779              18,146
Intel (A)                                                 1,222,846              16,985
Intuit* (A)                                                  38,530               1,754
Jabil Circuit* (A)                                           36,263                 536
JDS Uniphase* (A)                                           247,930                 483
KLA-Tencor* (A)                                              34,696                 969
Lexmark International Group, Cl A* (A)                       23,627               1,110
Linear Technology                                            57,793               1,197

The accompanying notes are an integral part of the financial statements.

                                       14

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
LSI Logic*                                                   67,363       $         428
Lucent Technologies (A)                                     623,938                 474
Maxim Integrated Products* (A)                               59,248               1,467
Mercury Interactive* (A)                                     15,314                 263
Micron Technology* (A)                                      110,750               1,370
Microsoft* (A)                                              992,298              43,403
Millipore                                                     8,891                 283
Motorola (A)                                                421,812               4,294
National Semiconductor*                                      32,633                 390
NCR* (A)                                                     17,933                 355
Network Appliance* (A)                                       60,788                 446
Novell*                                                      60,249                 127
Novellus Systems* (A)                                        26,616                 554
NVIDIA* (A)                                                  28,073                 240
Oracle Systems                                              999,888               7,859
Parametric Technology*                                       47,489                  85
PeopleSoft* (A)                                              56,541                 699
PerkinElmer                                                  22,811                 124
PMC-Sierra* (A)                                              30,285                 118
QLogic* (A)                                                  16,925                 441
QUALCOMM* (A)                                               142,587               3,938
Rational Software*                                           35,392                 153
Sanmina*                                                     95,432                 264
Scientific-Atlanta (A)                                       28,735                 359
Siebel Systems* (A)                                          86,237                 496
Solectron*                                                  151,153                 319
Sun Microsystems*                                           591,106               1,531
SunGard Data Systems*                                        51,845               1,008
Symbol Technologies (A)                                      41,753                 320
Tektronix*                                                   16,610                 273
Tellabs* (A)                                                 74,816                 305
Teradyne* (A)                                                33,302                 320
Texas Instruments (A)                                       318,085               4,698
Thermo Electron*                                             31,385                 506
Unisys (A)                                                   58,607                 410
VERITAS Software* (A)                                        74,513               1,093
Waters* (A)                                                  23,919                 580
Xerox* (A)                                                  133,961                 663
Xilinx* (A)                                                  61,926                 981
Yahoo!* (A)                                                 110,189               1,055
                                                                          -------------
                                                                                179,488
                                                                          -------------

MATERIALS - 2.7%
Air Products and Chemicals                                   41,686               1,751
Alcoa (A)                                                   158,504               3,059
Allegheny Technologies (A)                                   14,676                 102
Ball                                                         10,134                 511
Bemis                                                         9,644                 476
Boise Cascade                                                10,595                 242
Brown-Forman, Cl B                                           12,444                 833
Dow Chemical (A)                                            167,097               4,563
E.I. du pont de Nemours (A)                                 182,241               6,573
Eastman Chemical                                             14,296                 546
Ecolab (A)                                                   23,728                 990
Engelhard                                                    24,043                 573
Freeport-McMoran Copper & Gold, Cl B* (A)                    26,584                 358
Georgia-Pacific                                              42,247                 553
Great Lakes Chemical                                          9,139                 220
Hercules*                                                    20,038                 185
International Flavors & Fragrances (A)                       17,379                 554
International Paper (A)                                      87,935               2,936
Louisiana Pacific                                            18,985                 123
MeadWestvaco                                                 36,383                 699
Monsanto                                                     49,218                 753
Newmont Mining (A)                                           71,988               1,980
Nucor (A)                                                    14,415       $         546
Pactiv*                                                      28,799                 474
Phelps Dodge* (A)                                            16,311                 418
PPG Industries (A)                                           31,739               1,419
Praxair                                                      29,743               1,520
Rohm & Haas                                                  40,561               1,257
Sealed Air*                                                  15,399                 260
Sigma-Aldrich (A)                                            13,442                 662
Temple-Inland (A)                                             9,144                 353
USX-U.S. Steel Group (A)                                     16,394                 190
Vulcan Materials (A)                                         18,739                 678
Weyerhaeuser (A)                                             39,774               1,741
                                                                          -------------
                                                                                 38,098
                                                                          -------------

TELECOMMUNICATION SERVICES - 3.6%
ALLTEL (A)                                                   56,619               2,272
AT&T (A)                                                    705,474               8,473
AT&T Wireless Services* (A)                                 492,770               2,030
BellSouth                                                   341,927               6,278
CenturyTel (A)                                               26,032                 584
Citizens Communications* (A)                                 51,781                 351
Nextel Communications, Cl A* (A)                            167,082               1,261
Qwest Communications International* (A)                     307,667                 701
SBC Communications                                          610,066              12,262
Sprint (A)                                                  163,803               1,494
Sprint PCS Group* (A)                                       180,722                 354
Verizon Communications (A)                                  500,595              13,736
                                                                          -------------
                                                                                 49,796
                                                                          -------------

UTILITIES - 2.8%
AES* (A)                                                     99,574                 250
Allegheny Energy                                             22,852                 299
Ameren (A)                                                   25,407               1,058
American Electric Power (A)                                  59,479               1,696
Calpine* (A)                                                 70,000                 173
Cinergy (A)                                                  30,421                 956
CMS Energy                                                   24,619                 198
Consolidated Edison (A)                                      39,110               1,573
Constellation Energy (A)                                     29,865                 740
Dominion Resources (A)                                       51,028               2,589
DTE Energy (A)                                               30,729               1,251
Duke Energy (A)                                             156,897               3,067
Dynegy (A)                                                   67,756                  79
Edison International* (A)                                    59,777                 598
El Paso* (A)                                                107,303                 887
Entergy (A)                                                  41,104               1,710
Exelon                                                       59,075               2,806
FirstEnergy                                                  54,610               1,632
FPL Group (A)                                                33,199               1,786
KeySpan (A)                                                  25,947                 869
Kinder Morgan (A)                                            22,347                 792
Mirant* (A)                                                  73,751                 163
NICOR                                                         8,058                 227
NiSource                                                     38,097                 656
People's Energy                                                  30                   1
PG&E (A)                                                     72,134                 812
Pinnacle West Capital                                        15,552                 432
PPL                                                          29,721                 967
Progress Energy* (A)                                         38,709               1,582
Progress Energy-CVO                                           7,576                   1
Public Service Enterprises (A)                               37,916               1,156
Reliant Energy                                               55,793                 558
Sempra Energy                                                38,425                 755
Southern (A)                                                121,912               3,509
TECO Energy (A)                                              27,172                 431
TXU (A)                                                      51,079               2,131

                                       15

DESCRIPTION                                        SHARES/PAR (000)         VALUE (000)
---------------------------------------------------------------------------------------
Williams                                                     97,025       $         219
Xcel Energy (A)                                              73,025                 680
                                                                          -------------
                                                                                 39,289
                                                                          -------------
TOTAL COMMON STOCKS                                                           1,376,039
                                                                          -------------
PREFERRED STOCK - 0%
Wachovia Contra*                                             85,066                  14
                                                                          -------------
TOTAL PREFERRED STOCK                                                                14
                                                                          -------------
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bill (C)
   1.850%, 12/12/02                                    $      5,000               4,984
                                                                          -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   4,984
                                                                          -------------
RELATED PARTY MONEY MARKET FUND - 1.9%
First American Prime Obligations Fund (B)                26,177,441              26,178
                                                                          -------------
TOTAL RELATED PARTY MONEY MARKET FUND                                            26,178
                                                                          -------------
TOTAL INVESTMENTS - 100.1%
   (Cost $1,472,345)                                                          1,407,215
                                                                          -------------
OTHER ASSETS AND LIABILITIES, NET - (0.1)%                                       (1,119)
                                                                          -------------
TOTAL NET ASSETS - 100.0%                                                 $   1,406,096
                                                                          -------------

*Non-income producing security

(A) This security or a portion of this security is out on loan at September 30, 2002. Total loaned securities had a market value of $673,605,747 at September 30, 2002. (Note 8)

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

(C) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. (Note 7)

Cl - Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

MID CAP INDEX FUND

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 16.9%
99 Cents Only Stores*                                        21,213       $         439
Abercrombie & Fitch* (A)                                     29,970                 589
American Eagle Outfitters* (A)                               21,828                 263
ArvinMeritor                                                 21,328                 399
Barnes & Noble*                                              20,397                 432
Belo                                                         33,935                 742
BJ's Wholesale Club* (A)                                     21,548                 410
Blyth                                                        14,266                 398
Bob Evans Farms                                              10,111                 240
Borders Group*                                               24,738                 391
BorgWarner                                                    8,070                 401
Brinker International* (A)                                   29,645                 768
Callaway Golf (A)                                            22,681                 236
Catalina Marketing, Cl C* (A)                                16,028                 450
CBRL Group (A)                                               16,100                 367
CDW Computer Centers* (A)                                    25,269               1,070
Cheesecake Factory*                                          15,313                 457
Circuit City Stores*                                         31,000                 497
Claire's Stores                                              14,752                 322
Clayton Homes                                                41,670                 458
Coach* (A)                                                   27,250                 698
Copart*                                                      27,527                 299
D.R. Horton (A)                                              44,915                 836
Dollar Tree Stores* (A)                                      34,531                 761
Emmis Communications, Cl A* (A)                              16,033                 305
Entercom Communications* (A)                                 15,057                 713
Extended Stay America*                                       28,361                 360
Federal Signal                                               11,528                 212
Furniture Brands International*                              19,198                 441
Gentex* (A)                                                  22,932                 623
GTECH Holdings* (A)                                          16,139                 401
Harte-Hanks                                                  27,270                 507
Hispanic Broadcasting* (A)                                   32,882                 613
International Speedway, Cl A*                                15,169                 603
Kelly Services, Cl A                                         10,736                 233
Krispy Kreme Doughnuts* (A)                                  16,460                 515
Lancaster Colony                                             11,077                 467
Lear* (A)                                                    19,871                 828
Lee Enterprises                                              13,401                 440
Lennar (A)                                                   20,228               1,128
Macrovision*                                                 16,404                 201
Mandalay Resort Group* (A)                                   20,676                 694
Media General, Cl A                                           8,112                 412
Michael's Stores*                                            20,074                 917
Modine Manufacturing                                         10,171                 193
Mohawk Industries* (A)                                       20,210               1,003
Neiman Marcus Group*                                         13,875                 364
Outback Steakhouse*                                          23,200                 638
Papa John's International* (A)                                5,970                 174
Park Place Entertainment* (A)                                91,227                 725
Payless ShoeSource*                                           6,176                 334
PETsMART*                                                    40,840                 727
Pier 1 Imports                                               28,280                 539
Pittston                                                     16,407                 367
Reader's Digest Association, Cl A*                           30,247                 473
Ross Stores                                                  22,880                 815
Saks*                                                        43,141                 454
Scholastic* (A)                                              12,551                 561
Six Flags*                                                   27,971                  98
Sotheby's Holdings, Cl A                                     18,597                 130
Superior Industries                                           8,043                 379
Timberland, Cl A*                                            11,344                 359
Unifi*                                                       16,285                 102
United Rentals*                                              26,639                 225
Washington Post, Cl B                                         2,862       $       1,857
Westwood One* (A)                                            32,307               1,155
Williams-Sonoma* (A)                                         34,810                 823
                                                                          -------------
                                                                                 35,031
                                                                          -------------

CONSUMER STAPLES - 5.5%
Church and Dwight                                            11,404                 378
Constellation Brands, Cl A* (A)                              26,726                 617
Dean Foods (A)                                               27,351               1,088
Dial (A)                                                     27,435                 589
Dole Food                                                    16,954                 492
Dreyer's Grand Ice Cream                                     10,530                 736
Hormel Foods (A)                                             42,000                 919
Interstate Bakeries                                          13,326                 354
Longs Drug Stores* (A)                                       10,176                 235
McCormick & Company                                          42,304                 965
PepsiAmericas                                                46,530                 661
Ruddick                                                      14,044                 213
Sensient Technologies                                        14,317                 302
Smithfield Foods* (A)                                        35,704                 561
Smucker (JM)                                                 14,988                 550
Tootsie Roll Industries                                      15,628                 464
Tyson Foods, Cl A                                           106,824               1,242
Universal Corporation                                         9,517                 334
Whole Foods Market* (A)                                      17,392                 745
                                                                          -------------
                                                                                 11,445
                                                                          -------------

ENERGY - 8.5%
Cooper Cameron* (A)                                          16,393                 685
ENSCO International (A)                                      45,007               1,127
Equitable Resources                                          18,326                 633
FMC Technologies*                                            19,784                 332
Forest Oil*                                                  14,945                 381
Grant Prideco*                                               35,361                 302
Hanover Compressor* (A)                                      19,861                 165
Helmerich & Payne                                            15,120                 517
Murphy Oil                                                   12,901               1,059
National-Oilwell* (A)                                        24,494                 475
Noble Energy (A)                                             18,740                 637
Ocean Energy                                                 53,211               1,062
Patterson-UTI Energy* (A)                                    25,658                 655
Peabody Energy                                               15,750                 402
Pennzoil-Quaker State (A)                                    23,381                 514
Pepco Holdings                                               54,317               1,084
Pioneer Natural Resources*                                   35,120                 852
Pride International*                                         40,299                 524
Smith International* (A)                                     30,662                 899
Tidewater (A)                                                16,466                 444
Valero Energy (A)                                            31,684                 839
Varco International* (A)                                     29,260                 495
Weatherford International (A)                                39,362               1,462
Westar Energy (A)                                            21,656                 218
Western Gas Resources (A)                                     9,984                 312
Wisconsin Energy                                             34,824                 846
XTO Energy                                                   37,500                 773
                                                                          -------------
                                                                                 17,694
                                                                          -------------

FINANCIALS - 18.3%
Allmerica Financial                                          16,058                 193
American Financial Group                                     20,847                 480
AmeriCredit* (A)                                             25,875                 209
Amerus Group                                                 11,696                 332
Arthur J. Gallagher                                          24,901                 614
Associated Banc-Corp                                         22,871                 726
Astoria Financial                                            26,819                 654
Bank of Hawaii                                               21,916                 611
Banknorth Group (A)                                          44,850               1,065

                                       17

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
City National                                                14,458       $         676
Colonial BancGroup                                           37,390                 464
Commerce Bancorp* (A)                                        20,350                 845
Compass Bancshares                                           38,958               1,149
Dime Bancorp                                                 23,400                   2
E*TRADE Group*                                              117,019                 521
Eaton Vance (A)                                              21,010                 581
Edwards A.G. (A)                                             23,009                 736
Everest Re Group (A)                                         15,510                 851
Fidelity National Financial                                  28,889                 830
First Virginia Banks                                         21,710                 810
FirstMerit                                                   25,598                 548
Golden State Bancorp                                         39,870               1,289
Greater Bay Bancorp (A)                                      15,523                 282
GreenPoint Financial (A)                                     30,023               1,253
HCC Insurance Holdings (A)                                   18,847                 452
Hibernia, Cl A                                               46,305                 926
Horace Mann Educators                                        12,358                 182
Hospitality Properties Trust (REIT)                          16,275                 539
Independence Community Bank                                  17,300                 434
IndyMac Bancorp*                                             18,112                 349
Investors Financial Services (A)                             19,520                 528
LaBranche* (A)                                               18,642                 377
Legg Mason (A)                                               19,148                 815
Leucadia National                                            16,742                 569
M & T Bank (A)                                               26,387               2,080
Mercantile Bankshares                                        19,919                 760
Metris (A)                                                   18,666                  43
MONY Group                                                   12,474                 308
National Commerce Financial (A)                              61,033               1,529
Neuberger Berman (A)                                         21,136                 570
New Plan Excel Realty Trust (REIT)                           25,678                 473
New York Community Bancorp                                   32,513                 916
Ohio Casualty                                                18,705                 304
Old Republic International                                   36,441               1,034
PMI Group                                                    27,298                 743
Protective Life                                              20,771                 639
Provident Financial Group                                    14,737                 370
Radian Group (A)                                             28,681                 937
Roslyn Bancorp                                               26,572                 463
SEI Investments                                              32,715                 781
Silicon Valley Bancshares*                                   13,447                 228
Sovereign Bancorp (A)                                        79,174               1,021
Stancorp Financial Group                                      8,585                 454
TCF Financial (A)                                            21,891                 927
Unitrin                                                      19,574                 601
Waddell & Reed Financial (A)                                 24,237                 428
Webster Financial                                            14,506                 487
Westamerica Bancorporation                                   10,159                 409
Wilmington Trust                                             19,870                 575
                                                                          -------------
                                                                                 37,972
                                                                          -------------

HEALTH CARE - 13.8%
AdvancePCS* (A)                                              27,966                 630
Apogent Technologies*                                        32,351                 604
Apria Healthcare Group*                                      16,543                 390
Barr Laboratories* (A)                                       13,195                 822
Beckman Coulter                                              18,703                 724
Charles River Labaratories International*                    13,530                 531
Covance*                                                     19,685                 385
Cytec* (A)                                                   37,156                 398
DENTSPLY International                                       23,659                 950
Edwards Lifesciences* (A)                                    18,105                 463
Express Scripts* (A)                                         23,823               1,299
First Health Group* (A)                                      30,646                 831
Gilead Sciences* (A)                                         59,238               1,986
Health Net*                                                  37,858       $         812
Henry Schein*                                                13,245                 699
Hillenbrand Industries                                       18,163                 986
ICN Pharmaceuticals                                          25,019                 227
IDEC Pharmaceuticals* (A)                                    46,188               1,918
Incyte Genomics*                                             20,429                  95
IVAX* (A)                                                    58,853                 722
Lifepoint Hospitals* (A)                                     11,944                 372
Lincare Holdings                                             32,163                 998
Millennium Pharmaceuticals* (A)                              86,035                 802
Mylan Laboratories                                           37,447               1,226
Omnicare (A)                                                 28,504                 602
Oxford Health Plans* (A)                                     26,635               1,037
PacifiCare Health Systems*                                   10,907                 252
Patterson Dental*                                            20,327               1,040
Perrigo* (A)                                                 21,917                 233
Protein Design Labs*                                         26,926                 223
Quest Diagnostics* (A)                                       29,466               1,813
Sepracor*                                                    25,441                 133
SICOR*                                                       35,130                 534
STERIS*                                                      20,832                 519
Triad Hospitals* (A)                                         22,446                 852
Universal Health Services* (A)                               18,114                 927
Varian* (A)                                                   9,850                 272
Varian Medical Systems* (A)                                  19,230                 827
Vertex Pharmaceuticals* (A)                                  22,996                 425
VISX*                                                        16,142                 149
                                                                          -------------
                                                                                 28,708
                                                                          -------------

INDUSTRIALS - 12.5%
AGCO (A)                                                     24,883                 577
Airborne                                                     14,638                 166
Alaska Air Group*                                             7,120                 126
Albany International, Cl A*                                  10,906                 207
Alexander & Baldwin                                          10,866                 242
AMETEK                                                        9,765                 284
Atlas Air Worldwide Holdings* (A)                            11,576                  28
Banta                                                         7,633                 271
Bisys Group*                                                 36,095                 603
C. H. Robinson Worldwide                                     24,895                 673
Carlisle Companies                                            9,202                 338
Ceridian*                                                    44,908                 640
Certegy*                                                     20,931                 421
CheckFree*                                                   23,746                 270
ChoicePoint*                                                 24,653                 879
CNF                                                          14,895                 468
CSG Systems International*                                   15,578                 170
DeVry*                                                       21,464                 400
Donaldson                                                    12,779                 439
DST Systems*                                                 35,206               1,037
Dun & Bradstreet*                                            22,463                 755
Dycom Industries*                                            14,475                 133
Education Management*                                        10,581                 468
EGL*                                                         14,815                 163
Energizer Holdings*                                          26,074                 793
Expeditors International of Washington                       31,453                 879
Fastenal* (A)                                                22,949                 725
Flowserve* (A)                                               16,704                 167
FMC*                                                         10,611                 274
GATX (A)                                                     13,094                 259
Granite Construction                                         12,559                 207
Harsco                                                       12,251                 333
HON Industries                                               18,813                 479
Hubbell, Cl B                                                17,867                 519
Hunt (J. B.) Transport Services (A)                          11,861                 279
IMC Global                                                   34,782                 419

The accompanying notes are an integral part of the financial statements.

                                       18

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Jacobs Engineering Group*                                    18,280       $         564
Kaydon                                                        9,217                 185
Kennametal                                                   10,416                 335
Korn Ferry International*                                    11,455                  90
L-3 Communications Holdings* (A)                             28,423               1,498
Manpower (A)                                                 23,154                 679
Miller Herman (A)                                            22,951                 408
MPS Group                                                    31,035                 180
Nordson                                                       8,169                 194
Overseas Shipholding Group                                   10,952                 167
Pentair                                                      13,714                 510
Precision Castparts                                          15,824                 343
Quanta Services* (A)                                         20,464                  43
Republic Services*                                           47,024                 884
Rollins                                                       9,773                 190
Sequa                                                         3,005                 157
SPX* (A)                                                     12,357               1,247
Swift Transportation* (A)                                    25,915                 404
Sylvan Learning Systems*                                     12,199                 167
Tecumseh Products, Cl A                                       4,961                 208
Teleflex                                                     11,880                 541
Trinity Industries                                           13,889                 229
Valassis Communications*                                     16,110                 565
Viad                                                         26,981                 551
Wallace Computer Services                                    12,578                 222
York International                                           11,396                 321
                                                                          -------------
                                                                                 25,973
                                                                          -------------

INFORMATION TECHNOLOGY - 10.4%
3Com*                                                       108,454                 427
Activision* (A)                                              20,189                 483
Acxiom*                                                      26,625                 378
ADTRAN*                                                      11,435                 178
Advanced Fiber Communications*                               24,995                 332
Advent Software* (A)                                         10,056                 115
Affiliated Computer Services, Cl A* (A)                      39,876               1,697
Arrow Electronics* (A)                                       30,376                 384
Ascential Software*                                          83,631                 155
Atmel*                                                      141,257                 150
Avnet                                                        34,618                 374
Avocent*                                                     12,820                 172
Cabot Microelectronics* (A)                                   7,334                 273
Cadence Design Systems* (A)                                  80,333                 817
Cirrus Logic*                                                25,235                  64
CommScope*                                                   17,862                 121
Credence Systems*                                            17,500                 152
Cree* (A)                                                    21,998                 275
Cypress Semiconductor*                                       37,253                 244
Diebold                                                      20,174                 664
Fairchild Semiconductor International, Cl A* (A)             35,391                 335
FEI*                                                          9,811                 142
Gartner Group, Cl B*                                         25,031                 200
Harris                                                       19,072                 639
Imation*                                                      9,375                 266
InFocus*                                                      9,993                  76
Integrated Device Technology* (A)                            31,256                 326
International Rectifier* (A)                                 19,227                 300
Internet Security Systems (A)                                14,640                 180
Intersil, Cl A* (A)                                          41,275                 535
Investment Technology Group*                                 14,566                 426
Jack Henry & Associates                                      27,356                 340
Keane*                                                       22,869                 154
KEMET* (A)                                                   24,832                 212
Lam Research* (A)                                            38,538                 343
Lattice Semiconductor*                                       33,189                 206
Legato Systems*                                              34,751                  96
LTX*                                                         14,103       $          64
Macromedia*                                                  18,091                 140
McDATA, Cl A*                                                34,302                 186
Mentor Graphics*                                             19,980                  97
Micrel*                                                      28,042                 173
Microchip Technology*                                        61,079               1,249
National Instruments* (A)                                    15,588                 341
Network Associates* (A)                                      47,160                 501
Newport*                                                     12,294                 139
Plantronics* (A)                                             13,412                 219
Plexus*                                                      12,711                 118
Polycom*                                                     30,190                 205
Powerwave Technologies*                                      18,919                  64
Quantum*                                                     47,674                 105
Retek* (A)                                                   20,891                  75
Reynolds & Reynolds, Cl A                                    21,010                 471
RF Micro Devices* (A)                                        51,003                 306
RSA Security*                                                17,122                  58
SanDisk* (A)                                                 20,791                 273
Semtech*                                                     22,094                 214
Storage Technology*                                          30,632                 322
Sybase*                                                      29,370                 341
Sykes Enterprises*                                           12,236                  51
Symantec* (A)                                                43,877               1,476
Synopsys* (A)                                                23,082                 881
Tech Data* (A)                                               16,319                 431
Titan* (A)                                                   23,573                 226
Transaction Systems Architects, Cl A*                        10,708                  66
TriQuint Semiconductor* (A)                                  39,948                 141
Vishay Intertechnology* (A)                                  48,296                 425
Wind River Systems*                                          23,895                  77
                                                                          -------------
                                                                                 21,666
                                                                          -------------

MATERIALS - 4.4%
A. Schulman                                                  10,024                 174
Airgas*                                                      21,552                 283
AK Steel Holdings                                            32,642                 239
Albemarle                                                    12,606                 319
Arch Coal                                                    14,214                 235
Bandag                                                        5,847                 178
Bowater (A)                                                  16,716                 590
Cabot Industrial                                             18,589                 390
Carpenter Technology                                          5,449                  71
Crompton                                                     34,381                 346
Cytec Industries*                                            11,925                 262
Ferro                                                        12,193                 282
Fuller H.B.                                                   8,149                 217
Glatfelter                                                   11,462                 132
Graftech International*                                      20,851                 151
Longview Fibre                                               15,455                 107
Lubrizol                                                     14,585                 412
Lyondell Chemical (A)                                        48,351                 577
Martin Marietta Materials                                    14,767                 481
Minerals Technologies                                         5,905                 219
Olin (A)                                                     14,755                 242
Packaging Corporation of America*                            31,566                 553
Potlatch                                                      8,615                 247
Rayonier                                                      8,214                 344
RPM                                                          34,732                 488
Solutia                                                      37,890                 198
Sonoco Products                                              28,659                 611
Valspar (A)                                                  15,138                 565
Wausau-Mosinee Paper                                         15,590                 144
                                                                          -------------
                                                                                  9,057
                                                                          -------------

                                       19

DESCRIPTION                                        SHARES/PAR (000)         VALUE (000)
---------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.5%
Broadwing*                                                   66,215       $         131
Price Communications*                                        14,729                 166
Telephone & Data Systems                                     16,629                 839
                                                                          -------------
                                                                                  1,136
                                                                          -------------

UTILITIES - 6.0%
AGL Resources (A)                                            16,977                 375
ALLETE                                                       25,198                 544
Alliant Energy (A)                                           26,115                 503
American Water Works                                         30,272               1,352
Aquila (A)                                                   54,515                 223
Black Hills                                                   7,121                 186
Cleco                                                        16,117                 217
DPL                                                          38,270                 630
DQE                                                          22,410                 336
Energy East                                                  43,716                 866
Great Plains Energy                                          16,607                 318
Hawaiian Electric Industries                                  9,630                 415
IDACORP                                                       9,588                 233
MDU Resources Group                                          21,609                 493
National Fuel Gas                                            24,242                 482
Northeast Utilities                                          41,319                 698
NSTAR                                                        14,151                 560
OGE Energy                                                   18,141                 306
Oneok                                                        21,379                 404
PNM Resources                                                11,836                 234
Puget Energy                                                 25,260                 516
Questar                                                      24,750                 565
SCANA                                                        27,824                 724
Sierra Pacific Resources                                     32,704                 199
Vectren (A)                                                  20,508                 451
WGL Holdings                                                 14,694                 351
WPS Resources                                                 8,385                 297
                                                                          -------------
                                                                                 12,478
                                                                          -------------
TOTAL COMMON STOCKS                                                             201,160
                                                                          -------------
U.S. TREASURY OBLIGATION - 0.6%
U.S. Treasury Bills (C)
   1.850%, 12/12/02                                     $     1,300               1,296
                                                                          -------------
TOTAL U.S TREASURY OBLIGATION                                                     1,296
                                                                          -------------
RELATED PARTY MONEY MARKET FUND - 3.3%
First American Prime Obligations Fund (B)                 6,892,679               6,893
                                                                          -------------
TOTAL RELATED PARTY MONEY MARKET FUND                                             6,893
                                                                          -------------
TOTAL INVESTMENTS - 100.7%
   (Cost $255,079)                                                              209,349
                                                                          -------------
OTHER ASSETS AND LIABILITIES, NET - (0.7)%                                       (1,560)
                                                                          -------------
TOTAL NET ASSETS - 100.0%                                                 $     207,789
                                                                          -------------

*Non-income producing security

(A) This security or a portion of this security is out on loan at September 30, 2002. Total loaned securities had a market value of $57,916,763 at September 30, 2002. (Note 8)

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

(C) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. (Note 7)

Cl - Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SMALL CAP INDEX FUND

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
COMMON STOCKS - 94.3%
CONSUMER DISCRETIONARY - 13.8%
1-800 Flowers*                                                2,216       $          16
4Kids Entertainment* (A)                                      1,873                  44
A.C. Moore Arts & Crafts*                                     2,338                  49
Aaron Rents                                                   2,726                  63
Action Performance*                                           2,961                  76
Advanced Marketing Services                                   2,689                  37
ADVO*                                                         3,490                 111
Aeropostale*                                                  2,371                  37
AFC Enterprises*                                              2,723                  55
Alliance Gaming*                                              8,097                 125
Ambassadors Group*                                              812                  12
AMC Entertainment*                                            5,533                  41
Ameristar Casinos*                                            2,151                  41
ANC Rental* (A)                                              11,900                   1
AnnTaylor Stores*                                             8,158                 188
APAC Customer Service*                                        5,190                  15
Applica*                                                      3,284                  17
Applied Industrial Technology                                 3,197                  54
Arctic Cat                                                    2,720                  38
Arden Group, Cl A*                                              118                   7
Argosy Gaming*                                                4,736                 109
Asbury Automotive Group*                                      1,554                  14
Aztar*                                                        6,468                  85
Bally Total Fitness Holding* (A)                              5,810                  58
Bassett Furniture                                             1,740                  24
Beasley Broadcast Group*                                      1,285                  16
Beazer Homes USA* (A)                                         2,304                 141
Bebe Stores*                                                    832                  10
Benihana*                                                       836                  10
Blair                                                         1,340                  27
Blyth                                                         6,026                 168
Bob Evans Farms                                               6,333                 150
Boca Resorts, Cl A*                                           5,184                  53
Bombay Company*                                               6,187                  17
Boston Beer, Cl A*                                              847                  12
Boyd Gaming*                                                  6,088                 114
Boyds Collection Limited*                                     4,063                  26
Bridgford Foods                                                 207                   2
Brookstone*                                                   1,404                  17
Brown Shoe                                                    3,251                  58
Buca* (A)                                                     2,842                  23
Buckle*                                                       1,251                  25
Building Materials Holding*                                   2,592                  30
Burlington Coat Factory                                       3,173                  57
Bush Industries, Cl A                                         1,443                  12
Cache*                                                          588                   8
California Pizza Kitchen*                                     2,618                  60
Carmike Cinemas*                                                388                   7
Cato                                                          2,616                  50
Center Trust                                                  2,785                  16
Champion Enterprise*                                          9,744                  29
Championship Auto Racing*                                     1,717                   6
Champps Entertainment*                                        1,444                  11
Charlotte Russe Holding*                                      1,563                  15
Charles River Associates*                                     1,229                  20
Charming Shoppes* (A)                                        20,091                 136
Checkers Drive-in Restaurants*                                1,323                  11
Cherokee*                                                     1,243                  20
Chicago Pizza & Brewery*                                      1,877                  13
Children's Place Retail Stores* (A)                           2,147                  22
Christopher & Banks* (A)                                      4,416                 111
Churchill Downs                                               1,234                  45
CKE Restaurants*                                              9,824                  39
Claire's Stores                                               7,834       $         171
Coachmen Industries                                           2,674                  40
Coldwater Creek*                                              1,017                  13
Cole National*                                                1,892                  24
Concord Camera*                                               4,705                  22
Cost Plus*                                                    3,613                  97
Cross Country*                                                6,067                  85
Cross Media Marketing*                                        1,314                   1
Crown Media Holdings, Cl A* (A)                               4,716                  17
CSK Auto*                                                     4,432                  55
CSS Industries*                                                 687                  25
Dave & Busters*                                               2,122                  24
Deb Shops                                                       760                  19
dELIA*s*                                                      5,944                   6
Department 56*                                                2,235                  23
Dover Downs Gaming & Entertainment                            1,755                  14
Dover Motorsports                                             2,519                  10
Dress Barn*                                                   5,061                  79
Dura Automotive Systems*                                      3,168                  39
Electro Rent*                                                 2,774                  27
Electronics Boutique & Holdings* (A)                          1,855                  51
Exult* (A)                                                    9,646                  28
FAO*                                                          3,188                   9
Factory 2-U Stores*                                           2,590                   5
Federal Signal                                                8,043                 148
Finish Line, Cl A*                                            3,560                  32
Finlay Enterprises*                                           1,163                  18
Fisher Communications*                                          884                  42
Foamex International*                                         5,098                  28
Footstar*                                                     3,676                  29
Fossil*                                                       3,738                  75
Fred's                                                        4,028                 120
Friedman's                                                    3,191                  25
FTD*                                                            605                   8
Gaiam*                                                          778                   9
Galyan's Trading*                                             1,977                  20
Gart Sports*                                                  1,239                  23
Gaylord Entertainment*                                        4,141                  78
Genesco*                                                      3,790                  52
Goody's Family Clothing*                                      3,112                  15
Great Atlantic & Pacific Tea*                                 3,049                  26
Grey Global Group                                               140                  83
Group 1 Automotive*                                           3,538                  79
Guess?*                                                       2,149                   9
Guitar Center*                                                2,848                  53
Gymboree* (A)                                                 4,434                  72
Hall Kinion and Associates*                                   2,113                  13
Hancock Fabrics                                               3,081                  50
Handleman*                                                    4,768                  44
Haverty Furniture                                             2,876                  36
Hibbett Sporting Goods*                                       1,296                  27
Hollywood Casino, Cl A*                                       2,213                  27
Hollywood Entertainment*                                     10,022                 146
Hot Topic* (A)                                                5,900                 106
Hovnanian Enterprises*                                        2,969                 100
Hughes Supply                                                 4,490                 131
iDine Rewards Network*                                        2,630                  24
IHOP*                                                         3,675                  89
Imagistics International*                                     3,287                  57
IMPCO Technologies*                                           1,861                   7
Information Holdings*                                         2,233                  48
Ingles Markets, Cl A                                            869                   9
Insight Communications*                                       7,823                  72
Insight Enterprises*                                          7,713                  78
InterTAN*                                                     4,391                  31

                                       21

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Isle of Capri Casinos*                                        3,352       $          56
J & J Snack Foods*                                            1,176                  43
J. Jill Group*                                                3,445                  60
Jack in the Box*                                              6,735                 154
JAKKS Pacific*                                                4,386                  49
Jo-Ann Stores, Cl A*                                          2,777                  78
Johnson Outdoors, Cl A*                                         717                   8
Journal Register*                                             5,415                 102
Kmart* (A)                                                   91,060                  45
K2*                                                           3,102                  25
Keane*                                                       11,033                  74
Kellwood                                                      4,745                 108
Kelly Services, Cl A                                          3,074                  67
Kenneth Cole Productions*                                     1,500                  30
Kimball International                                         5,825                  80
K-Swiss, Cl A                                                 2,217                  47
Landry's Restaurants                                          4,150                  94
Libbey                                                        2,570                  82
Liberty                                                       3,080                 110
Liberty Livewire, Cl A*                                       3,630                   6
Linens 'N Things*                                             6,797                 125
Lithia Motors*                                                2,105                  36
LodgeNet Entertainment*                                       2,045                  16
Lone Star Steakhouse & Saloon                                 3,512                  74
Luby's*                                                       3,541                  17
M/I Schottenstein Homes                                       2,659                  84
Macrovision*                                                  8,206                 100
Magna Entertainment*                                          8,405                  46
Marcus                                                        3,782                  50
MarineMax*                                                    1,360                  12
Martha Stewart Living* (A)                                    2,489                  17
Marvel Enterprises* (A)                                       3,384                  24
Matthews International, Cl A                                  4,900                 115
Maxwell Shoe*                                                 2,612                  30
MDC Holdings                                                  3,735                 132
Men's Wearhouse*                                              5,621                  83
Meritage*                                                     1,991                  71
Mestek*                                                         193                   4
Midas*                                                        1,413                   7
Midway Games* (A)                                             5,056                  28
Modine Manufacturing                                          5,019                  95
Monaco Coach*                                                 4,517                  90
Monarch Casino & Resort*                                        684                   9
Monro Muffler Brake*                                          1,151                  21
Mossimo*                                                      1,285                   8
Mothers Work*                                                   418                  16
Movado Group                                                  1,735                  28
Movie Gallery* (A)                                            3,349                  50
MTR Gaming Group*                                             4,094                  38
Multimedia Games*                                             2,009                  40
Nautica Enterprises*                                          4,699                  49
Nautilus Group* (A)                                           5,646                 110
Netflix*                                                      1,102                  11
Oakley*                                                       4,649                  47
OfficeMax*                                                   21,628                  88
Oneida                                                        2,727                  38
OshKosh B' Gosh, Cl A                                         1,925                  66
O'Charley's*                                                  3,353                  63
Overstock.com*                                                  560                   3
Oxford Industries                                             1,009                  22
P. F. Chang's China Bistro*                                   3,008                  87
Pacific Sunwear of California* (A)                            5,636                 115
Palm Harbor Homes*                                            3,357                  39
Panera Bread, Cl A*                                           4,204                 114
Papa John's International*                                    2,467                  72
ParkerVision* (A)                                             1,589       $          18
Party City*                                                   1,174                  16
Paxson Communications*                                        5,438                  12
Payless ShoeSource*                                           4,036                 218
PC Connection*                                                1,388                   6
Penn National Gaming*                                         6,368                 120
Penn Traffic*                                                 1,788                  12
Penton Media*                                                 3,944                   1
Pep Boys-Manny Moe & Jack                                     8,952                 110
Phillips Van-Heusen                                           4,380                  55
Pinnacle Entertainment*                                       4,434                  32
Playboy Enterprises*                                          2,514                  24
Pomeroy Computer Resources*                                   2,117                  21
Priceline.com* (A)                                           24,311                  35
PriceSmart*                                                     794                  16
Prime Hospitality*                                            8,285                  68
Private Media Group*                                          2,939                   7
Pulitzer                                                      1,871                  78
Quaker Fabric*                                                2,362                  15
Quicksilver*                                                  3,746                  85
R.H. Donnelley*                                               4,951                 129
Racing Champions Ertl*                                        1,708                  28
RARE Hospitality International*                               3,699                  87
RemedyTemp, Cl A*                                               986                  12
Regent Communication*                                         5,401                  27
Regis (A)                                                     8,204                 232
Rent-Way*                                                     5,094                  15
Restoration Hardware*                                         3,489                  16
Rex Stores*                                                   1,683                  17
Russ Berrie and Company                                       1,551                  47
Russell                                                       4,417                  66
Ryan's Family Steak Houses*                                   8,426                 103
Saga Communications*                                          2,796                  52
Salem Communications*                                         1,737                  39
Salton* (A)                                                   1,772                  15
Sauer-Danfoss                                                 1,821                  16
School Specialty* (A)                                         2,766                  69
Scientific Games*                                             6,298                  42
SCP Pool*                                                     3,731                 102
Sharper Image*                                                1,407                  27
Shoe Carnival*                                                1,345                  19
Shop at Home* (A)                                             6,620                  15
Shopko*                                                       5,200                  68
Shuffle Master*                                               3,267                  61
Sinclair Broadcast Group, Cl A*                               5,970                  82
SITEL*                                                       10,990                  19
Skechers USA*                                                 3,193                  30
Skyline                                                       1,131                  31
Sonic*                                                        6,782                 157
Sotheby's Holdings, Cl B*                                     8,259                  58
SOURCECORP*                                                   2,720                  56
Spanish Broadcasting System, Cl A*                            6,948                  46
Speedway Motorsports*                                         2,366                  56
Sports Authority*                                             6,297                  38
Sports Resorts International* (A)                             4,929                  21
Stage Stores*                                                 3,673                  80
Stamps.com*                                                   6,587                  28
Standard Motor Products                                       1,026                  11
Standard Pacific                                              6,193                 145
Stanley Furniture*                                            1,244                  26
Station Casinos*                                              6,573                 112
Steak 'N Shake*                                               4,379                  48
Stein Mart*                                                   3,928                  23
Steinway Musical Instruments*                                 1,009                  15
Steven Madden*                                                1,836                  26

The accompanying notes are an integral part of the financial statements.

                                       22

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Stoneridge*                                                   2,445       $          42
Stride Rite                                                   7,411                  59
Sturm, Ruger & Company                                        2,752                  34
Superior Industries                                           3,829                 180
Tasty Baking                                                  1,506                  19
TBC*                                                          3,291                  34
The Wet Seal, Cl A*                                           5,243                  52
Thor Industries*                                              2,841                  99
TiVo* (A)                                                     3,415                  12
Too*                                                          6,294                 147
Topps*                                                        7,232                  62
Toro                                                          2,330                 131
Tower Automotive* (A)                                        11,625                  78
Tractor Supply*                                               2,616                  83
Trans World Entertainment*                                    3,281                  10
Triarc Companies*                                             2,270                  52
Tropical Sportswear International*                              981                  13
Tuesday Morning*                                              1,651                  30
Tupperware                                                    8,733                 145
Tweeter Home Entertainment*                                   3,716                  26
Ultimate Electronics*                                         2,248                  29
Unifi*                                                        9,636                  60
United Auto Group*                                            3,209                  45
Universal Electronics*                                        2,778                  25
Urban Outfitters*                                             1,399                  34
Vail Resorts*                                                 1,408                  20
Value Line                                                      347                  14
ValueVision International*                                    3,805                  45
Vans*                                                         3,492                  20
Wabtec                                                        5,726                  81
Wackenhut Corrections*                                        1,800                  20
WCI Communities*                                              1,368                  17
Weis Markets                                                  1,436                  48
Wellman                                                       6,032                  82
WESCO International*                                          4,053                  17
West Marine*                                                  2,048                  26
WestPoint Stevens* (A)                                        7,564                   7
Whitehall Jewelers*                                           2,155                  23
Wilsons The Leather Experts*                                  2,425                  17
Winnebago Industries                                          2,224                  88
WMS Industries*                                               3,986                  56
Wolverine World Wide                                          7,774                 117
World Wrestling*                                              2,295                  19
Wyndham International*                                       27,697                   9
XM Satellite Radio Holdings* (A)                             10,193                  40
Yankee Candle*                                                4,970                  85
                                                                          -------------
                                                                                 15,348
                                                                          -------------

CONSUMER STAPLES - 3.0%
7-Eleven*                                                     4,411                  38
Alico                                                           328                   9
American Italian Pasta*                                       3,059                 109
Aurora Foods*                                                 7,288                   5
BriteSmile* (A)                                               2,123                   2
Casey's General Stores                                        7,069                  82
Chiquita Brands International*                                6,663                 103
Coca-Cola Bottling                                              416                  20
Corn Products International                                   6,339                 182
Del Monte Foods*                                              6,283                  51
Delta & Pine Land                                             6,618                 124
DIMON                                                         8,762                  55
Duane Reade*                                                  3,939                  63
Elizabeth Arden*                                              2,303                  28
Farmer Brothers                                                 194                  63
Fleming Companies (A)                                         8,683                  43
Flowers Foods*                                                4,427       $         101
Green Mountain Coffee*                                          654                   8
Hain Celestial Group*                                         4,438                  65
Horizon Organic Holding*                                      1,258                  20
International Multifoods*                                     2,976                  58
Interstate Bakeries                                           8,056                 214
Lance                                                         4,554                  58
Longs Drug Stores* (A)                                        5,375                 124
Maui Land & Pineapple*                                          367                   7
Mondavi Robert, Cl A*                                         1,119                  34
Monterey Pasta*                                               2,648                  12
Nash-Finch                                                    2,072                  28
National Beverage*                                              698                  10
Natures Sunshine Product                                      1,622                  18
NBTY*                                                         7,513                  98
Nu Skin Enterprises                                           8,118                  99
Pathmark Stores*                                              4,992                  46
Peets Coffee & Tea*                                           1,691                  22
Pilgrims Pride                                                3,113                  29
Playtex Products*                                             5,019                  43
Ralcorp Holdings*                                             5,689                 121
Revlon* (A)                                                     965                   3
Riviana Foods                                                   881                  20
Ruddick                                                       5,380                  82
Sanderson Farms                                               1,042                  17
Schweitzer-Mauduit International                              2,641                  56
Seaboard                                                        106                  23
Sensient Technologies                                         7,859                 166
Smart & Final*                                                1,646                   7
Smucker (JM)                                                  8,038                 295
Standard Commercial                                           2,459                  41
Tejon Ranch*                                                  1,524                  37
United Natural Foods*                                         3,616                  83
Universal                                                     5,031                 176
Vector Group                                                  4,255                  54
Wild Oats* (A)                                                3,656                  33
                                                                          -------------
                                                                                  3,285
                                                                          -------------

ENERGY - 4.1%
3TEC Energy*                                                  3,167                  45
Atwood Oceanics*                                              1,831                  54
Berry Petroleum, Cl A                                         3,100                  53
Cabot Oil & Gas                                               5,043                 108
Cal Dive International*                                       6,748                 136
Carbo Ceramics                                                1,841                  66
Chesapeake Energy                                            26,800                 177
Comstock Resources*                                           4,462                  31
Denbury Resources*                                            4,793                  49
Dril-Quip*                                                    1,394                  23
Encore Acquisition*                                           1,732                  28
Energy Partners*                                              3,457                  28
EnergySouth                                                     525                  13
ENSCO International (A)                                       1,569                  39
Evergreen Resources* (A)                                      3,482                 143
Exploration Company of Delaware*                              3,047                  16
Frontier Oil                                                  4,943                  61
Global Industries*                                           12,352                  51
Grey Wolf*                                                   31,391                 113
Gulf Island Fabrication*                                      1,472                  17
GulfMark Offshore*                                              906                  16
Hanover Compressor*                                           9,152                  76
Harvest Natural Resources*                                    7,360                  40
Holly                                                         1,595                  27
Horizon Offshore*                                             3,531                  15
Hydril*                                                       2,046                  51

                                       23

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Input/Output*                                                 7,832       $          38
Key Energy Services*                                         17,985                 142
Key Production*                                               2,658                  43
Lone Star Technologies*                                       5,456                  65
Lufkin Industries                                               780                  19
Magnum Hunter Resources*                                      9,168                  48
Magnum Hunter Resources Warrant*                              1,160                  --
Massey Energy                                                11,577                  75
Maverick Tube*                                                7,117                  63
Meridian Resource*                                            6,439                  14
MGE Energy                                                    2,222                  57
Michael Baker*                                                  946                  10
NATCO*                                                          779                   6
Newpark Resources*                                           13,240                  52
NS Group*                                                     2,971                  18
Nuevo Energy*                                                 3,311                  36
Oceaneering International*                                    4,238                 108
Offshore Logistics* (A)                                       3,696                  66
Oil States International*                                     3,233                  32
Parker Drilling*                                             14,766                  32
Patina Oil & Gas                                              3,554                 101
Penn Virginia                                                 1,347                  44
Petroleum Helicopters*                                          330                   9
PetroQuest Energy*                                            5,274                  23
Plains Resources*                                             4,588                 118
Prima Energy*                                                 1,793                  38
Pure Resources*                                               3,317                  74
Quicksilver Resources*                                        1,961                  35
Range Resources*                                              9,775                  46
Remington Oil & Gas*                                          3,950                  56
Resource America, Cl A                                        2,859                  23
RPC                                                           1,837                  18
Seacor Smit*                                                  3,262                 134
Spinnaker Exploration*                                        4,343                 125
St. Mary Land & Exploration                                   5,163                 123
Stone Energy*                                                 4,131                 134
Superior Energy Services*                                     9,239                  60
Swift Energy*                                                 4,263                  44
Syntroleum*                                                   3,195                   5
Tesoro Petroleum*                                            12,395                  35
Tetra Technologies* (A)                                       2,366                  48
The Houston Exploration*                                      1,840                  57
Tom Brown*                                                    6,094                 140
TransMontaigne*                                               1,787                   9
Trico Marine Services*                                        4,297                  11
Unit*                                                         6,819                 131
Universal Compression Holdings*                               2,804                  45
Veritas DGC* (A)                                              6,154                  67
Vintage Petroleum                                             9,220                 100
Westar Energy (A)                                             8,511                  86
Western Gas Resources (A)                                     3,243                 101
Westport Resources*                                           3,350                  61
W-H Energy Services*                                          4,356                  75
World Fuel Services                                           1,428                  28
                                                                          -------------
                                                                                  4,604
                                                                          -------------

FINANCIALS - 22.3%
1st Source*                                                   2,683                  38
ABC Bancorp                                                   1,499                  19
Acadia Realty Trust (REIT)                                    2,043                  15
Actrade Financial Technologies* (A)(D)                        1,449                  --
Advanta, Cl B                                                 4,155                  43
Alabama National                                              1,819                  82
Alexander's*                                                    714                  44
Alexandria Real Estate Equities                               2,868                 122
Alfa                                                          7,674       $          94
Allegiant Bancorp                                             2,332                  38
AMCORE Financial                                              4,250                  93
American Capital Strategies (A)                               6,533                 123
American Financial Holdings                                   3,932                 120
American Home Mortgage Holdings                               1,622                  18
American Medical Security Group*                              1,309                  19
American National Bankshares                                    749                  21
American Physicians Capital*                                  1,626                  27
Ameritrade Holding*                                          17,974                  67
Amli Residential Properties Trust                             2,569                  57
Anchor Bancorp                                                4,399                  89
Anthracite Capital (REIT)* (A)                                9,544                 108
Anworth Mortgage Asset                                        2,133                  26
Apex Mortgage Capital                                         5,884                  66
Argonaut Group                                                3,971                  68
Arrow Financial                                               1,568                  45
Associated Estates Realty (REIT)                              4,740                  38
Avatar Holdings*                                                739                  18
Baldwin & Lyons                                               1,052                  23
Banc*                                                         2,419                  19
BancFirst                                                       959                  47
Bank Mutual                                                   2,286                  46
Bank of Granite                                               2,330                  42
Bank of the Ozarks                                              831                  19
BankAtlantic Bancorp                                          8,278                  74
Bankunited Financial*                                         4,559                  73
Banner                                                        2,006                  41
Bay View Capital*                                            11,608                  66
Bedford Property Investors (REIT)                             2,621                  65
Berkshire Hills Bancorp                                       1,005                  24
BKF Capital Group*                                            1,281                  27
Boston Private Financial Holdings                             3,521                  75
BostonFed Bancorp                                               749                  22
Boykin Lodging (REIT)                                         3,383                  33
Brandywine Realty Trust (REIT)                                4,697                 106
Brookline Bancorp                                            11,007                 129
Bryn Mawr Bank                                                  564                  22
BSB Bancorp                                                   1,626                  32
Cadiz* (A)                                                    6,690                  20
California First National Bancorp                                91                   1
Camden National                                               1,457                  38
Capital Automotive (REIT)                                     4,167                 104
Capital City Bank Group                                       1,187                  39
Capitol Bancorp                                               1,550                  27
Capstead Mortgage                                             2,535                  52
Cascade Bancorp                                               2,393                  33
Cash America International                                    4,020                  33
Cathay Bancorp                                                2,842                 111
CB Bancshares                                                   512                  18
CBL & Associates Properties (REIT)                            3,677                 142
CCBT Financial                                                1,669                  44
Centennial Bancorp                                            3,773                  33
Central Coast Bancorp*                                        1,336                  25
Century Bancorp, Cl A                                           501                  13
CFS Bancorp                                                   2,149                  30
Charter Financial                                               743                  21
Charter Mutual                                                6,285                 111
Chateau Communities (REIT)                                    3,683                  97
Chelsea Property Group                                        4,846                 164
Chemical Financial                                            4,077                 118
Chittenden                                                    5,291                 157
Citizens*                                                     4,388                  39
Citizens First Bancorp                                        1,551                  28
City Bank                                                     1,378                  40

The accompanying notes are an integral part of the financial statements.

                                       24

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
City Holdings                                                 3,239       $          83
Clark Bardes Holdings*                                        2,634                  47
CNA Surety                                                    2,567                  34
Coastal Bancorp                                               1,148                  32
Coastal Financial                                             1,708                  23
Cobiz                                                         1,370                  22
Colonial Properties Trust                                     2,396                  87
Columbia Bancorp                                                996                  19
Columbia Banking System*                                      2,374                  26
Commerce Group                                                4,359                 141
Commercial Federal                                            8,608                 187
Commercial Net Lease Realty (REIT)                            6,657                 107
Commonwealth Bancorp                                          1,257                  58
Community Bank System                                         2,011                  60
Community Banks                                               1,427                  38
Community First Bankshares                                    7,060                 197
Community Trust Bancorp                                       1,952                  53
CompuCredit*                                                  3,325                  18
Connecticut Bancshares                                        2,281                  84
Conseco* (A)                                                 57,601                   4
Cornerstone Realty Income Trust (REIT)                        8,132                  72
Corporate Office Properties Trust (REIT)                      3,622                  49
Correctional Properties Trust (REIT)                            976                  22
Corrections Corporation of America*                           5,364                  75
Corus Bankshares                                              1,532                  67
CPB                                                           1,349                  62
Crawford & Company                                            4,812                  30
Credit Acceptance*                                            2,415                  20
Crown American Realty Trust (REIT)                            4,256                  39
CVB Financial                                                 4,877                 107
Delphi Financial Group                                        2,332                  85
Dime Community Bancshares                                     4,435                  95
DVI*                                                          2,338                  11
East West Bancorp                                             4,353                 147
EastGroup Properties (REIT)                                   2,547                  63
Elan Rights*                                                  6,919                  --
EMC Insurance Group                                             355                   5
Entertainment Properties Trust (REIT)                         3,564                  79
Equity Inns (REIT)                                            7,860                  49
Equity One (REIT)                                             1,241                  16
eSPEED, Cl A*                                                 4,557                  46
Essex Property Trust (REIT)                                   2,652                 131
Euronet Worldwide*                                            2,843                  14
F.N.B.                                                        1,098                  34
F&M Bancorp                                                   1,832                  58
Farmers Capital Bank                                          1,121                  37
FBL Financial Group, Cl A                                     2,708                  50
FBR Asset Investment (REIT)                                   3,143                  98
Federal Agricultural Mortgage* (A)                            1,543                  46
Federal Realty Investment Trust (REIT)                        6,115                 165
FelCor Lodging Trust (REIT)                                   8,358                 107
Fidelity Bankshares                                           2,969                  53
Fidelity National Information Solutions*                      3,987                  61
Financial Federal*                                            2,084                  66
Financial Industries                                          1,420                  22
Financial Institutions                                        1,838                  50
First Bancorp North Carolina                                  1,029                  25
First Bank - Puerto Rico                                      4,189                 160
First Banks America*                                            280                  11
First Busey                                                   1,341                  30
First Charter                                                 5,871                  97
First Citizens Bancshares                                     1,140                 118
First Commonwealth Financial                                 10,745                 133
First Community Bancorp                                         736                  21
First Community Bancshares                                    1,624                  48
First Defiance Financial                                        822       $          14
First Essex Bancorp                                           1,210                  40
First Federal Capital                                         4,021                  78
First Financial                                               1,266                  61
First Financial Bancorp                                       6,764                 120
First Financial Bankshares                                    2,055                  75
First Financial Holdings                                      2,638                  71
First Indiana                                                 2,088                  38
First Merchants                                               2,566                  63
First National                                                1,093                  30
First Niagara Financial Group                                 1,841                  58
First Oak Brook Bancshares                                      757                  23
First Place Financial                                         3,116                  44
First Republic Bank*                                          2,331                  51
First Sentinel Bancorp                                        5,208                  70
First South Bancorp                                             389                  14
First State Bancorporation                                      580                  14
FirstFed American Bancorp                                     1,205                  29
FirstFed Financial*                                           3,596                  93
Flagstar Bancorp                                              2,952                  61
Flushing Financial                                            1,996                  33
FPIC Insurance Group* (A)                                     1,608                  14
Franklin Financial                                              514                  13
Fremont General                                              11,266                  55
Friedman, Billings, Ramsey Group*                             3,154                  32
Frontier Financial                                            2,825                  72
Gabelli Asset Management*                                     1,113                  33
Gables Residential Trust (REIT)                               4,161                 111
GBC Bancorp of California                                     1,475                  29
German American                                               1,419                  24
Getty Realty (REIT)                                           2,555                  49
Glacier Bancorp                                               3,020                  69
Gladstone Capital                                             1,619                  27
Glenborough Realty Trust (REIT)                               2,695                  55
Glimcher Realty Trust (REIT)                                  4,895                  92
Gold Banc                                                     6,118                  59
Granite State Bankshares                                        843                  28
Great American Financial Resources                            1,226                  19
Great Lakes (REIT)                                            1,728                  30
Great Southern Bancorp                                        1,128                  42
Hancock Holding                                               2,278                 107
Hanmi Financial*                                              1,767                  27
Harbor Florida Bancshares                                     3,986                  82
Harleysville Group                                            5,490                 144
Harleysville National                                         3,629                  88
Hawthorne Financial*                                          1,322                  35
Health Care (REIT)                                            6,776                 185
Healthcare Realty Trust (REIT)                                7,059                 220
Heritage Property Investment Trust (REIT)                     3,372                  84
Hilb, Rogal & Hamilton                                        5,221                 215
Home Properties of New York                                   4,514                 147
Horace Mann Educators                                         6,450                  95
HRPT Properties Trust (REIT)                                 24,190                 200
Hudson River                                                  3,109                  75
Humboldt Bancorp                                              2,196                  26
IBERIABANK                                                    1,037                  39
IMPAC Mortgage Holdings (REIT)                                7,623                  85
Independence Holdings                                           639                  13
Independent Bank                                              2,435                  48
Independent Bank - Michigan                                   2,433                  81
Innkeepers USA Trust (REIT)                                   4,855                  39
Insignia Financial Group*                                     3,539                  28
Integra Bank                                                  2,730                  49
Interchange Financial Services                                1,336                  22
International Bancshares                                      3,897                 152

                                       25

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Investors Real Estate Trust                                   5,817       $          62
IRT Property (REIT)                                           6,021                  71
Irwin Financial                                               2,902                  49
ITLA Capital*                                                 1,002                  30
JDN Realty (REIT)                                             5,511                  67
Jefferies Group                                               3,550                 135
Jones Lang LaSalle*                                           5,760                 118
Kansas City Life Insurance                                      649                  25
Keystone Property Trust                                       2,565                  43
Kilroy Realty                                                 4,157                  99
Knight Trading Group*                                        16,022                  60
Koger Equity (REIT)                                           3,679                  62
Kramont Realty Trust                                          5,328                  79
La Quinta (REIT)*                                            26,046                 125
Lakeland Bancorp                                              1,987                  34
Lakeland Financial                                              868                  21
LandAmerica Financial Group                                   3,524                 116
Lasalle Hotel Properties (REIT)                               3,502                  44
Lendingtree*                                                  1,293                  19
Lexington Corporate Properties Trust (REIT)                   4,088                  66
LNR Property                                                  4,425                 148
Local Financial*                                              4,293                  59
LSB Bancshares                                                1,304                  21
LTC Properties (REIT)                                         2,957                  24
Macatawa Bank                                                 1,014                  19
Macerich (REIT)                                               5,737                 178
MAF Bancorp                                                   3,585                 111
Main Street Banks                                             1,965                  36
MainSource Financial Group                                      606                  14
Manufactured Home Communities (REIT)                          2,143                  68
MASSBANK                                                        470                  14
MB Financial*                                                 2,574                  86
MCG Capital                                                   3,714                  49
Medford Bancorp                                               1,180                  41
MEEMIC Holdings*                                                125                   4
Merchants Bancshares                                            357                   9
MeriStar Hospitality (REIT)                                   8,664                  74
Metris (A)                                                    6,305                  15
MFA Mortgage Investments (REIT)                               8,174                  66
Mid-America Apartment Communities (REIT)                      2,145                  53
Mid-Atlantic Realty Trust (REIT)                              2,969                  48
Midland                                                       1,545                  26
Mid-State Bancshares                                          4,415                  72
Midwest Banc Holdings                                         1,792                  34
Mills (REIT)                                                  3,893                 115
Mission West Properties (REIT)                                2,211                  24
Mississippi Valley Bancshares                                 1,063                  53
Nara Bancorp                                                    589                  10
NASB Financial                                                  683                  14
National Health Investors (REIT)*                             4,009                  61
National Health Realty (REIT)                                   168                   3
National Penn Bancshares                                      3,214                  90
National Western Life Insurance, Cl A*                          521                  53
Nationwide Health Properties (REIT)                           8,132                 139
Navigators Group*                                               795                  16
NBC Capital                                                   1,137                  29
NBT Bancorp                                                   5,533                  96
Net.B@NK*                                                     9,609                 100
New Century Financial                                         3,025                  71
Northwest Bancorp                                             1,912                  24
Novastar Financial (REIT)                                     1,898                  41
NYMagic*                                                        290                   4
Oceanfirst Financial                                          1,901                  39
Ocwen Financial*                                              6,877                  20
Odyssey Re Holdings                                           3,142                  52
Ohio Casualty*                                                9,647       $         157
Old Second Bancorp                                            1,197                  46
Omega Financial                                               1,151                  39
OMEGA Healthcare Investors (REIT)*                            3,699                  21
Oriental Financial Group                                      2,465                  54
Pacific Capital Bancorp                                       6,275                 170
Pacific Northwest Bancorp                                     3,025                  82
Pacific Union Bank*                                           2,124                  24
Pan Pacific Retail Properties                                 5,835                 201
Parkvale Financial                                              501                  12
Parkway Properties (REIT)                                     1,965                  66
Partners Trust Financial Group                                1,207                  17
Peapack-Gladstone Financial                                     522                  34
PennFed Financial Services                                      921                  25
PennRock Financial Services                                   1,271                  37
Pennsylvania (REIT)                                           2,317                  60
Peoples Bancorp                                               1,468                  38
Peoples Holding Company                                         905                  37
PFF Bancorp                                                   2,306                  64
Philadelphia Consolidated Holding*                            3,108                  92
Pico Holdings*                                                1,248                  14
PMA Capital                                                   4,865                  73
Port Financial                                                  915                  37
Post Properties (REIT)                                        5,295                 138
Prentiss Properties Trust (REIT)                              5,221                 151
Presidential Life                                             3,719                  54
Price Legacy (REIT)*                                          5,232                  15
PrivateBancorp                                                  715                  22
Proassurance*                                                 4,166                  70
Prosperity Bancshares                                         2,038                  35
Provident Bancorp                                               487                  14
Provident Bankshares                                          4,435                  96
PS Business Parks (REIT)                                      1,727                  59
Quaker City Bancorp*                                          1,087                  36
R&G Financial                                                 2,911                  64
RAIT Investment Trust (REIT)                                  3,038                  63
Ramco-Gershenson Properties Trust (REIT)                      1,146                  23
Realty Income (REIT)                                          5,621                 192
Redwood Trust (REIT)                                          2,142                  59
Republic Bancorp, Cl A                                        1,521                  17
Republic Bancorp                                              9,012                 117
Republic Bancshares*                                            910                  18
RFS Hotel Investors                                           5,865                  64
Riggs National                                                2,603                  37
RLI                                                           1,142                  61
Royal Bancshares of Pennsylvania, Cl A                          704                  13
S.Y. Bancorp                                                    893                  31
S&T Bancorp                                                   4,647                 117
Sandy Spring Bancorp                                          2,744                  85
Santander Bancorp                                               885                  12
Saul Centers (REIT)                                           2,286                  53
Saxon Capital*                                                5,318                  59
Seacoast Banking                                              2,268                  43
Seacoast Financial Services                                   5,202                 104
Second Bancorp                                                1,582                  42
Selective Insurance Group                                     4,772                 104
Senior Housing Properties Trust (REIT)                        7,722                  87
Shurgard Storage Centers                                      6,325                 200
Simmons First National, Cl A                                  1,189                  44
SL Green Realty                                               4,606                 142
SoundView Technology Group*                                  12,971                  17
South Financial Group                                         7,424                 157
Southwest Bancorp                                               699                  18
Southwest Bancorp of Texas* (A)                               5,181                 189
Sovran Self Storage                                           2,053                  62

The accompanying notes are an integral part of the financial statements.

                                       26

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
St. Francis Capital                                           1,280       $          29
State Auto Financial                                          2,361                  36
State Bancorp                                                   671                  12
Staten Island Bancorp                                        10,386                 181
Sterling Bancorp                                              1,548                  41
Sterling Bancshares                                           7,182                  94
Sterling Financial                                            3,037                  71
Sterling Financial*                                           2,647                  48
Stewart Information Services*                                 3,314                  71
Suffolk Bancorp                                               2,166                  70
Summit Bancshares                                               649                  14
Summit Properties (REIT)                                      3,537                  69
SunBank                                                         724                  16
Sun Bancorp*                                                  1,084                  14
Sun Communities                                               2,462                  90
Superior Financial                                            1,300                  24
Susquehanna Bancshares                                        6,954                 151
SWS Group (A)                                                 2,869                  35
Tanger Factory Outlet Centers (REIT)                            721                  20
Taubman Centers (REIT)                                        4,793                  68
Texas Regional Bancshares, Cl A                               4,016                 134
The Trust Company of New Jersey                               3,532                  90
Thornburg Mortgage (REIT)                                     7,509                 141
Three Rivers Bancorp                                          1,641                  26
Tompkins Trustco                                              1,611                  69
Town & Country Trust (REIT)                                   2,953                  62
Trammell Crow*                                                5,543                  55
Transcontinental Realty Investors (REIT)*                     1,123                  19
Triad Guaranty*                                               1,480                  52
TriCo Bancshares                                                735                  19
Troy Financial                                                1,478                  39
TrustCo Bank Corporation of New York                         12,676                 134
U.S. Restaurant Properties                                    3,667                  52
UCBH Holdings                                                 3,215                 126
UICI*                                                         7,293                 119
UMB Financial                                                 2,703                 106
Umpqua Holdings (A)                                           3,879                  64
Union Acceptance, Cl A*                                       1,843                   7
Union Bankshares                                              1,339                  33
United Bankshares (A)                                         6,479                 188
United Community Banks                                        3,177                  77
United Community Financial                                    6,046                  54
United Fire & Casualty                                        1,275                  43
United National Bancorp                                       2,850                  59
Universal American Financial*                                 5,892                  29
Universal Health Realty Income Trust (REIT)                   1,529                  40
Unizan Financial                                              4,092                  78
Urstadt Biddle Properties, Cl A (REIT)                        1,450                  17
USB Holding                                                   2,382                  44
Ventas (REIT)                                                11,335                 151
Vesta Insurance Group                                         9,176                  23
VIB*                                                          2,298                  34
Virginia Financial Group                                      1,185                  36
W Holding                                                     7,736                 126
Walter Industries                                             5,796                  71
Warwick Community Bancorp                                       718                  19
Washington Real Estate Investment Trust                       6,417                 163
Washington Trust Bancorp                                      2,448                  48
Waypoint Financial                                            7,561                 127
Wellsford Real Properties*                                      976                  17
Wesbanco                                                      3,766                  90
West Coast Bancorp                                            3,609                  55
Westcorp                                                      2,496                  50
Westfield Financial                                             943                  14
WFS Financial*                                                1,538                  32
Willow Grove Bancorp                                            886       $          10
Winston Hotels (REIT)                                         2,851                  21
Wintrust Financial (A)                                        2,617                  75
World Acceptance*                                             1,820                  14
WSFS Financial                                                1,906                  53
Yardville National Bancorp                                    1,378                  23
Zenith National Insurance                                     1,439                  38
                                                                          -------------
                                                                                 24,786
                                                                          -------------

HEALTH CARE - 12.2%
1-800 Contacts* (A)                                           1,090                  11
A G Schering                                                    286                  14
AAI Pharma*                                                   2,087                  25
Abgenix* (A)                                                 14,836                  96
ABIOMED*                                                      1,930                   6
Acacia Research*                                              3,787                  15
Adolor*                                                       5,931                  83
Advanced Neuromodulation Systems*                             1,565                  52
Advanced Tissue Science* (A)                                 14,244                  11
Advisory Board*                                                 803                  24
Aksys* (A)                                                    4,551                  26
ALARIS Medical*                                               3,216                  15
Albany Molecular Research*                                    3,967                  68
Alexion Pharmaceuticals*                                      3,583                  42
Align Technology*                                             5,579                  15
Alkermes*                                                    10,336                  82
Alliance Imaging*                                             2,484                  30
Allos Therapeutics*                                           4,350                  37
Alpharma, Cl A                                                5,496                  53
American Healthways*                                          2,080                  34
American Medical Systems*                                     3,882                  81
American Pharmaceutical Partners*                             1,436                  23
AMERIGROUP*                                                   1,898                  64
Ameripath*                                                    5,309                  79
Amsurg, Cl A* (A)                                             3,864                 117
Amylin Pharmaceuticals* (A)                                  11,682                 194
Angelica                                                      1,478                  32
Antigenics* (A)                                               3,904                  32
Aphton*                                                       3,231                   7
Applera*                                                     12,953                 103
Applied Molecular Evolution*                                  2,719                  11
Apria Healthcare Group*                                       7,582                 179
Arena Pharmaceuticals*                                        3,628                  20
Ariad Pharmaceuticals*                                        5,598                  18
Arqule*                                                       3,951                  20
Array Biopharma*                                              3,896                  30
Arrow International                                           1,630                  52
Arthrocare*                                                   4,077                  49
AtheroGenics*                                                 4,669                  29
Atrix Laboratories*                                           3,580                  53
AVANIR Pharmaceuticals*                                      10,939                  13
Avigen* (A)                                                   3,846                  30
Bentley Pharmaceuticals*                                      1,855                  16
Beverly Enterprises*                                         18,584                  45
BioMarin Pharmaceutical*                                      6,825                  40
Biopure*                                                      3,460                  12
Bio-Rad Laboratories, Cl A*                                   3,123                 118
Bio-Reference Labs*                                           1,370                   9
BioReliance*                                                    612                  13
Biosite* (A)                                                  2,154                  62
Bio-Technology General*                                      11,479                  34
Bone Care International*                                      1,870                  11
Bradley Pharmaceuticals*                                      1,397                  12
Bruker Daltonics*                                             2,345                  12
Caliper Technologies*                                         4,434                  19

                                       27

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Cantel Medical*                                                 968       $          10
Cardiac Science*                                              9,679                  19
CardioDynamics International*                                 5,830                  17
Cell Genesys*                                                 6,305                  76
Cell Therapeutics* (A)                                        6,673                  29
Centene*                                                        921                  25
Ceres Group*                                                  3,826                   7
Cerus*                                                        2,371                  40
Chattem*                                                        971                  40
Cholestech*                                                   2,186                  23
CIMA Labs*                                                    2,676                  67
Ciphergen Biosystems*                                         3,839                  12
Closure Medical*                                                694                   8
Cobalt*                                                       1,852                  31
Columbia Laboratories*                                        4,800                  22
Conceptus*                                                    3,165                  48
CONMED*                                                       4,960                 100
Connetics*                                                    5,859                  54
Cooper (A)                                                    2,683                 141
Corixa*                                                       7,359                  47
Corvel*                                                       1,015                  30
Covance*                                                     11,655                 228
Cryolife*                                                     3,011                   8
Cubist Pharmaceuticals*                                       5,378                  27
CuraGen*                                                      8,184                  35
Curative Health Services*                                     1,975                  21
CV Therapeutics*                                              4,982                 104
Cyberonics*                                                   3,935                  68
D & K Healthcare Resources                                    2,338                  21
Datascope                                                     2,008                  54
Decode Genetics*                                              7,024                  15
Del Laboratories*                                               484                   9
Deltagen*                                                     1,448                   2
DIANON Systems*                                               1,600                  76
Digene*                                                       2,109                  17
Discovery Partners International*                             3,582                  11
Diversa*                                                      4,717                  40
DJ Orthopedics*                                               1,412                   5
Drugstore.com*                                                4,941                   8
Durect*                                                       4,177                  13
Dynacq International*                                         1,149                  13
Embrex*                                                       1,412                  16
Endo Pharmaceuticals*                                         3,338                  28
Endocardial Solutions*                                        2,232                   7
Endocare* (A)                                                 3,351                  48
Enzo Biochem*                                                 4,376                  63
Enzon* (A)                                                    8,228                 158
Eon Labs*                                                     1,612                  35
EPIX Medical*                                                 2,388                  11
eResearch Technology*                                         1,495                  28
Esperion Therapeutics*                                        3,788                  22
Exact Sciences* (A)                                           2,170                  29
Exelixis*                                                     8,677                  43
First Horizon Pharmaceutical*                                 4,086                  22
Gene Logic*                                                   5,191                  40
Genencor International*                                       2,132                  20
Genesis Health Ventures*                                      5,072                  83
Genta* (A)                                                    7,425                  48
Gentiva Health Services*                                      4,407                  36
Genzyme*                                                      6,526                  12
Geron*                                                        4,638                  18
Guilford Pharmaceuticals*                                     4,255                  21
Haemonetics*                                                  3,149                  75
Hanger Orthopedic Group*                                      3,930                  62
Harvard Bioscience*                                           2,864                   9
Healthcare Services Group*                                    1,812       $          25
HealthExtras*                                                 2,638                  11
HealthTronics Surgical Services*                              1,503                  13
Hologic*                                                      3,623                  36
Hooper Holmes                                                10,339                  64
ICU Medical*                                                  1,836                  67
IDEXX Laboratories*                                           5,743                 178
IGEN International*                                           2,818                  84
ILEX Oncology*                                                6,141                  29
Illumina*                                                     4,542                  16
ImClone Systems* (A)                                          9,740                  76
Immucor*                                                      1,972                  32
ImmunoGen*                                                    8,015                  26
Immunomedics*                                                 8,243                  49
Impath*                                                       3,311                  43
Impax Laboratories*                                           4,549                  22
INAMED*                                                       2,216                  51
Incyte Genomics*                                             12,646                  59
Indevus Pharmaceuticals*                                      8,541                  13
Inhale Therapeutic Systems*                                  10,302                  52
Integra Lifesciences*                                         3,469                  55
InterMune* (A)                                                4,849                 159
Interpore International*                                      3,033                  25
Intuitive Surgical*                                           5,576                  45
Invacare                                                      4,605                 158
Inverness Medical Innovations*                                1,054                  10
Isis Pharmaceuticals*                                         8,779                  87
K-V Pharmaceutical*                                           3,345                  63
Kendle International*                                         1,943                  13
Kensey Nash*                                                  1,145                  17
Kindred Healthcare*                                           2,037                  75
Kos Pharmaceuticals*                                          1,076                  12
Kosan Biosciences*                                            3,182                  21
Kyphon*                                                         910                  12
La Jolla Pharmaceutical*                                      8,339                  36
LabOne*                                                       1,134                  18
Lannet*                                                         687                   7
Lexicon Genetics*                                             6,638                  27
Lifecore Biomedical*                                          1,697                  11
Ligand Pharmaceuticals*                                       9,952                  68
Luminex* (A)                                                  3,617                  25
Magellan Health Services*                                     5,999                   2
Martek Bioscience*                                            3,544                  58
Matria Healthcare*                                            1,086                   9
Maximus*                                                      3,060                  69
Maxygen*                                                      5,335                  33
Medarex*                                                     13,329                  45
MedCath*                                                      1,310                  15
Med-Design* (A)                                               1,614                   6
Medical Staffing Network Holdings*                            1,658                  25
Medicines*                                                    4,454                  49
MedSource Technologies*                                       1,337                  10
Mentor                                                        3,522                 112
Meridian Medical Technologies*                                  649                  23
Merit Medical Systems*                                        2,115                  41
MGI Pharma*                                                   4,686                  33
MIM*                                                          4,403                  42
Mine Safety Appliances                                        1,285                  50
Molecular Devices*                                            2,748                  34
Myriad Genetics* (A)                                          4,528                  72
NABI Biopharmaceuticals*                                      7,115                  39
NaPro BioTheraputics*                                         5,085                   6
Nastech Pharmaceutical*                                       1,222                  10
National Healthcare*                                          1,638                  29
NDCHealth                                                     5,787                  90

The accompanying notes are an integral part of the financial statements.

                                       28

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
NeoPharm*                                                     2,298       $          32
Neose Technologies*                                           2,215                  17
Neurocrine Biosciences* (A)                                   5,325                 218
Neurogen*                                                     2,630                  21
Noven Pharmaceuticals*                                        4,119                  50
NPS Pharmaceuticals* (A)                                      4,879                 100
Ocular Sciences*                                              3,066                  72
Odyssey Healthcare*                                           2,278                  68
Onyx Pharmaceuticals*                                         2,427                  10
Option Care*                                                  2,307                  20
Orasure Technologies*                                         5,153                  23
OrthoLogic*                                                   5,998                  23
OSI Pharmaceuticals* (A)                                      6,835                 116
Owens & Minor                                                 6,064                  87
PacifiCare Health Systems*                                    6,679                 154
Pain Therapeutics*                                            2,370                   9
PAREXEL International*                                        4,293                  36
PDI*                                                          1,578                   6
Pediatrix Medical Group*                                      4,439                 138
Penwest Pharmaceuticals*                                      2,473                  21
Peregrine Pharmaceuticals* (A)                               18,404                   8
Perrigo* (A)                                                 10,849                 115
Per-Se Technologies*                                          5,558                  55
Pharmaceutical Resources*                                     3,326                  93
Pharmacopeia*                                                 4,213                  37
PolyMedica* (A)                                               1,894                  50
Possis Medical*                                               3,073                  31
POZEN*                                                        3,880                  20
Praecis Pharmaceuticals*                                      9,457                  28
Prime Medical Services*                                       2,272                  21
Priority Healthcare, Cl B* (A)                                4,265                 107
Progenics Pharmaceutical*                                     1,532                   8
Protein Design Labs*                                         16,831                 140
Province Healthcare* (A)                                      9,034                 155
ProxyMed Pharmacy*                                              675                  10
PSS World Medical*                                           13,221                  88
Q-Med*                                                        1,291                   9
Quidel*                                                       4,603                  21
Radiologix*                                                   3,938                  25
Regeneron Pharmaceutical* (A)                                 6,328                  85
RehabCare Group* (A)                                          3,265                  76
Res-Care*                                                     3,446                  17
ResMed*                                                       5,678                 162
Respironics*                                                  5,486                 176
Rigel Pharmaceuticals*                                        5,052                   8
Rita Medical Systems*                                         1,759                   8
Salix Pharmaceuticals*                                        3,216                  27
Sangamo Biosciences*                                          3,489                   7
Sangstat Medical* (A)                                         4,921                 103
Scios Nova* (A)                                               8,736                 222
Seattle Genetics*                                             3,202                  10
Select Medical*                                               3,473                  50
Sepracor*                                                    13,377                  70
Sequenom*                                                     6,811                  10
Serologicals*                                                 4,155                  56
Sierra Health Services*                                       4,686                  84
Sola International*                                           4,077                  41
Sonic Innovations*                                            1,782                   9
Sonosite*                                                     2,337                  27
Specialty Laboratories*                                       1,100                  10
Stewart Enterprises, Cl A*                                   17,973                  92
Sunrise Assisted Living* (A)                                  3,415                  73
SuperGen* (A)                                                 5,573                  10
SurModics*                                                    2,558                  81
Sybron Dental Specialties*                                    6,760                  95
Syncor International*                                         3,230       $         104
Tanox*                                                        4,656                  49
Techne* (A)                                                   7,866                 258
Telik*                                                        5,040                  62
Texas Biotechnology*                                          8,323                  25
Theragenics*                                                  5,076                  22
Therasense* (A)                                               3,905                  55
Thoratec*                                                     9,134                  72
Transkaryotic Therapies* (A)                                  5,258                 170
Triangle Pharmaceuticals*                                     6,273                  17
Trimeris* (A)                                                 2,554                 114
TriPath Imaging*                                              3,629                   8
Tripos*                                                       1,363                  11
Tularik* (A)                                                  7,096                  49
U.S. Oncology*                                               14,586                 118
U.S. Physical Therapy*                                        1,761                  19
Unilab*                                                       3,523                  74
United Surgical Partners* (A)                                 2,896                  64
United Therapeutics* (A)                                      2,897                  48
Urologix*                                                     2,320                  11
Varian Medical Systems* (A)                                   5,415                 150
VCA Antech*                                                   3,591                  44
Ventana Medical Systems*                                      2,247                  42
Versicor*                                                     4,012                  34
Viasys Healthcare*                                            4,666                  72
Vical*                                                        3,363                   8
Virbac*                                                         885                   4
VISX*                                                         8,884                  82
Vital Signs                                                     883                  26
Vivus*                                                        6,063                  26
West Pharmaceutical Services                                  2,085                  45
Women First Healthcare*                                       2,704                  13
Wright Medical Group*                                         2,619                  50
Young Innovations*                                              619                  17
Zoll Medical*                                                 1,506                  46
Zymogenetics*                                                 1,428                  11
                                                                          -------------
                                                                                 13,596
                                                                          -------------

INDUSTRIALS - 15.4%
3D Systems*                                                   1,155                   8
A.O. Smith                                                    3,180                  90
AAON*                                                         1,803                  31
AAR                                                           4,740                  23
ABM Industries                                                7,019                  99
ACME Communication*                                           1,473                  11
Active Power*                                                 6,611                   9
Actuant, Cl A*                                                1,838                  68
Acuity Brands                                                 7,913                  97
Administaff*                                                  3,795                  15
Advanced Energy Industries*                                   3,246                  29
Aeroflex*                                                    11,280                  57
Aftermarket Technology*                                       1,574                  20
Airborne                                                      9,058                 103
Airtran Holdings*                                            11,700                  36
Alamo Group                                                     846                  10
Alaska Air Group*                                             4,314                  76
Albany International, Cl A*                                   4,481                  85
Alderwoods Group*                                             7,689                  50
Alexander & Baldwin                                           7,666                 171
Amerco*                                                       2,140                  22
American Superconductor*                                      3,835                  10
American Woodmark                                               936                  47
AMETEK                                                        6,095                 177
Apogee Enterprises                                            5,285                  58
Applied Films*                                                2,186                  24

                                       29

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Arbitron*                                                     5,484       $         187
Arkansas Best*                                                4,089                 117
Armor Holdings*                                               4,821                  72
Artesyn Technologies*                                         5,251                   8
Astec Industries*                                             3,261                  35
AstroPower*                                                   3,604                  26
ATA Holdings*                                                   391                   1
Atlantic Coast Airline Holdings*                              7,583                  70
Atlas Air Worldwide Holdings* (A)                             3,478                   8
Aviall*                                                       3,526                  36
Baldor Electric                                               5,668                 108
Banta                                                         4,583                 163
Barnes Group                                                  2,210                  44
BE Aerospace*                                                 6,866                  33
Belden                                                        4,383                  59
Bowne & Company                                               6,356                  64
Brady, Cl A                                                   3,219                 104
Briggs & Stratton (A)                                         3,829                 144
Bright Horizons Family Solutions*                             1,985                  55
Butler Manufacturing                                            931                  20
C&D Technologies                                              4,961                  73
Capstone Turbine*                                            14,538                   9
Carlisle Companies                                            5,666                 208
Cascade*                                                      1,783                  25
Casella Waste Systems*                                        2,883                  19
CCC Information Services Group*                               2,307                  30
CDI*                                                          2,293                  60
Cepheid*                                                      4,322                  17
Central Parking                                               3,378                  68
Century Business Services*                                   15,195                  40
Checkpoint Systems*                                           5,772                  71
Chemed                                                        1,805                  56
Choice Hotels International*                                  4,630                 107
Circor International                                          1,821                  24
CLARCOR                                                       4,459                 137
Coinstar*                                                     4,033                 104
Collins & Aikman*                                             4,553                  16
Columbus McKinnon*                                            2,639                  14
Comfort Systems USA*                                          8,001                  24
CompX International*                                            400                   4
Consolidated Graphics*                                        2,284                  40
CoorsTek*                                                     1,678                  25
Corinthian Colleges*                                          7,152                 270
Cornell Companies*                                            2,679                  21
Corporate Executive Board*                                    6,833                 195
CoStar Group*                                                 2,565                  46
Courier                                                         772                  29
Covenant Transport, Cl A*                                     1,124                  20
CPI                                                           1,212                  17
CTB International*                                              607                   8
Cubic                                                         2,943                  50
Culp*                                                         1,294                  11
CUNO*                                                         2,814                  87
Curtiss-Wright                                                1,892                 113
Daisytek International*                                       2,925                  38
DHB Industries*                                               2,460                   5
DiamondCluster, Cl A*                                         3,899                  13
Dollar Thrifty Automotive*                                    5,104                  82
Dominion Homes*                                                 708                  11
Donnelly                                                        226                   6
Drew Industries*                                              1,217                  19
DRS Technologies*                                             3,104                 116
Ducommun*                                                     1,326                  23
Dycom Industries*                                             9,163                  84
EDO                                                           2,819                  63
eFunds*                                                       8,745       $          82
EGL*                                                          7,145                  79
Electro Scientific Industries*                                5,244                  78
ElkCorp                                                       3,693                  63
Emcor Group*                                                  2,792                 139
Encore Wire*                                                  2,480                  22
Energy Conversion Devices*                                    2,922                  32
Engineered Support Systems                                    1,603                  91
Ennis Business Forms                                          2,687                  35
Escalade*                                                       626                  12
ESCO Technologies*                                            2,170                  70
Esterline Technologies*                                       3,801                  63
ExpressJet Holdings*                                          5,776                  53
FactSet Research Systems (A)                                  3,781                 100
First Consulting Group*                                       3,401                  18
Fleetwood Enterprises (A)                                     6,610                  45
Florida East Coast Industries, Cl A*                          4,019                  95
Flow International*                                           2,109                   7
FMC*                                                          5,613                 145
Forward Air*                                                  2,128                  39
Frontier Airlines*                                            5,624                  27
FTI Consulting*                                               3,443                 137
FuelCell Energy* (A)                                          6,317                  40
Gardner Denver*                                               2,996                  47
GenCorp                                                       5,863                  59
General Binding*                                                852                  14
General Cable                                                 6,612                  25
Genesee & Wyoming, Cl A*                                      1,921                  43
Genlyte Group*                                                2,270                  80
Global Power Equipment*                                       4,068                  19
Gorman-Rupp                                                   1,107                  26
Granite Construction                                          5,926                  98
Greif Brothers, Cl A                                          2,520                  62
Griffon*                                                      5,097                  54
Headwaters*                                                   4,461                  62
Heartland Express*                                            5,508                 103
Helca Mining* (A)                                            14,865                  53
HEICO                                                         2,523                  29
Heidrick & Struggles International*                           3,690                  56
Herley Industries*                                            2,258                  42
Hexcel*                                                       4,259                  11
Hollinger International                                       9,734                  88
ICT Group*                                                      592                  12
IDEX                                                          4,852                 139
II-VI*                                                        1,756                  23
Information Resources*                                        4,937                  18
infoUSA*                                                      5,138                  22
Insurance Auto Auctions*                                      2,039                  31
Integrated Electrical Services*                               6,636                  25
Interpool                                                     1,727                  21
Invision Technologies*                                        2,303                  74
Ionics*                                                       3,285                  78
ITT Educational Services*                                     7,924                 149
J.B. Hunt Transport Services* (A)                             4,666                 110
JLG Industries                                                8,253                  66
John H. Harland                                               5,365                 146
Joy Global*                                                   8,143                  68
Kadant*                                                       1,863                  25
Kaman                                                         3,939                  48
Kansas City Southern Industries*                             10,776                 134
Kaydon                                                        5,001                 100
Kennametal                                                    6,465                 208
Keystone Automotive Industries*                               1,898                  31
Kforce*                                                       3,631                  11
Kirby*                                                        3,456                  78

The accompanying notes are an integral part of the financial statements.

                                       30

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Knight Transportation*                                        4,502       $          70
Korn Ferry International*                                     7,339                  58
Kroll* (A)                                                    4,223                  84
LS Starrett                                                     267                   4
Labor Ready*                                                  8,381                  53
Ladish*                                                       1,644                  10
Landauer                                                      1,416                  47
Landstar*                                                     2,826                 139
Lawson Products                                                 655                  19
Learning Tree International*                                  2,047                  30
Lennox International                                          7,737                 102
Lightbridge*                                                  5,227                  35
Lincoln Electric Holdings                                     6,019                 133
Lindsay Manufacturing                                         1,627                  39
Littelfuse*                                                   3,694                  62
LSI Industries                                                2,723                  28
Lydall*                                                       3,169                  37
MagneTek*                                                     3,784                  12
Mail-Well*                                                    6,160                   6
Manitowoc                                                     4,583                 125
Manufacturers' Services*                                      2,600                   7
Marine Products                                               1,713                  18
MasTec*                                                       3,964                  13
McGrath Rentcorp                                              1,782                  36
MCSi*                                                         4,251                  21
Mediacom Communications*                                     10,103                  54
Medis Technologies*                                           2,023                   9
MedQuist*                                                     1,694                  40
MemberWorks*                                                  1,850                  32
Mercury Computer Systems*                                     3,972                  94
Mesa Air Group*                                               5,680                  21
Mesaba Holdings*                                              1,400                   8
Midwest Express Holdings*                                     1,974                   8
Milacron (A)                                                  2,923                  13
Mobile Mini*                                                  2,526                  33
Modtech Holdings*                                             1,852                  19
MPS Group*                                                   18,021                 105
Mueller Industries*                                           4,981                 129
Nacco Industries, Cl A*                                       1,138                  45
National Presto Industries                                      553                  16
Navigant Consulting*                                          7,274                  40
Navigant International*                                       2,562                  27
NCI Building Systems*                                         3,757                  71
NCO Group* (A)                                                3,467                  39
Nordson                                                       3,886                  92
Nortek*                                                       1,719                  74
Northwest Pipe*                                                 958                  17
On Assignment*                                                4,072                  34
Orbital Sciences*                                             8,344                  28
Oshkosh Truck                                                 2,781                 157
Osmonics*                                                     2,284                  27
Overseas Shipholding Group                                    5,013                  77
P A M Transportation Services*                                  660                  13
Paxar*                                                        6,202                  90
Pegasus Solutions*                                            4,720                  50
Penn Engineering & Manufacturing                              2,372                  27
Power-One*                                                    9,774                  29
Prepaid Legal Services* (A)                                   2,684                  53
PRG-Schultz International* (A)                                6,671                  83
PRIMEDIA*                                                    30,016                  42
Princeton Review*                                             3,098                  19
ProBusiness Services*                                         4,028                  25
Protection One*                                               2,975                   8
Proton Energy Systems*                                        5,176                  11
Quanta Services* (A)                                          8,965                  19
Quantum Fuel Systems Technologies Worldwde*                   1,861       $           4
Quixote*                                                      1,040                  19
RailAmerica*                                                  5,050                  37
Rayovac*                                                      6,066                  74
Regal Beloit                                                  4,193                  72
Reliance Steel & Aluminum                                     4,239                  93
Resources Connection*                                         3,486                  50
Right Management Consultants*                                 2,241                  55
Roadway Express                                               2,205                  81
Robbins & Myers                                               1,540                  29
Rollins                                                       2,556                  50
ScanSoft* (A)                                                10,070                  33
Schawk                                                        1,306                  13
Schnitzer Steel Industries, Cl A                                442                   8
Sequa*                                                        1,078                  56
Service Corporation International* (A)                       55,553                 194
Simpson Manufacturing*                                        2,514                  79
Sirius Satellite Radio* (A)                                  12,921                  13
Spartan Motors*                                               1,785                  20
SpeedFam-IPEC*                                                4,911                  18
Spherion*                                                    11,394                  80
SPS Technologies*                                             2,482                  62
Standard Register                                             3,226                  77
Standex International                                         1,884                  38
Stericycle*                                                   6,019                 204
Stewart & Stevenson Services                                  5,245                  51
Strattec Security*                                              605                  31
Strayer Education                                             1,428                  85
SureBeam*                                                     1,891                   3
Sylvan Learning Systems*                                      5,740                  79
Technical Olympic USA*                                          530                   8
Tecumseh Products, Cl A                                       2,548                 107
Teletech Holdings*                                            7,207                  45
Tennant                                                       1,615                  52
Tenneco Automotive*                                           7,497                  32
Terex*                                                        7,647                 129
Tetra Technologies*                                           9,247                  74
Thomas & Betts*                                               8,456                 119
Thomas Industries                                             2,606                  65
Thomas Nelson*                                                1,684                  15
TRC*                                                          1,320                  23
Tredegar                                                      4,801                  80
Trex*                                                         1,276                  35
Trinity Industries                                            6,236                 103
Triumph Group*                                                2,630                  74
U.S. Airways Group (A)                                       12,413                   7
U.S. Industries*                                             13,469                  32
U.S. Xpress Enterprises*                                      1,036                  10
UAL* (A)                                                     10,452                  22
UniFirst                                                      1,737                  41
United Defense Industries*                                    4,030                  95
United Industrial                                             1,753                  35
United Stationers*                                            5,605                 147
Universal Forest Products                                     2,684                  51
UNOVA*                                                        7,602                  37
URS*                                                          3,024                  50
USFreightways                                                 4,953                 142
USG* (A)                                                      7,329                  29
Valmont Industries                                            2,528                  59
ValueClick*                                                  13,188                  29
Vicor*                                                        3,487                  25
Virco Manufacturing                                           1,100                  11
Volt Information Sciences*                                    1,529                  23
Wabash National*                                              3,978                  22
Wallace Computer Services                                     6,867                 121

                                       31

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Waste Connections* (A)                                        4,959       $         173
Water Pik Technologies*                                       2,285                  23
Watsco                                                        3,453                  49
Watson Wyatt & Company Holdings*                              3,775                  75
WD-40 Company                                                 2,457                  71
Werner Enterprises                                            7,895                 145
William Lyon Homes*                                           1,218                  28
Wilson Greatbatch Technologies*                               3,866                 107
Woodward Governor                                             1,691                  80
Worthington Industries                                       11,510                 215
Yellow* (A)                                                   5,429                 160
                                                                          -------------
                                                                                 17,087
                                                                          -------------

INFORMATION TECHNOLOGY - 13.9%
Acclaim Entertainment* (A)                                   13,436                  15
Actel*                                                        3,765                  39
Acterna* (A)                                                 19,391                   8
Actuate*                                                      8,518                   8
ADE*                                                          1,701                   7
ADTRAN*                                                       3,473                  54
Advanced Digital Information*                                11,300                  54
Advanced Power Technology*                                      876                   3
Agile Software*                                               7,141                  46
Akamai Technologies* (A)                                     18,780                  16
Allen Telecom*                                                4,702                  25
Alliance Semiconductor*                                       4,204                  16
Alloy*                                                        5,826                  48
Allscripts Healthcare Solutions*                              4,338                  12
Altiris*                                                        737                   7
American Management Systems*                                  7,232                  92
ANADIGICS*                                                    5,586                  12
Analogic*                                                     1,222                  51
Anaren Microwave*                                             4,038                  33
Anixter International*                                        5,462                 113
Answerthink*                                                  9,086                  13
ANSYS*                                                        2,653                  46
Anteon International*                                         2,810                  76
Ariba* (A)                                                   50,174                  68
Arris Group*                                                 11,947                  44
Artisan Components*                                           2,729                  25
Ascential Software*                                          48,433                  90
AsiaInfo Holdings* (A)                                        5,642                  19
Aspect Communication*                                         9,912                  15
Aspen Technology* (A)                                         6,889                  21
Asyst Technologies* (A)                                       6,871                  41
ATMI* (A)                                                     5,199                  73
Audiovox*                                                     2,817                  20
August Technology*                                            1,500                   7
Avanex*                                                      10,990                  15
Avenue A*                                                     6,492                  16
Avid Technology*                                              4,454                  46
Avocent*                                                      7,586                 101
Axcelis Technologies*                                        18,245                  89
AXT*                                                          3,526                   7
Barra*                                                        3,008                  82
BEI Technologies*                                             1,920                  21
Bel Fuse                                                      1,868                  40
Bell Microproducts*                                           3,164                  13
Benchmark Electronics*                                        4,326                  91
Black Box*                                                    3,768                 125
Borland Software*                                            11,331                  88
Brook-PRI Automation* (A)                                     6,457                  74
Cable Design Technologies*                                    8,443                  52
Caci International, Cl A*                                     5,300                 188
Caminus*                                                      1,882                   3
Carreker*                                                     3,678       $          23
Catapult Communications*                                      1,119                  11
C-COR.net*                                                    5,901                  22
Centillium Communications*                                    5,336                   6
ChipPAC*                                                      8,371                  18
Chordiant Software*                                           7,205                   7
CIBER*                                                        9,841                  57
Cirrus Logic*                                                13,521                  34
ClearOne Communications*                                      1,309                   4
CNET Networks* (A)                                           23,466                  26
Cognex* (A)                                                   6,059                  84
Cognizant Technology Solutions*                               1,609                  92
Coherent*                                                     5,287                  96
Cohu                                                          4,026                  45
CommScope*                                                    9,352                  63
Compucom Systems*                                             3,662                  21
Computer Horizons*                                            5,370                  20
Computer Network Technology*                                  5,002                  25
Computer Programs & Systems*                                    521                  11
Concord Communications*                                       3,063                  15
Concurrent Computer*                                         11,130                  25
Covansys*                                                     3,570                   6
Cray*                                                         7,015                  28
Credence Systems*                                            11,244                  97
Cree* (A)                                                    13,754                 172
CTS*                                                          5,096                  23
Daktronics*                                                   2,613                  25
Datastream Systems*                                           2,724                  14
DDI*                                                          8,386                   1
Dendrite International*                                       5,720                  36
Digimarc*                                                     1,709                  20
Digital Insight* (A)                                          5,270                  83
Digital River*                                                5,123                  39
Digitas*                                                      1,518                   3
Dionex*                                                       2,968                  76
Docucorp International*                                       1,545                  17
Documentum*                                                   7,510                  87
DoubleClick*                                                 22,627                 116
Drexler Technology* (A)                                       1,352                  20
DSP Group*                                                    4,943                  79
DuPont Photomasks*                                            2,278                  52
Dynamics Research*                                            1,226                  18
E.piphany*                                                   11,970                  43
EarthLink*                                                   23,615                 126
Echelon* (A)                                                  4,572                  40
Eclipsys*                                                     6,560                  33
Electroglas*                                                  3,888                   8
Electronics for Imaging*                                     10,005                 149
Embarcadero Technologies*                                     1,633                   7
Emcore*                                                       4,218                   6
EMS Technologies*                                             1,811                  19
Entegris*                                                     8,664                  67
Enterasys Networks*                                          29,323                  38
Entrust*                                                      8,749                  27
EPIQ Systems*                                                 1,714                  30
ESS Technology* (A)                                           6,093                  37
eUniverse*                                                    2,637                   8
Exar*                                                         7,204                  83
Excel Technologies*                                           1,676                  32
Extreme Networks*                                            19,295                  81
F5 Networks*                                                  4,408                  33
Fair Isaac & Company (A)                                      3,251                 106
FalconStor Software* (A)                                      6,381                  31
FEI*                                                          4,491                  65
Filenet*                                                      6,196                  64

The accompanying notes are an integral part of the financial statements.

                                       32

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Finisar*                                                     24,700       $          17
FLIR Systems*                                                 2,770                  97
Forrester Research*                                           2,529                  38
Foundry Networks*                                            15,928                  87
Franklin Electric                                             1,212                  52
FreeMarkets*                                                  7,601                  38
FSI International*                                            4,534                  14
Gartner, Cl A*                                               15,315                 124
Genesis Microchip*                                            5,894                  45
Global Imaging Systems*                                       1,414                  27
GlobespanVirata*                                             22,249                  53
GSI Commerce* (A)                                             3,754                  19
Handspring*                                                   7,106                   7
Harmonic*                                                    10,809                  19
Harris Interactive*                                           6,562                  15
Helix Technology                                              4,906                  47
Homestore*                                                   13,787                   4
HPL Technologies* (A) (D)                                     1,910                  --
Hutchinson Technology*                                        4,643                  75
Hypercom*                                                     6,133                  18
Hyperion Solutions*                                           6,223                 114
Identix* (A)                                                 17,198                 102
IDX Systems*                                                  3,285                  41
iGATE*                                                        4,159                  11
I-many*                                                       7,624                  15
Imation* (A)                                                  6,303                 179
Inet Technologies*                                            2,551                  13
InFocus*                                                      6,470                  49
Infogrames*                                                   1,907                   4
Informatica*                                                 10,905                  34
Inforte*                                                      1,083                   6
Inktomi*                                                     27,638                   7
Inrange Technologies, Cl B*                                   1,677                   5
Integral Systems*                                             1,830                  35
Integrated Defense Technologies*                              1,291                  25
Integrated Silicon Solution*                                  5,225                  16
InterCept*                                                    2,685                  27
InterDigital Communications*                                 10,489                  91
Intergraph*                                                   9,276                 159
Interland* (A)                                               23,501                  48
Intermagnetics General*                                       2,722                  46
Internet Security Systems* (A)                                7,389                  91
Inter-Tel                                                     3,353                  68
Intertrust Technologies* (A)                                 14,291                  46
Interwoven*                                                  20,279                  41
Iomega*                                                       9,165                  98
Itron*                                                        3,934                  72
ITXC*                                                         3,463                   9
IXIA*                                                         4,454                  18
IXYS*                                                         2,102                  11
JDA Software*                                                 5,211                  36
Keithley Instruments                                            967                  12
Keynote Systems*                                              4,343                  28
Kopin*                                                       13,015                  45
Kronos*                                                       3,432                  85
Kulicke & Soffa*                                              9,168                  27
Lattice Semiconductor*                                       15,761                  98
Lawson Software*                                              2,942                  10
LeCroy*                                                       1,351                  12
Legato Systems*                                              16,385                  45
Lexar Media* (A)                                              6,732                  18
Liberate Technologies*                                       20,508                  32
Lifeline Systems*                                               692                  15
LookSmart*                                                   13,863                  13
LTX*                                                          8,494                  39
Magma Design Automation*                                      3,483       $          31
Manhattan Associates*                                         3,661                  49
ManTech International*                                        1,347                  32
Manugistics Group*                                           11,298                  32
MAPICS*                                                       2,308                  13
MapInfo*                                                      2,898                  11
MatrixOne*                                                    9,115                  40
Mattson Technology*                                           3,897                   6
Maxtor* (A)                                                  36,583                  95
McDATA, Cl A*                                                11,959                  65
MEMC Electronic Materials*                                    4,015                  13
Mentor Graphics*                                             12,097                  59
Merix*                                                        2,318                  19
MetaSolv*                                                     5,115                   8
Methode Electronics, Cl A*                                    6,250                  57
Micro Systems*                                                3,043                  71
MicroAge*                                                     3,579                  --
Micromuse*                                                   14,010                  35
Microsemi*                                                    5,385                  30
Microtune*                                                    8,243                  20
MIPS Technologies, Cl A* (A)                                  6,509                   9
Monolithic System Technology* (A)                             3,404                  34
Moog, Cl A*                                                   2,865                  81
MRO Software*                                                 3,469                  30
MRV Communications*                                          17,021                  14
MSC.Software*                                                 4,721                  40
MTS Systems                                                   3,305                  31
Mykrolis*                                                     7,242                  45
Nanometrics*                                                  1,417                   4
Nassda*                                                         937                   5
Neoforma*                                                     1,469                  14
Net2Phone*                                                    2,949                   7
Netegrity*                                                    5,188                  11
NetIQ* (A)                                                    7,466                 108
NetRatings*                                                   1,697                  10
Netro*                                                        5,968                  12
NetScout Systems*                                             3,400                  12
NetScreen Technologies* (A)                                   1,610                  17
Network Associates*                                           1,538                  16
Network Plus*                                                 1,155                  --
New England Business Service                                  2,489                  53
New Focus*                                                   12,488                  34
Newport*                                                      7,421                  84
Next Level Communications*                                    2,606                   2
NIC*                                                          4,490                   8
Novadigm*                                                     2,719                   5
Novell*                                                      67,772                 142
Nu Horizons Electronics*                                      2,404                  14
Nuance Communications*                                        5,233                   9
Numerical Technologies*                                       4,729                  14
Nyfix* (A)                                                    4,702                  18
Oak Technology* (A)                                          10,499                  33
Omnicell*                                                     2,244                  13
OmniVision Technologies*                                      3,865                  25
ON Semiconductor*                                             5,115                   6
ONYX Software*                                                8,197                  16
Openwave Systems*                                            32,525                  20
Oplink Communications*                                       19,880                  12
OPNET Technologies*                                           1,836                  12
Optical Communication Products*                               2,475                   2
OSI Systems*                                                  1,261                  22
Overland Storage*                                             1,308                  14
Overture Services*                                            9,692                 228
Packeteer*                                                    4,768                  14
Palm*                                                       108,064                  80

                                       33

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Paradyne Networks*                                            4,875       $           6
Parametric Technology*                                       48,775                  88
Park Electrochemical                                          2,983                  50
PC-tel*                                                       3,409                  18
PDF Solutions*                                                2,259                  12
PEC Solutions*                                                1,627                  36
Pegasystems*                                                  1,303                   7
Peregrine Systems*                                           43,003                   2
Pericom Semiconductor*                                        3,929                  34
Phoenix Technology*                                           4,567                  33
Photon Dynamics* (A)                                          3,165                  59
Photronics*                                                   4,916                  49
Pinnacle Systems*                                            11,187                 121
Pioneer Standard Electronics                                  5,520                  40
Pixelworks*                                                   6,374                  33
Planar Systems*                                               2,296                  37
Plantronics* (A)                                              6,771                 110
Plato Learning*                                               3,174                  21
Plexus*                                                       7,742                  72
Plug Power* (A)                                               3,184                  15
PLX Technology*                                               3,454                   4
Portal Software*                                             22,266                   5
Powell Industries*                                            1,216                  23
Power Integration*                                            4,701                  57
Powerwave Technologies*                                      12,156                  41
PracticeWorks*                                                2,932                  51
Presstek*                                                     5,620                  14
Progress Software*                                            5,767                  70
ProQuest*                                                     2,907                  88
Proxim, Cl A*                                                22,424                  39
QRS*                                                          2,564                  17
QuadraMed*                                                    5,201                   9
Quantum*                                                     24,344                  54
Quest Software*                                               6,995                  66
Quovadx*                                                      3,866                   5
Radiant Systems*                                              3,265                  26
RadiSys*                                                      2,942                  12
Rainbow Technologies*                                         4,435                  13
Rambus*                                                      15,598                  68
Read-Rite*                                                   20,210                  11
Red Hat*                                                     21,403                 102
Register.com*                                                 5,539                  17
REMEC*                                                        8,156                  28
Renaissance Learning*                                         2,030                  29
Research Frontiers*                                           1,559                  14
Retek* (A)                                                    9,934                  36
Richardson Electronics                                          880                   6
Riverstone Networks*                                         23,457                  12
Rogers*                                                       2,858                  67
Roper Industries                                              5,328                 184
Roxio*                                                        4,073                  12
RSA Security*                                                 8,019                  27
Rudolph Technologies*                                         1,797                  18
S1*                                                          13,327                  71
Safeguard Scientifics*                                       22,805                  25
Sanchez Computer Associates*                                  2,524                   6
SanDisk* (A)                                                 11,412                 150
Sapient*                                                     15,558                  16
SBS Technologies*                                             2,125                  15
ScanSource*                                                     891                  52
SCM Microsystems*                                             2,840                  11
SeaChange International*                                      4,307                  30
Secure Computing* (A)                                         5,583                  18
SeeBeyond Technologies*                                      10,227                  14
Semitool*                                                     3,007                  15
SERENA Software*                                              3,359       $          40
Silicon Graphics*                                            35,207                  29
Silicon Image*                                               11,208                  46
Silicon Laboratories* (A)                                     4,933                  90
Silicon Storage Technology* (A)                              14,659                  57
Siliconix*                                                    1,169                  21
SimpleTech*                                                   1,457                   3
SIPEX*                                                        4,416                   8
Skyworks Solutions* (A)                                      25,327                 115
SmartForce*                                                   5,632                  19
Somera Communications*                                        5,876                  12
SONICblue* (A)                                               15,170                   4
SonicWALL*                                                    9,824                  27
SpectraLink*                                                  2,894                  16
Spectrian*                                                    2,079                   6
SpeechWorks International*                                    4,076                   9
SPSS*                                                         2,371                  27
SRA International, Cl A*                                        885                  25
SS&C Technologies*                                            1,406                  11
Standard Microsystems*                                        2,889                  44
StarTek*                                                      1,944                  43
StorageNetworks*                                             12,401                  15
Stratos Lightwave*                                           11,443                   4
Suntron*                                                        249                   1
Supertex*                                                     1,775                  18
Sykes Enterprises*                                            4,515                  19
Synaptics*                                                      665                   3
Synplicity*                                                   1,874                   8
Syntel*                                                       1,085                  13
Sypris Solutions                                                884                  10
Systems & Computer Technologies*                              5,749                  40
Take-Two Interactive Software* (A)                            7,073                 205
TALX                                                          2,406                  32
Technitrol*                                                   7,473                 112
Tekelec* (A)                                                  8,439                  73
Teledyne Technologies*                                        5,709                 104
Terayon Communications*                                      12,143                  28
Therma-Wave*                                                  4,474                   4
THQ* (A)                                                      7,355                 153
Three Five Systems*                                           3,789                  18
TIBCO Software*                                              15,383                  58
Tier Technologies, Cl B*                                      2,668                  50
Tollgrade Communications*                                     2,209                  17
Transaction Systems Architects, Cl A*                         5,881                  36
Transmeta*                                                   19,459                  19
Trikon Technologies*                                          1,650                   9
Trimble Navigation*                                           4,546                  45
TriQuint Semiconductor* (A)                                  24,697                  87
TriZetto Group*                                               5,751                  29
TTM Technologies*                                             2,819                   4
Turnstone Systems*                                            6,132                  14
Tyler Technologies*                                           5,955                  26
Ulticom*                                                      1,748                  10
Ultratech Stepper*                                            4,285                  35
United Online* (A)                                            3,998                  38
Universal Display*                                            2,970                  18
Varian Semiconductor Equipment Associates*                    5,717                  94
Vastera*                                                      6,249                  13
Veeco Instruments* (A)                                        4,810                  52
Verint Systems*                                                 840                   7
Verity*                                                       4,433                  44
Viasat* (A)                                                   3,325                  21
Viewpoint*                                                    7,092                  15
Vignette*                                                    43,591                  35
Virage Logic*                                                 2,152                  20

The accompanying notes are an integral part of the financial statements.

                                       34

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Vitalworks*                                                   6,911       $          50
Vitesse Semiconductor*                                       37,533                  26
Vitria Technology*                                           14,564                  11
WatchGuard Technologies*                                      4,822                  21
WebEx Communications* (A)                                     4,573                  51
webMethods*                                                   8,710                  42
Websense* (A)                                                 4,104                  48
Western Digital*                                             35,803                 168
White Electronic Designs*                                     3,313                  25
Wind River Systems*                                          12,516                  40
Witness Systems*                                              2,715                  16
Woodhead Industries                                           1,934                  21
Xicor*                                                        3,552                  13
X-Rite                                                        3,184                  25
Zomax*                                                        5,774                  23
Zoran* (A)                                                    5,202                  57
Zygo* (A)                                                     3,054                  13
                                                                          -------------
                                                                                 15,425
                                                                          -------------

MATERIALS - 5.1%
AM Castle & Company*                                          1,020                   7
A. Schulman                                                   7,307                 127
AEP Industries*                                                 971                  26
Airgas*                                                      10,931                 144
AMCOL International                                           4,148                  23
Ameron International                                            819                  40
Arch Chemicals                                                3,762                  67
Arch Coal (A)                                                 8,157                 135
Bandag                                                        1,889                  58
Brush Engineered Metals*                                      2,654                  21
Buckeye Technologies*                                         4,788                  35
BWAY*                                                           746                  10
Cabot Microelectronics* (A)                                   4,243                 158
Calgon Carbon                                                 6,109                  35
Cambrex                                                       4,143                 152
Caraustar Industries                                          5,205                  49
Carpenter Technology                                          3,192                  41
Centex Construction Products                                  1,216                  43
Central Garden & Pet*                                         2,503                  43
Century Aluminum                                              2,225                  15
ChemFirst                                                     1,919                  55
Chesapeake (A)                                                2,633                  39
Cleveland Cliffs*                                             1,711                  41
Commercial Metals                                             4,325                  78
Crompton                                                     21,409                 215
Crown Cork & Seal* (A)                                       23,884                 125
Cytec Industries*                                             7,393                 162
Deltic Timber                                                 1,786                  39
Earthshell*                                                  11,883                   8
Ferro                                                         5,931                 137
Florida Rock                                                  3,688                 113
Fuller H.B.                                                   5,263                 140
G & K Services, Cl A                                          3,728                 126
Georgia Gulf                                                  5,275                 121
Gibraltar Steel                                               1,529                  34
Glatfelter                                                    1,651                  19
GrafTech International*                                      11,019                  80
Graphic Packaging International*                              4,640                  37
Great Lakes Chemical                                          6,588                 158
IMCO Recycling*                                               2,058                  12
Insituform Technologies, Cl A* (A)                            4,374                  63
Interface, Cl A                                               9,074                  36
Intermet                                                      4,250                  20
International Specialty Products*                             2,813                  27
Jarden*                                                       2,181                  59
Liquidmetal Technologies*                                       946                   8
Longview Fibre*                                               9,456       $          66
Louisiana Pacific*                                           19,714                 128
MacDermid                                                     4,984                  99
Material Sciences*                                            1,549                  19
Millennium Chemicals                                         11,680                 115
Minerals Technologies                                         3,737                 139
Myers Industries                                              4,116                  52
NL Industries*                                                1,438                  21
NN                                                            1,467                  14
Octel*                                                        2,066                  39
Olin (A)                                                      8,964                 147
Omnova Solutions*                                             7,848                  36
Oregon Steel Mills*                                           4,864                  30
Packaging Dynamics*                                             577                   3
Penford                                                       1,554                  21
PolyOne                                                      14,893                 128
Pope & Talbot                                                 2,701                  35
Potlatch                                                      4,890                 140
Quaker Chemicals                                              1,765                  34
Quanex                                                        2,475                  86
Raytech*                                                      7,967                  49
Roanoke Electric Steel                                        1,432                  16
Rock-Tenn, Cl A                                               2,246                  35
Royal Gold                                                    2,749                  52
RTI International Metals*                                     3,657                  38
Ryerson Tull                                                  3,579                  23
Seminis, Cl A*                                                2,809                   8
Silgan Holdings*                                              2,024                  58
Solutia                                                      20,225                 106
Southern Peru Copper                                          2,519                  35
Spartech                                                      2,852                  60
Steel Dynamics*                                               5,910                  77
Stephan                                                       1,111                  30
Stillwater Mining*                                            8,050                  48
Symyx Technologies*                                           4,306                  45
Terra Industries*                                             7,141                  13
Texas Industries                                              3,940                  96
Tremont                                                          97                   3
U S Concrete*                                                 4,261                  22
USEC                                                         14,782                  93
Valhi                                                         3,666                  36
W R Grace & Company*                                         13,365                  21
Watts Industries, Cl A                                        2,743                  45
Wausau-Mosinee Paper                                          7,390                  68
                                                                          -------------
                                                                                  5,610
                                                                          -------------

TELECOMMUNICATION SERVICES - 1.1%
Aether Systems*                                               5,665                  15
AirGate PCS*                                                  8,093                   4
Alamosa Holdings*                                            13,842                   3
Alaska Communications Systems Holdings*                       1,032                   2
Allegiance Telecom* (A)                                      18,893                  16
American Tower, Cl A*                                        30,141                  48
AT Road*                                                      4,348                  23
Boston Communications Group*                                  2,083                  21
Broadwing*                                                   35,727                  71
Centennial Communications, Cl A*                              1,351                   4
Commonwealth Telephone Enterprises*                           1,896                  66
Crown Castle International*                                  37,967                  82
CT Communications                                             3,130                  45
Dobson Communications, Cl A*                                  3,983                   1
Focal Communications Warrants (D)                             1,496                  --
General Communication*                                        7,673                  29
Golden Telecom*                                               2,191                  26
Gray Television, Cl A                                         1,854                  25
HickoryTech*                                                  2,436                  32

                                       35

DESCRIPTION                                                  SHARES         VALUE (000)
---------------------------------------------------------------------------------------
Infonet Services, Cl B*                                      11,955       $          27
Intrado*                                                      2,811                  27
J2 Global Communications*                                     1,060                  21
Metro One Telecommunications*                                 3,461                  29
Neon Communications* (A)                                     34,093                  --
Nextel Partners, Cl A*                                       12,692                  68
North Pittsburgh                                              2,554                  34
Price Communications*                                         8,361                  94
PTEK Holdings*                                                8,477                  39
Raindance Communications*                                     8,524                  26
RCN* (A)                                                     10,509                   5
Redback Networks*                                            25,586                   8
RMH Teleservices*                                             2,231                  18
Shenandoah Telecommunications                                   448                  23
Sonus Networks*                                              33,456                   7
Stratex Networks*                                            14,834                  19
SureWest Communications                                       2,314                  68
Sycamore Networks*                                           29,855                  70
Talk America Holdings* (A)                                   13,080                  30
Tellium* (A)                                                 14,655                   6
Time Warner Telecom, Cl A*                                    8,003                   6
Touch America Holdings*                                      18,423                  11
Triton PCS Holdings, Cl A*                                    3,654                   8
U.S. Unwired*                                                16,703                  12
UbiquiTel*                                                   11,021                   3
Western Wireless, Cl A* (A)                                   9,301                  25
Wireless Facilities*                                          4,091                  18
WorldCom*                                                    22,216                   4
Young Broadcasting, Cl A*                                     2,857                  25
                                                                          -------------
                                                                                  1,244
                                                                          -------------

UTILITIES - 3.4%
AGL Resources (A)                                             9,617                 212
American States Water                                         2,547                  67
Atmos Energy                                                  6,760                 145
Avista                                                        8,584                  96
Black Hills                                                   4,614                 121
California Water Service                                      2,037                  52
Cascade Natural Gas                                           1,785                  35
Central Vermont Public Service                                1,145                  20
CH Energy Group                                               2,705                 127
CLECO                                                         6,407                  86
Connecticut Water Services                                    1,687                  43
DQE                                                          10,271                 154
El Paso Electric*                                             8,245                  98
Empire District Electric                                      2,514                  42
Energen                                                       6,229                 158
Laclede Group                                                 2,761                  64
Middlesex Water                                               1,707                  38
New Jersey Resources                                          4,503                 148
Northwestern                                                  4,611                  45
Northwestern Natural Gas (A)                                  4,038                 119
NUI                                                           2,710                  59
Oneok                                                         9,845                 186
Otter Tail                                                    4,368                 115
Piedmont Natural Gas                                          5,174                 184
PNM Resources                                                 6,298                 125
Semco Energy                                                  3,355                  26
Sierra Pacific Resources*                                    19,438                 119
SJW                                                             496                  39
South Jersey Industries                                       1,964                  64
Southern Union*                                               7,869                  89
Southwest Gas                                                 5,972                 133
Southwest Water                                               1,650                  24
Southwestern Energy*                                          4,809                  58
UGI                                                           4,747                 173

DESCRIPTION                                        SHARES/PAR (000)         VALUE (000)
---------------------------------------------------------------------------------------
UIL Holdings                                                  1,813       $          64
Unisource Energy Holding                                      4,960                  76
Unitil                                                          402                  11
WGL Holdings                                                  7,583                 181
WPS Resources                                                 4,733                 168
                                                                          -------------
                                                                                  3,764
                                                                          -------------
TOTAL COMMON STOCKS                                                             104,749
                                                                          -------------

U.S. TREASURY OBLIGATIONS - 0.6%
United States Treasury Bills (C)
   1.850%, 12/12/02                                     $       600                 598
                                                                          -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                     598
                                                                          -------------
RELATED PARTY MONEY MARKET FUND - 4.9%
First American Prime Obligations Fund (B)                 5,484,182               5,484
                                                                          -------------
TOTAL RELATED PARTY MONEY MARKET FUND                                             5,484
                                                                          -------------
TOTAL INVESTMENTS - 99.8%
   (Cost $136,383)                                                              110,831
                                                                          -------------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                            273
                                                                          -------------
TOTAL NET ASSETS - 100.0%                                                 $     111,104
                                                                          -------------

*Non-income producing security

(A) This security or a portion of this security is out on loan at September 30, 2002. Total loaned securities had a market value of $10,154,345 at September 30, 2002. (Note 8)

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

(C) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. (Note 7)

(D) Security is fair valued. As of September 30, 2002, the market value of these investments is $0 or 0.0% of total net assets. (Note 2)

Cl - Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 2002, IN THOUSANDS, EXCEPT PER SHARE DATA

                                                                                         EQUITY        MID CAP     SMALL CAP
                                                                                     INDEX FUND     INDEX FUND    INDEX FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value*                                                $ 1,407,215     $  209,349    $  110,831
Cash                                                                                         --             --           155
Dividends and interest receivable                                                         2,006            136           149
Collateral for securities loaned, at value                                              713,242         61,111        11,191
Receivable for securities sold                                                               --            187            --
Capital shares sold                                                                       1,531            159           133
Variation margin receivable                                                                  --             --            18
Other receivables                                                                            34             --             1
Prepaid expenses and other assets                                                            41             27            11
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                          2,124,069        270,969       122,489
============================================================================================================================
LIABILITIES:
Bank overdraft                                                                              824              2            --
Payable upon return of securities loaned                                                713,242         61,111        11,191
Payable for securities purchased                                                            111          1,707            --
Capital shares redeemed                                                                   2,964            249           150
Variation margin payable                                                                    327             36            --
Payable for advisory, co-administration, and custodian fees                                 382             70            37
Distribution and shareholder servicing fees                                                 119              3             4
Accrued expenses and other liabilities                                                        4              2             3
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       717,973         63,180        11,385
============================================================================================================================
NET ASSETS                                                                          $ 1,406,096     $  207,789    $  111,104
============================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                                   $ 1,518,811     $  249,118    $  137,565
Undistributed net investment income                                                         427             17            53
Accumulated net realized gain (loss)                                                    (45,716)         4,865          (638)
Unrealized depreciation of investments                                                  (67,426)       (46,211)      (25,876)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $ 1,406,096     $  207,789    $  111,104
============================================================================================================================
*Investments in securities, at cost                                                 $ 1,472,345     $  255,079    $  136,383

CLASS A:
Net assets                                                                          $   139,007     $    3,581    $    1,908
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)                  9,082            421           223
Net asset value, offering price, and redemption price per share                     $     15.31     $     8.51    $     8.55
Maximum offering price per share (A)                                                $     16.20     $     9.01    $     9.05

CLASS B:
Net assets                                                                          $    66,835     $    1,475    $      424
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)                  4,416            175            50
Net asset value, offering price, and redemption price per share (C)                 $     15.13     $     8.44    $     8.47

CLASS C:
Net assets                                                                          $    21,637     $      795    $      447
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)                  1,421             94            52
Net asset value, offering price, and redemption price per share (C)                 $     15.23     $     8.47    $     8.54
Maximum offering price per share (B)                                                $     15.38     $     8.56    $     8.63

CLASS S:
Net assets                                                                          $    42,964     $    3,393    $   13,576
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)                  2,808            399         1,594
Net asset value, offering price, and redemption price per share                     $     15.30     $     8.50    $     8.52

CLASS Y:
Net assets                                                                          $ 1,135,653     $  198,545    $   94,749
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)                 74,242         23,331        11,060
Net asset value, offering price, and redemption price per share                     $     15.30     $     8.51    $     8.57

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(B) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(C) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2002, IN THOUSANDS

                                                                                         EQUITY        MID CAP     SMALL CAP
                                                                                     INDEX FUND     INDEX FUND    INDEX FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                            $       958     $      262    $      136
Dividends                                                                                28,504          2,303         1,485
Securities lending                                                                          498             61            17
Other                                                                                       105             --            --
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                  30,065          2,626         1,638
============================================================================================================================
EXPENSES:
Investment advisory fees                                                                  4,910            580           481
Co-administration fees and expenses (including per account transfer agency fees)          5,345           679            444
Custodian fees                                                                              197             23            12
Directors' fees                                                                              26              2            10
Registration fees                                                                            54             35            22
Printing                                                                                     88              7             5
Professional fees                                                                            52              5             6
Other                                                                                       198             19            30
Distribution and shareholder servicing fees - Class A                                       473             10             4
Distribution and shareholder servicing fees - Class B                                       939             16             3
Distribution and shareholder servicing fees - Class C                                       296              4             2
Shareholder servicing fees - Class S                                                        116             10            41
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                           12,694          1,390         1,060
============================================================================================================================
Less: Waiver of expenses                                                                 (3,600)          (189)         (191)
----------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                        9,094          1,201           869
============================================================================================================================
INVESTMENT INCOME - NET                                                                  20,971          1,425           769
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS - NET:
Net realized gain (loss) on investments                                                 (17,129)         5,952         2,012
Net realized gain on in-kind distributions                                               88,012          1,965           503
Net realized gain (loss) on futures contracts                                             3,192           (247)         (524)
Net change in unrealized appreciation or depreciation of investments                   (480,909)       (25,621)      (26,213)
Net change in unrealized appreciation or depreciation of futures contracts               (3,348)          (473)         (324)
----------------------------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                                (410,182)       (18,424)      (24,546)
============================================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  (389,211)    $  (16,999)   $  (23,777)
============================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS IN THOUSANDS

                                                                                  EQUITY                                 MID CAP
                                                                              INDEX FUND                              INDEX FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                    10/1/01      10/1/00        10/1/01      11/1/00   11/4/99(1)
                                                                         TO           TO             TO           TO           TO
                                                                    9/30/02      9/30/01        9/30/02      9/30/01     10/31/00
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Investment income - net                                         $    20,971  $    13,336    $     1,425  $     1,340  $       993
Net realized gain (loss) on investments                             (17,129)       5,374          5,952       10,230       10,866
Net realized gain (loss) on in-kind distributions                    88,012           --          1,965           --           --
Net realized gain (loss) on futures contracts                         3,192       (8,009)          (247)      (3,204)          --
Net change in unrealized appreciation or depreciation of
 investments                                                       (480,909)    (424,413)       (25,621)     (43,987)       9,672
Net change in unrealized appreciation or depreciation of
 futures contracts                                                   (3,348)         505           (473)          99           --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                         (389,211)    (413,207)       (16,999)     (35,522)      21,531
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
   Class A                                                           (1,724)        (827)           (15)         (15)         (10)
   Class B                                                             (183)        (107)            --           --           (1)
   Class C                                                              (56)         (36)            --           --           --
   Class S                                                             (434)          --            (16)         (13)          --
   Class Y                                                          (18,598)     (12,164)        (1,389)      (1,357)        (917)
Net realized gain on investments:
   Class A                                                               --       (4,071)          (123)        (164)          --
   Class B                                                               --       (3,632)           (49)         (83)          --
   Class C                                                               --       (1,074)            (1)          --           --
   Class S                                                               --           --           (150)          --           --
   Class Y                                                               --      (19,362)        (7,356)     (10,756)          --
Distributions in excess of net realized gain on investments:
   Class Y                                                               --      (22,090)            --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (20,995)     (63,363)        (9,099)     (12,388)        (928)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2):

Class A:
   Proceeds from sales                                               35,313       32,332          2,725          790        1,923
   Reinvestment of distributions                                      1,650        5,450            136          177           10
   Payments for redemptions                                         (47,666)     (38,360)        (1,767)        (581)        (281)
   Shares issued in connection with the acquisition of Fund
    net assets                                                           --       88,502             --       67,948           --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions         (10,703)      87,924          1,094       68,334        1,652
---------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                9,748       12,499            712          681          887
   Reinvestment of distributions                                        178        3,673             48           82            1
   Payments for redemptions                                         (19,649)     (16,026)          (328)         (98)         (30)
   Shares issued in connection with the acquisition of Fund
    net assets                                                           --       10,297             --           32           --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions          (9,723)      10,443            432          697          858
---------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                6,194       13,181          1,044           --           --
   Reinvestment of distributions                                         54        1,076              1           --           --
   Payments for redemptions                                          (7,962)      (7,527)           (52)          --           --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions          (1,714)       6,730            993           --           --
---------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                               33,391        2,562          2,554        5,246           --
   Reinvestment of distributions                                        419           --            123           10           --
   Payments for redemptions                                         (16,746)         (13)        (3,369)        (103)          --
   Shares issued in connection with the acquisition of Fund
    net assets                                                           --       33,029             --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions          17,064       35,578           (692)       5,153           --
---------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                              608,090      357,991        104,570       62,582      115,867
   Reinvestment of distributions                                     14,444       47,069          6,651       10,450          812
   Payments for redemptions                                        (720,539)    (324,903)       (64,557)     (42,614)     (11,088)
   Shares issued in connection with the acquisition of Fund
    net assets                                                           --      484,952             --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions         (98,005)     565,109         46,664       30,418      105,591
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                      (103,081)     705,784         48,491      104,602      108,101
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (513,287)     229,214         22,393       56,692      128,704
NET ASSETS AT BEGINNING OF FISCAL YEAR                            1,919,383    1,690,169        185,396      128,704           --
=================================================================================================================================
NET ASSETS AT END OF FISCAL YEAR                                $ 1,406,096  $ 1,919,383    $   207,789  $   185,396  $   128,704
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF FISCAL YEAR       $       427  $       532    $        17  $        12  $        65
=================================================================================================================================

(1)  Commencement of operations.
(2)  See note 5 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                                       40

                                                                                                 SMALL CAP
                                                                                                INDEX FUND
----------------------------------------------------------------------------------------------------------
                                                                     10/1/01        11/1/00        12/1/99
                                                                          TO             TO             TO
                                                                     9/30/02        9/30/01       10/31/00
----------------------------------------------------------------------------------------------------------
OPERATIONS:

Investment income - net                                          $       769    $        93    $        77
Net realized gain (loss) on investments                                2,012         (2,074)         6,829
Net realized gain (loss) on in-kind distributions                        503             --             --
Net realized gain (loss) on futures contracts                           (524)            --             --
Net change in unrealized appreciation or depreciation of
 investments                                                         (26,213)        (7,595)         6,540
Net change in unrealized appreciation or depreciation of
 futures contracts                                                      (324)            --             --
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                           (23,777)        (9,576)        13,446
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
   Class A                                                                (8)            --             --
   Class B                                                                --             --             --
   Class C                                                                --             --             --
   Class S                                                               (68)            --             (8)
   Class Y                                                              (641)           (75)           (91)
Net realized gain on investments:
   Class A                                                                --            (17)            (2)
   Class B                                                                --             --             --
   Class C                                                                --             --             --
   Class S                                                                --         (1,542)          (200)
   Class Y                                                                --         (3,106)          (620)
Distributions in excess of net realized gain on investments:
   Class Y                                                                --         (2,143)            --
----------------------------------------------------------------------------------------------------------
Total distributions                                                     (717)        (6,883)          (921)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2):

Class A:
   Proceeds from sales                                                 4,956            220             33
   Reinvestment of distributions                                           8             15              2
   Payments for redemptions                                           (2,719)            (5)           (22)
   Shares issued in connection with the acquisition of Fund
    net assets                                                            --             --             --
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions            2,245            230             13
----------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                   474            122             --
   Reinvestment of distributions                                          --             --             --
   Payments for redemptions                                              (34)            --             --
   Shares issued in connection with the acquisition of Fund
    net assets                                                            --             --             --
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions              440            122             --
----------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                   592             --             --
   Reinvestment of distributions                                          --             --             --
   Payments for redemptions                                              (16)            --             --
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions              576             --             --
----------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                 4,483          4,610          7,421
   Reinvestment of distributions                                          67          1,542            208
   Payments for redemptions                                           (2,761)        (6,308)        (7,286)
   Shares issued in connection with the acquisition of Fund
    net assets                                                            --             --             --
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions            1,789           (156)           343
----------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                               116,156         19,643          6,872
   Reinvestment of distributions                                         402          5,033            703
   Payments for redemptions                                          (54,512)       (18,916)        (1,872)
   Shares issued in connection with the acquisition of Fund
    net assets                                                            --             --             --
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions           62,046          5,760          5,703
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                         67,096          5,956          6,059
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               42,602        (10,503)        18,584
NET ASSETS AT BEGINNING OF FISCAL YEAR                                68,502         79,005         60,421
==========================================================================================================
NET ASSETS AT END OF FISCAL YEAR                                 $   111,104    $    68,502    $    79,005
==========================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF FISCAL YEAR        $        53    $        18    $        --
==========================================================================================================

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED.

                                                           REALIZED AND
                          NET ASSET                          UNREALIZED      DIVIDENDS
                              VALUE                NET         GAINS OR       FROM NET     DISTRIBUTIONS
                          BEGINNING         INVESTMENT      (LOSSES) ON     INVESTMENT              FROM
                          OF PERIOD      INCOME (LOSS)      INVESTMENTS         INCOME     CAPITAL GAINS
--------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
Class A
  2002 (1)                $   19.50      $        0.18     $      (4.19)    $    (0.18)    $          --
  2001 (1)                    27.75               0.18            (7.43)         (0.17)            (0.83)
  2000                        25.52               0.17             2.91          (0.17)            (0.68)
  1999                        20.61               0.21             5.36          (0.22)            (0.44)
  1998                        20.76               0.24             1.39          (0.24)            (1.54)
Class B
  2002 (1)                $   19.29      $        0.03     $      (4.15)    $    (0.04)    $          --
  2001 (1)                    27.49                 --            (7.35)         (0.02)            (0.83)
  2000                        25.34                 --             2.84          (0.01)            (0.68)
  1999                        20.49               0.05             5.30          (0.06)            (0.44)
  1998                        20.67               0.09             1.36          (0.09)            (1.54)
Class C
  2002 (1)                $   19.41      $        0.03     $      (4.17)    $    (0.04)    $          --
  2001 (1)                    27.66                 --            (7.40)         (0.02)            (0.83)
  2000                        25.48                 --             2.88          (0.02)            (0.68)
  1999 (2)                    25.35               0.06             0.13          (0.06)               --
Class S (1)
  2002                    $   19.50      $        0.18     $      (4.20)    $    (0.18)    $          --
  2001 (3)                    18.80                 --             0.70             --                --
Class Y
  2002 (1)                $   19.49      $        0.23     $      (4.19)    $    (0.23)    $          --
  2001 (1)                    27.74               0.23            (7.42)         (0.23)            (0.83)
  2000                        25.51               0.23             2.91          (0.23)            (0.68)
  1999                        20.60               0.28             5.35          (0.28)            (0.44)
  1998                        20.74               0.29             1.40          (0.29)            (1.54)
--------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND (4)
Class A
  2002 (1)                $    9.38      $        0.04     $      (0.49)    $    (0.04)    $       (0.38)
  2001 (5) (1)                12.56               0.05            (2.11)         (0.05)            (1.07)
  2000 (6)                    10.00               0.04             2.56          (0.04)               --
Class B
  2002 (1)                $    9.33      $       (0.03)    $      (0.48)    $       --     $       (0.38)
  2001 (5) (1)                12.52                 --            (2.12)            --             (1.07)
  2000 (6)                    10.00              (0.01)            2.56          (0.03)               --
Class C
  2002 (1)                $    9.38      $       (0.02)    $      (0.51)    $       --     $       (0.38)
  2001 (3)(1)                  9.07                 --             0.31             --                --
Class S
  2002 (1)                $    9.38      $        0.04     $      (0.50)    $    (0.04)    $       (0.38)
  2001 (7)(1)                 11.07               0.04            (1.67)         (0.06)               --
Class Y
  2002 (1)                $    9.38      $        0.06     $      (0.49)    $    (0.06)    $       (0.38)
  2001 (5) (1)                12.55               0.08            (2.11)         (0.07)            (1.07)
  2000 (6)                    10.00               0.08             2.55          (0.08)               --
--------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND (8)
Class A
  2002 (1)                $    9.68      $        0.05     $      (1.13)    $    (0.05)    $          --
  2001 (5) (1)                12.23              (0.01)           (1.49)            --             (1.05)
  2000 (9)                    10.18              (0.01)            2.20             --             (0.14)
  1999 (10)                   10.00                 --             0.19          (0.01)               --
Class B (1)
  2002                    $    9.63      $       (0.03)    $      (1.13)    $       --     $          --
  2001 (11)                   10.97              (0.01)           (1.33)            --                --
Class C (1)
  2002                    $    9.68      $       (0.03)    $      (1.11)    $       --     $          --
  2001 (3)                     9.49                 --             0.19             --                --
Class S
  2002 (1)                $    9.64      $        0.05     $      (1.12)    $    (0.05)    $          --
  2001 (5) (1)                12.19              (0.01)           (1.49)            --             (1.05)
  2000 (9)                    10.17              (0.01)            2.18          (0.01)            (0.14)
  1999 (10)                   10.00                 --             0.17             --                --
Class Y
  2002 (1)                $    9.70      $        0.07     $      (1.13)    $    (0.07)    $          --
  2001 (5) (1)                12.24               0.02            (1.50)         (0.01)            (1.05)
  2000 (9)                    10.19               0.02             2.19          (0.02)            (0.14)
  1999 (10)                   10.00               0.01             0.19          (0.01)               --
--------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares method.
(2) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) The financial highlights for the Mid Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Index
     Fund. The assets of the Firstar Fund were acquired by the First American
     Mid Cap Index Fund on September 24, 2001. In connection with such acquisition, (i) Firstar Class A shares were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for
     Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv)
     Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(5) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30.
(6) Commenced operations on November 4, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

                                       42


                                                                                            RATIO OF NET
                          NET ASSET                                           RATIO OF        INVESTMENT
                              VALUE                          NET ASSETS    EXPENSES TO     INCOME (LOSS)
                             END OF              TOTAL           END OF        AVERAGE        TO AVERAGE
                             PERIOD        RETURN (12)     PERIOD (000)     NET ASSETS        NET ASSETS
--------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
Class A
  2002 (1)                $   15.31             (20.75)%   $    139,007           0.62%             0.91%
  2001 (1)                    19.50             (26.95)         188,410           0.60              0.74
  2000                        27.75              12.11          134,180           0.60              0.62
  1999                        25.52              27.30          110,439           0.60              0.85
  1998                        20.61               8.50           46,010           0.60              1.11
Class B
  2002 (1)                $   15.13             (21.40)%   $     66,835           1.37%             0.16%
  2001 (1)                    19.29             (27.49)          95,586           1.35             (0.01)
  2000                        27.49              11.25          121,092           1.35             (0.13)
  1999                        25.34              26.38           99,054           1.35              0.10
  1998                        20.49               7.66           44,122           1.35              0.37
Class C
  2002 (1)                $   15.23             (21.38)%   $     21,637           1.37%             0.16%
  2001 (1)                    19.41             (27.51)          29,560           1.35             (0.01)
  2000                        27.66              11.32           34,811           1.35             (0.13)
  1999 (2)                    25.48               0.76           16,861           1.35              0.07
Class S (1)
  2002                    $   15.30             (20.79)%   $     42,964           0.62%             0.93%
  2001 (3)                    19.50               3.72           38,220           0.72              0.89
Class Y
  2002 (1)                $   15.30             (20.56)%   $  1,135,653           0.37%             1.16%
  2001 (1)                    19.49             (26.78)       1,567,607           0.35              0.99
  2000                        27.74              12.38        1,400,086           0.35              0.87
  1999                        25.51              27.61        1,206,072           0.35              1.11
  1998                        20.60               8.82          996,528           0.35              1.36
--------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND (4)
Class A
  2002 (1)                $    8.51              (5.45)%   $      3,581           0.75%             0.37%
  2001 (5) (1)                 9.38             (17.60)           2,972           0.75              0.51
  2000 (6)                    12.56              26.48            1,918           0.75              0.75
Class B
  2002 (1)                $    8.44              (6.07)%   $      1,475           1.50%            (0.37)%
  2001 (5) (1)                 9.33             (18.15)           1,265           1.50             (0.24)
  2000 (6)                    12.52              25.65              905           1.50              0.00
Class C
  2002 (1)                $    8.47              (6.22)%   $        795           1.50%            (0.37)%
  2001 (3)(1)                  9.38               3.42               --           0.00              0.00
Class S
  2002 (1)                $    8.50              (5.56)%   $      3,393           0.75%             0.37%
  2001 (7)(1)                  9.38             (14.77)           4,301           0.75              0.47
Class Y
  2002 (1)                $    8.51              (5.23)%   $    198,545           0.50%             0.63%
  2001 (5) (1)                 9.38             (17.34)         176,857           0.50              0.75
  2000 (6)                    12.55              26.62          125,881           0.50              1.00
--------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND (8)
Class A
  2002 (1)                $    8.55             (11.28)%   $      1,908           0.93%             0.46%
  2001 (5) (1)                 9.68             (12.76)             341           0.91             (0.07)
  2000 (9)                    12.23              21.81              177           0.99             (0.11)
  1999 (10)                   10.18               1.86              134           1.00             (0.15)
Class B (1)
  2002                    $    8.47             (12.03)%   $        424           1.68%            (0.29)%
  2001 (11)                    9.63             (12.11)             107           1.65             (0.84)
Class C (1)
  2002                    $    8.54             (11.72)%   $        447           1.68%            (0.26)%
  2001(3)                      9.68               2.11               --           0.00              0.00
Class S

  2002 (1)                $    8.52             (11.26)%   $     13,576           0.93%             0.42%
  2001 (5) (1)                 9.64             (12.82)          13,886           0.88             (0.05)
  2000 (9)                    12.19              21.54           18,057           0.99             (0.11)
  1999 (10)                   10.17               1.74           14,955           0.92             (0.06)
Class Y
  2002 (1)                $    8.57             (11.09)%   $     94,749           0.68%             0.68%
  2001 (5) (1)                 9.70             (12.56)          54,169           0.66              0.19
  2000 (9)                    12.24              21.93           60,771           0.69              0.19
  1999 (10)                   10.19               2.01           45,331           0.68              0.18
--------------------------------------------------------------------------------------------------------

                                                  RATIO OF NET
                                                    INVESTMENT
                               RATIO OF          INCOME (LOSS)
                            EXPENSES TO         TO AVERAGE NET
                     AVERAGE NET ASSETS        ASSETS (EXCLUD-          PORTFOLIO
                    (EXCLUDING WAIVERS)           ING WAIVERS)      TURNOVER RATE
---------------------------------------------------------------------------------
EQUITY INDEX FUND
Class A
  2002 (1)                         0.80%                  0.73%                 8%
  2001 (1)                         1.14                   0.20                  6
  2000                             1.14                   0.08                 16
  1999                             1.14                   0.31                  7
  1998                             1.13                   0.58                 14
Class B
  2002 (1)                         1.55%                 (0.02)%                8%
  2001 (1)                         1.89                  (0.55)                 6
  2000                             1.89                  (0.67)                16
  1999                             1.89                  (0.44)                 7
  1998                             1.88                  (0.16)                14
Class C
  2002 (1)                         1.55%                 (0.02)%                8%
  2001 (1)                         1.89                  (0.55)                 6
  2000                             1.89                  (0.67)                16
  1999 (2)                         1.89                  (0.47)                 7
Class S (1)
  2002                             0.80%                  0.75%                 8%
  2001 (3)                         1.20                   0.41                  6
Class Y
  2002 (1)                         0.55%                  0.98%                 8%
  2001 (1)                         0.89                   0.45                  6
  2000                             0.89                   0.33                 16
  1999                             0.89                   0.57                  7
  1998                             0.88                   0.83                 14
---------------------------------------------------------------------------------
MID CAP INDEX FUND (4)
Class A
  2002 (1)                         0.83%                  0.29%                19%
  2001 (5) (1)                     0.80                   0.46                 43
  2000 (6)                         0.90                   0.60                 45
Class B
  2002 (1)                         1.58%                 (0.45)%               19%
  2001 (5) (1)                     1.54                  (0.28                 43
  2000 (6)                         1.65                  (0.15                 45
Class C
  2002 (1)                         1.58%                 (0.45)%               19%
  2001 (3)(1)                      0.00                   0.00                 43
Class S
  2002 (1)                         0.83%                  0.29%                19%
  2001 (7)(1)                      0.80                   0.42                 43
Class Y
  2002 (1)                         0.58%                  0.55%                19%
  2001 (5) (1)                     0.53                   0.72                 43
  2000 (6)                         0.65                   0.85                 45
---------------------------------------------------------------------------------
SMALL CAP INDEX FUND (8)
Class A
  2002 (1)                         1.09%                  0.30%                49%
  2001 (5) (1)                     0.94                  (0.10)               102
  2000 (9)                         1.09                  (0.21)                32
  1999 (10)                        1.14                  (0.29)                35
Class B (1)
  2002                             1.84%                 (0.45)%               49%
  2001 (11)                        1.69                  (0.88)               102
Class C (1)
  2002                             1.84%                 (0.42)%               49%
  2001(3)                          0.00                   0.00                102
Class S
  2002 (1)                         1.09%                  0.26%                49%
  2001 (5) (1)                     0.91                  (0.08)               102
  2000 (9)                         1.09                  (0.21)                32
  1999 (10)                        1.12                  (0.26)                35
Class Y
  2002 (1)                         0.84%                  0.52%                49%
  2001 (5) (1)                     0.68                   0.17                102
  2000 (9)                         1.09                  (0.21)                32
  1999 (10)                        1.13                  (0.27)                35
---------------------------------------------------------------------------------

(7) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) The financial highlights for the Small Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Index Fund on September 24, 2001. In connection with such acquisition, (i) Firstar Class A shares were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(9) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31.
(10) Commenced operations on December 30, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.
(11) Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(12) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002

1.   Organization

     The First American Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. (FAIF) which is a member of the First American Family of Funds. FAIF currently offers 41 funds, including the Funds. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Funds' board of directors to create additional funds in the future.

     The Funds offer Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge, are subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S shares have no sales charge and are offered through banks and other financial institutions. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies, and strategies. All classes of shares of a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.

2.   Summary of Significant Accounting Policies

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. As of September 30, 2002, the Small Cap Index Fund had fair valued securities with a total market value of $0. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a Fund's securities are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

     Net investment income and realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales and the tax recognition of mark to market gains (losses) on open futures contracts.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. The character of the distributions paid during the fiscal years ended September 30, 2001 and 2002, were as follows
     (000):

                                               2002
                           ORDINARY   LONG TERM       RETURN
     FUND                    INCOME        GAIN   OF CAPITAL      TOTAL
     ------------------------------------------------------------------
     Equity Index          $ 20,995   $      --   $       --   $ 20,995
     Mid Cap Index            1,421       7,678           --      9,099
     Small Cap Index            717          --           --        717
     ------------------------------------------------------------------

                                               2001
                           ORDINARY   LONG TERM       RETURN
     FUND                    INCOME        GAIN   OF CAPITAL      TOTAL
     ------------------------------------------------------------------
     Equity Index          $ 17,133   $  46,230   $       --   $ 63,363
     Mid Cap Index           11,635         753           --     12,388
     Small Cap Index          3,466       3,417           --      6,883
     ------------------------------------------------------------------

     As of September 30, 2002, the components of accumulated earnings (deficit) on a tax basis were (000):

                                                 EQUITY     MID CAP   SMALL CAP
                                                  INDEX       INDEX       INDEX
     --------------------------------------------------------------------------

     Undistributed ordinary income           $      426   $      17   $      43
     Undistributed long-term capital gains           --       5,114          --
                                             ----------   ---------   ---------
     Accumulated earnings                           426       5,131          43
     Accumulated capital and
       post-October losses                      (33,817)         --        (690)
     Unrealized depreciation                    (79,324)    (46,460)    (25,814)
                                             ----------   ---------   ---------
     Total accumulated earnings (deficit)    $ (112,715)  $ (41,329)  $ (26,461)
     --------------------------------------------------------------------------

     The difference between book and tax basis unrealized depreciation is primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts.

     In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent differences in character or timing are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     On the Statements of Assets and Liabilities the following adjustments were made (000):

                                 ACCUMULATED    UNDISTRIBUTED   ADDITIONAL
                                NET REALIZED   NET INVESTMENT      PAID IN
     FUND                        GAIN (LOSS)           INCOME      CAPITAL
     ---------------------------------------------------------------------
     Equity Index               $    (88,021)  $          (81)  $   88,102
     Mid Cap Index                    (1,965)              --        1,965
     Small Cap Index                    (486)             (17)         503
     ---------------------------------------------------------------------

     The adjustments to net assets include the amount of realized gain not recognized for tax purposes with respect to shareholder redemptions in-kind. The amount of the adjustment due to redemptions in-kind is (000) $88,012, $1,965, and $503 for the Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund, respectively.

     As of September 30, 2002, (the Funds' most recently completed fiscal year end), the following Funds have capital loss carryforwards:

     FUND                        AMOUNT (000)  EXPIRATION DATE
     ---------------------------------------------------------
     Equity Index                $    16,649         2008-2010
     Small Cap Index                     690              2009
     ---------------------------------------------------------

     The Equity Index Fund incurred a loss of (000) $17,168 for tax purposes for the period from November 1, 2001 to September 30, 2002. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ended September 30, 2003.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

     FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P and Russell Index futures contracts and other stock futures contracts.

     Upon entering into a futures contract, a Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses are borne by that Class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for the Small Cap Index Fund and the Mid Cap Index Fund, prior to September 24, 2001, is that of Firstar Small Cap Index Fund and Firstar Mid Cap Index Fund, respectively.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3.   Fees and Expenses

     ADVISOR FEES - U.S. Bancorp Asset Management, Inc., formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc. ("USBAM"), a division of U.S. Bank National Association ("U.S. Bank"), serves as investment advisor to the Funds. Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The fee for the Equity Index Fund and Mid Cap Index Fund is equal to an annual rate of 0.25% of the average daily net assets. The fee for the Small Cap Index Fund is equal to an annual rate of 0.40% of average daily net assets. USBAM waived fees during the most recently completed fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     The Funds may invest in First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses each FAIF fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC ("USBFS"), (collectively the "Administrators") serve as Co-Administrators pursuant to a Co-Administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the Co-Administration agreement, the Administrators are compensated to provide or compensate other entities to provide services to the Funds. These services include various legal oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. In addition, the Funds pay the Administrators annual fees of $18,500 per class and additional per account fees for transfer agent services.

     For the fiscal year ended September 30, 2002, administration fees paid to USBAM and USBFS for the Funds included in this annual report were as follows:

     FUND                                         AMOUNT (000)
     ---------------------------------------------------------
     Equity Index Fund                            $      4,926
     Mid Cap Index Fund                                    629
     Small Cap Index Fund                                  376
     ---------------------------------------------------------

     CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian. The custodian fee is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, served as distributor for the Funds for the fiscal year ended September 30, 2002. Under the respective distribution agreements, the Funds paid Quasar a monthly distribution and/or shareholder servicing fee equal to a rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, 1.00% of the Class C shares, and 0.25% of the Class S shares, which may be used by Quasar to provide compensation for sales support and distribution activities.

     FAIF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution and shareholder servicing fees are paid by Class Y shares. Under these distribution and shareholder servicing agreements, Quasar paid the following amounts to affiliates of USBAM for the fiscal year ended September 30, 2002:

     FUND                                         AMOUNT (000)
     ---------------------------------------------------------
     Equity Index Fund                            $        757
     Mid Cap Index Fund                                     23
     Small Cap Index Fund                                   50
     ---------------------------------------------------------

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the fiscal year ended September 30, 2002, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                       CDSC AS A
                                            PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                AMOUNT SUBJECT TO CHARGE
     -----------------------------------------------------------
         First                                     5.00%
         Second                                    5.00%
         Third                                     4.00%
         Fourth                                    3.00%
         Fifth                                     2.00%
         Sixth                                     1.00%
         Seventh                                     --
         Eighth                                      --
     -----------------------------------------------------------

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

     For the fiscal year ended September 30, 2002, sales charges paid to affiliates of USBAM for distributing the Funds' shares were as follows:

     FUND                                         AMOUNT (000)
     ---------------------------------------------------------
     Equity Index Fund                            $        599
     Mid Cap Index Fund                                     44
     Small Cap Index Fund                                   69
     ---------------------------------------------------------

4.   Investment in Affiliate

     As disclosed in the Schedule of Investments, Equity Index Fund owns common stock issued by U.S. Bancorp. For the fiscal year ended September 30, 2002, the Equity Index Fund recorded $579,523 of realized gains and $226,850 of income on security transactions of U.S. Bancorp.

5.   Capital Share Transactions

     FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

                                               EQUITY                             MID CAP                          SMALL CAP
                                           INDEX FUND                          INDEX FUND                         INDEX FUND
----------------------------------------------------------------------------------------------------------------------------
                                   10/1/01    10/1/00    10/1/01    11/1/00    11/4/99(1)     10/1/01    11/1/00     12/1/99
                                        TO         TO         TO         TO            TO          TO         TO          TO
                                   9/30/02    9/30/01    9/30/02    9/30/01      10/31/00     9/30/02    9/30/01    10/31/00
----------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                      1,767      1,398        261         72           176         426         20          33
  Shares issued in lieu of cash
    distributions                       85        188         14         16             1           1          2           2
  Shares redeemed                   (2,430)    (1,653)      (171)       (52)          (24)       (239)        (1)        (22)
  Shares issued in connection
    with the acquisition of
    Fund net assets                     --      4,892         --        128            --          --         --          --
----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS            (578)     4,825        104        164           153         188         21          13
============================================================================================================================
Class B:
  Shares issued                        488        550         67         62            75          42         11          --
  Shares issued in lieu of cash
    distributions                       11        145          5          8            --          --         --          --
  Shares redeemed                   (1,038)      (720)       (33)        (9)           (2)         (3)        --          --
  Shares issued in connection
    with the acquisition of
    Fund net assets                     --        575         --          3            --          --         --          --
----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS            (539)       550         39         64            73          39         11          --
============================================================================================================================
Class C:
  Shares issued                        310        558         99         --            --          54         --          --
  Shares issued in lieu of cash
    distributions                        3         42         --         --            --          --         --          --
  Shares redeemed                     (415)      (336)        (5)        --            --          (2)        --          --
----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS            (102)       264         94         --            --          52         --          --
============================================================================================================================
Class S:
  Shares issued                      1,684        135        258        467            --         408        420       7,421
  Shares issued in lieu of cash
    distributions                       22         --         12          1            --           6        149         208
  Shares redeemed                     (859)        (1)      (330)        (9)           --        (260)      (610)     (7,286)
  Shares issued in connection
    with the acquisition of
    Fund net assets                     --      1,826         --         --            --          --         --          --
----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS             847      1,960        (60)       459            --         154        (41)        343
============================================================================================================================
Class Y:
  Shares issued                     30,730     15,778     10,260     11,763        10,905      10,511      1,833       6,872
  Shares issued in lieu of cash
    distributions                      747      1,896        666        967            68          38        483         703
  Shares redeemed                  (37,657)   (14,545)    (6,449)    (3,901)         (947)     (5,075)    (1,693)     (1,872)
  Shares issued in connection
    with the acquisition of
    Fund net assets                     --     26,818         --         --            --          --         --          --
----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS          (6,180)    29,947      4,477      8,829        10,026       5,474        623       5,703
============================================================================================================================
NET INCREASE (DECREASE) IN
  CAPITAL SHARES                    (6,552)    37,546      4,654      9,516        10,252       5,907        614       6,059
============================================================================================================================

(1)  Commencement of operations.

6. Investment Security Transactions During the fiscal year ended September 30, 2002, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

     FUND                               PURCHASES       SALES
     --------------------------------------------------------
     Equity Index Fund                  $ 155,371   $ 239,925
     Mid Cap Index Fund                    79,846      41,910
     Small Cap Index Fund                 118,842      55,168
     --------------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at September 30, 2002, are as follows (000):

                                AGGREGATE      AGGREGATE                   FEDERAL
                                    GROSS          GROSS                    INCOME
     FUND                    APPRECIATION   DEPRECIATION         NET      TAX COST
     -----------------------------------------------------------------------------
     Equity Index Fund       $    371,400   $   (450,724)  $ (79,324)  $ 1,484,243
     Mid Cap Index Fund            23,209        (69,669)    (46,460)      255,328
     Small Cap Index Fund           8,664        (34,478)    (25,814)      136,321
     -----------------------------------------------------------------------------

7.   Futures Contracts

     The Funds' investment in S&P Index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of Fund assets devoted to replicating the composition of the S&P and Russell Indices while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for Federal income-tax purposes. At September 30, 2002, open long S&P 500 Index futures contracts for the Equity Index Fund; S&P 400 Midcap Index futures contracts for the Mid Cap Index Fund; and Russell 2000 Index futures contracts for the Small Cap Index Fund, were as follows:

                                               MARKET VALUE                 UNREALIZED
                                NUMBER OF        COVERED BY   SETTLEMENT   GAIN (LOSS)
     FUND                       CONTRACTS   CONTRACTS (000)        MONTH         (000)
     ---------------------------------------------------------------------------------
     Equity Index Fund                127        $   25,876       Dec-02   $    (2,296)
     Mid Cap Index Fund                32             6,526       Dec-02          (481)
     Small Cap Index Fund              25             4,533       Dec-02          (324)
     ---------------------------------------------------------------------------------

8.   Securities Lending Transactions

     In order to generate additional income, the Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at September 30, 2002, the collateral purchased with cash received and held at September 30, 2002, with respect to such loans, and income generated during the fiscal year ended September 30, 2002, from the program, were as follows (000):

                               MARKET VALUE OF           INCOME RECEIVED
     FUND                    LOANED SECURITIES   FROM SECURITIES LENDING
     -------------------------------------------------------------------
     Equity Index                 $    673,606                  $    498
     Mid Cap Index                      57,917                        61
     Small Cap Index                    10,154                        17
     -------------------------------------------------------------------

                           MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                           -------------------------------------------------------
                                                         OTHER FIXED-
                             REPURCHASE   MONEY MARKET         INCOME
     FUND                    AGREEMENTS    INSTRUMENTS     SECURITIES        TOTAL
     -----------------------------------------------------------------------------
     Equity Index            $  373,310      $  39,250     $  300,682   $  713,242
     Mid Cap Index               31,985          3,363         25,763       61,111
     Small Cap Index              5,857            616          4,718       11,191
     -----------------------------------------------------------------------------

     Effective January 1, 2002, USBAM became the securities lending agent of the Funds. Prior to that, U.S. Bank served as Securities Lending Agent of the Funds. The Securities Lending Agent acts as the Securities Lending Agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, USBAM/U.S. Bank received (000) $326, $40, and $13 in securities lending fees for the fiscal year ended September 30, 2002, from the Equity Index Fund, MidCap Index Fund, and Small Cap Index Fund, respectively.

9.   Fund Mergers

     On August 31, 2001, the shareholders of FAIF approved the agreement and plan of reorganization recommended by the board of directors, providing for the acquisition of Firstar Funds, Inc. On September 24, 2001, certain portfolios of FAIF, including newly formed shell portfolios (which were organized solely to acquire the assets and continue business of certain portfolios of the Firstar Funds) merged with certain portfolios of the Firstar Funds. The following table illustrates the specifics of the mergers of certain Funds included in the annual report (000):

                                                          ACQUIRED   SHARES ISSUED TO
                                                         FUNDS NET    SHAREHOLDERS OF  ACQUIRING FUND     COMBINED   TAX STATUS
ACQUIRED FUND                 ACQUIRING FUND                ASSETS      ACQUIRED FUND      NET ASSETS   NET ASSETS  OF TRANSFER
-------------------------------------------------------------------------------------------------------------------------------
Firstar Equity Index         First American Equity
                               Index (1)               $ 616,780(3)                    $    1,169,771  $ 1,786,551  Non-taxable
  Class A                      Class A                                          4,892
  Class B                      Class B                                            575
  Class Y                      Class S                                          1,826
  Institutional Class          Class Y                                         26,818

Firstar Mid Cap Index (1)    First American Mid Cap
                               Index (2)                 173,650                                   --      173,650  Non-taxable
  Class A                      Class A                                            318
  Class B                      Class B                                            135
  Class Y                      Class S                                            441
  Institutional Class          Class Y                                         18,874

Firstar Small Cap Index (1)  First American Small Cap
                               Index (2)                  64,167                                   --       64,167  Non-taxable
  Class A                      Class A                                             35
  Class B                      Class B                                             11
  Class Y                      Class S                                          5,325
  Institutional Class          Class Y                                          1,641
-------------------------------------------------------------------------------------------------------------------------------

     On December 11, 2000, the Class A, Class B, Institutional, and Trust Shares of the Mercantile Small Cap Equity Index were merged into Firstar Small Cap Index Fund. Also on that date the Class A and Class B shares of the Firstar Stellar Capital Appreciation Fund were merged into the Firstar Mid Cap Index Fund. The value of assets transferred and shares issued at the time of the tax-free merger were as follows:

                                                          ACQUIRED   SHARES ISSUED TO
                                                         FUNDS NET    SHAREHOLDERS OF  ACQUIRING FUND     COMBINED   TAX STATUS
ACQUIRED FUND                ACQUIRING FUND                 ASSETS      ACQUIRED FUND      NET ASSETS   NET ASSETS  OF TRANSFER
-------------------------------------------------------------------------------------------------------------------------------
Mercantile Small Cap Equity
  Index (1)                  Firstar Small Cap
                               Index (2)               $    76,317                                 --   $   76,317  Non-taxable
  Class A                      Class A                                             18
  Class B                      Class B                                             --
  Institutional Class          Class Y                                          1,610
  Trust Class                  Institutional Class                              5,489

Firstar Stellar Capital
  Appreciation (1)           Firstar Mid Cap Index          67,980                     $      123,696      191,676  Non-taxable
  Class A                      Class A                                          6,166
  Class B                      Class B                                              3
-------------------------------------------------------------------------------------------------------------------------------

(1)  Accounting Survivor
(2)  Shell Portfolio
(3) Includes capital loss carryovers and unrealized appreciation in the amount of $8,439 and $121,745, respectively, for the Firstar Equity Index Fund

NOTICE TO SHAREHOLDERS SEPTEMBER 30, 2002

     THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT TO THEM IN EARLY 2002. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

     Dear First American Shareholders:

     For the fiscal year ended September 30, 2002, each Fund has designated long term capital gains and exempt income with regard to distributions paid during the year as follows:

                                                    (A)             (B)
                                              LONG TERM        ORDINARY
                                          CAPITAL GAINS          INCOME           TOTAL            (C)
                                          DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS     QUALIFYING
                                            (TAX BASIS)     (TAX BASIS)     (TAX BASIS)   DIVIDENDS(D)
               ---------------------------------------------------------------------------------------
               Equity Index Fund                     --%            100%            100%           100%
               Mid Cap Index Fund                    84              16             100            100
               Small Cap Index Fund                  --             100             100            100
               ---------------------------------------------------------------------------------------

               Items (A) and (B) are based on a percentage of the Fund's total distributions.
               Item (C) is based on a percentage of ordinary income distributions of the Fund.
               (D) Qualifying dividends represent percentage of ordinary income dividends which qualify for the corporate dividends received deduction.

Directors and Officers of the Fund

INDEPENDENT DIRECTORS

                               POSITION(S)    TERM OF OFFICE
                               HELD           AND LENGTH OF                        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         WITH FUND      TIME SERVED                          DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Roger A. Gibson,               Director       Term expiring earlier of death,      Vice President, Cargo - United
1200 Algonquin Road,                          resignation, removal,                Airlines, since July 2001; Vice
Elk Grove Village, Illinois                   disqualification, or successor       President, North America-Mountain
60007 (56)                                    duly elected and qualified.          Region for United Airlines
                                              Director of FAIF since               (1995-2001)
                                              October 1997

Andrew M. Hunter III,          Director       Term expiring earlier of death,      Chairman, Hunter, Keith Industries,
537 Harrington Road,                          resignation, removal,                a diversified manufacturing and
Wayzata, Minnesota                            disqualification, or successor       services management company,
55391 (55)                                    duly elected and qualified.          since 1975
                                              Director of FAIF since
                                              January 1997

Leonard W. Kedrowski,          Director       Term expiring earlier of death,      Owner, Executive and Management
16 Dellwood Avenue,                           resignation, removal,                Consulting, Inc., a management
Dellwood, Minnesota                           disqualification, or successor       consulting firm, since 1992; Chief
55110 (61)                                    duly elected and qualified.          Executive Officer, Creative
                                              Director of FAIF since November      Promotions International, LLC, a
                                              1993                                 promotional award programs and
                                                                                   products company, since 1999;
                                                                                   Board member, GC McGuiggan
                                                                                   Corporation (dba Smyth Companies),
                                                                                   a label printer, since 1993;
                                                                                   Advisory Board member, Designer
                                                                                   Doors, a manufacturer designer
                                                                                   doors from 1998-2002; acted as
                                                                                   CEO of Graphics Unlimited from
                                                                                   1996-1998

Richard K. Riederer,           Director       Term expiring earlier of death,      Retired; President and Chief
741 Chestnut Road,                            resignation, removal,                Executive Officer, Weirton Steel
Sewickley, Pennsylvania                       disqualification, or successor       (1995-2001); Director, Weirton Steel
15143 (58)                                    duly elected and qualified.          (1993-2001)
                                              Director of FAIF since
                                              August 2001

Joseph D. Strauss,             Director       Term expiring earlier of death,      Chairman of FAF's and FAIF's
8525 Edinbrook Crossing,                      resignation, removal,                Boards from 1993 to
Suite 5, Brooklyn Park,                       disqualification, or successor       September 1997 and of FASF's
Minnesota 55443 (62)                          duly elected and qualified.          Board from June 1996 to
                                              Director of FAIF since April 1991    September 1997; President of FAF
                                                                                   and FAIF from June 1989 to
                                                                                   November 1989; Owner and
                                                                                   Executive Officer, Excensus TM LLC,
                                                                                   a consulting firm, since 2001;
                                                                                   Owner and President, Strauss
                                                                                   Management Company, a
                                                                                   Minnesota holding company for
                                                                                   various organizational management
                                                                                   business ventures, since 1993;
                                                                                   Owner, Chairman and Chief
                                                                                   Executive Officer, Community
                                                                                   Resource Partnerships, Inc., a
                                                                                   strategic planning, operations
                                                                                   management, government relations,
                                                                                   transportation planning and public
                                                                                   relations organization, since 1993;
                                                                                   attorney at law

                                                              OTHER
                               NUMBER OF PORTFOLIOS           DIRECTORSHIPS
                               IN FUND COMPLEX                HELD BY
NAME, ADDRESS, AND AGE         OVERSEEN BY DIRECTOR           DIRECTOR +
---------------------------------------------------------------------------
Roger A. Gibson,               First American Funds           None
1200 Algonquin Road,           Complex: thirteen registered
Elk Grove Village, Illinois    investment companies,
60007 (56)                     including sixty nine
                               portfolios


Andrew M. Hunter III,          First American Funds           None
537 Harrington Road,           Complex: thirteen registered
Wayzata, Minnesota             investment companies,
55391 (55)                     including sixty nine
                               portfolios


Leonard W. Kedrowski,          First American Funds           None
16 Dellwood Avenue,            Complex: thirteen registered
Dellwood, Minnesota            investment companies,
55110 (61)                     including sixty nine
                               portfolios

Richard K. Riederer,           First American Funds           None
741 Chestnut Road,             Complex: thirteen registered
Sewickley, Pennsylvania        investment companies,
15143 (58)                     including sixty nine
                               portfolios


Joseph D. Strauss,             First American Funds           None
8525 Edinbrook Crossing,       Complex: thirteen registered
Suite 5, Brooklyn Park,        investment companies,
Minnesota 55443 (62)           including sixty nine
                               portfolios

                                       51


                               POSITION(S)    TERM OF OFFICE
                               HELD           AND LENGTH OF                        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         WITH FUND      TIME SERVED                          DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Virginia L. Stringer,          Chair;         Chair term three years. Director     Owner and President, Strategic
712 Linwood Avenue,            Director       term expiring earlier of death,      Management Resources, Inc., a
St. Paul, Minnesota                           resignation, removal,                management consulting firm, since
55105 (58)                                    disqualification, or successor       1993; Executive Consultant for
                                              duly elected and qualified. Chair    State Farm Insurance Company
                                              of FAIF's Board since                since 1997; formerly President and
                                              September 1997; Director of          Director, The Inventure Group, a
                                              FAIF since August 1987               management consulting and
                                                                                   training company; President,
                                                                                   Scott's, Inc., a transportation
                                                                                   company, and Vice President of
                                                                                   Human Resources, The Pillsbury
                                                                                   Company

James M. Wade,                 Director       Term expiring earlier of death,      Owner and President, Jim Wade
2802 Wind Bluff Circle,                       resignation, removal,                Homes, a homebuilding company,
Wilmington, North Carolina                    disqualification, or successor       since 1999
28409 (59)                                    duly elected and qualified.
                                              Director of FAIF since
                                              August 2001

Interested Director(s)

John M. Murphy, Jr.,           Director       Term expiring earlier of death,      Executive Vice President, U.S.
800 Nicollet Mall,                            resignation, removal,                Bancorp since January 1999;
Minneapolis, Minnesota                        disqualification, or successor       Minnesota State Chairman - U.S.
55402 (61) *                                  duly elected and qualified.          Bancorp since 2000; Chairman and
                                              Director of FAIF since               Chief Investment Officer, First
                                              June 1999                            American Asset Management and
                                                                                   U.S. Bank Trust, N.A., and Executive
                                                                                   Vice President, U.S. Bancorp
                                                                                   (1991-1999).

                               OTHER
                               NUMBER OF PORTFOLIOS           DIRECTORSHIPS
                               IN FUND COMPLEX                HELD BY
NAME, ADDRESS, AND AGE         OVERSEEN BY DIRECTOR           DIRECTOR +
---------------------------------------------------------------------------
Virginia L. Stringer,          First American Funds           None
712 Linwood Avenue,            Complex: thirteen registered
St. Paul, Minnesota            investment companies,
55105 (58)                     including sixty nine
                               portfolios

James M. Wade,                 First American Funds           None
2802 Wind Bluff Circle,        Complex: thirteen registered
Wilmington, North Carolina     investment companies,
28409 (59)                     including sixty nine
                               portfolios

Interested Director(s)

John M. Murphy, Jr.,           First American Funds           None
800 Nicollet Mall,             Complex: thirteen registered
Minneapolis, Minnesota         investment companies,
55402 (61) *                   including sixty nine
                               portfolios

                                       52

OFFICERS

                                    POSITION(S)      TERM OF OFFICE
                                    HELD             AND LENGTH OF
NAME, ADDRESS, AND AGE              WITH FUND        TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Thomas S. Schreier, Jr.,            President        Re-elected by the       Chief Executive Officer of U.S. Bancorp Asset
U.S. Bancorp Asset                                   Board annually;         Management, Inc. since May 2001; Chief
Management, Inc.,                                    President of FAIF       Executive Officer of First American Asset
800 Nicollet Mall,                                   since February 2001     Management from December 2000 through May
Minneapolis, Minnesota                                                       2001 and of Firstar Investment & Research
55402 (40)**                                                                 Management Company from February 2001
                                                                             through May 2001; Senior Managing Director
                                                                             and Head of Equity Research of U.S. Bancorp
                                                                             Piper Jaffray from October 1998 through
                                                                             December 2000; Senior Airline Analyst and
                                                                             Director, Equity Research of Credit Suisse
                                                                             First Boston through 1998

Mark S. Jordahl,                    Vice             Re-elected by the       Chief Investment Officer of U.S. Bancorp
U.S. Bancorp Asset                  President-       Board annually; Vice    Asset Management, Inc. since September 2001;
Management, Inc.,                   Investments      President -             President and Chief Investment Officer, ING
800 Nicollet Mall,                                   Investments of FAIF     Investment Management-Americas (September
Minneapolis, Minnesota                               since September 2001    2000 to June 2001); Senior Vice President
55402 (42)**                                                                 and Chief Investment Officer, ReliaStar
                                                                             Financial Corp. (January 1998 to September
                                                                             2000); Executive Vice President and
                                                                             Managing Director, Washington Square Advisers
                                                                             (January 1996 to December 1997)

Jeffery M. Wilson,                  Vice             Re-elected by the       Senior Managing Director of U.S. Bancorp
U.S. Bancorp Asset                  President-       Board annually; Vice    Asset Management since May 2001; Senior Vice
Management, Inc.,                   Administration   President -             President of First American Asset Management
800 Nicollet Mall,                                   Administration of       through May 2001
Minneapolis, Minnesota                               FAIF since March 2000
55402 (46)**

Robert H. Nelson,                   Treasurer        Re-elected by the       Chief Operating Officer of U.S. Bancorp Asset
U.S. Bancorp Asset                                   Board annually;         Management since May 2001; Senior Vice
Management, Inc.,                                    Treasurer of FAIF       President of First American Asset Management
800 Nicollet Mall, Minneapolis,                      since March 2000        from 1998 through May 2001 and of Firstar
Minnesota 55402 (39)**                                                       Investment & Research Management Company
                                                                             from February 2001 through May 2001; Senior
                                                                             Vice President of Piper Capital Management
                                                                             Inc. through 1998

James D. Alt,                       Secretary        Re-elected by the       Partner, Dorsey & Whitney LLP, a
50 South Sixth Street, Suite 1500,                   Board annually;         Minneapolis-based law firm
Minneapolis, Minnesota                               Assistant
55402 (51)                                           Secretary of FAIF
                                                     from September
                                                     1998 through June
                                                     2002; Secretary
                                                     of FAIF since
                                                     June 2002

Michael J. Radmer,                  Assistant        Re-elected by the       Partner, Dorsey & Whitney LLP, a
50 South Sixth Street, Suite 1500,  Secretary        Board annually;         Minneapolis-based law firm
Minneapolis, Minnesota                               Assistant Secretary
55402 (57)                                           of FAIF since March
                                                     2000; Secretary of
                                                     FAIF from September
                                                     1999 through March
                                                     2000

Kathleen L. Prudhomme,              Assistant        Re-elected by the       Partner, Dorsey & Whitney LLP, a
50 South Sixth Street, Suite 1500,  Secretary        Board annually;         Minneapolis-based law firm
Minneapolis, Minnesota                               Assistant Secretary
55402 (49)                                           of FAIF since
                                                     September 1998

Douglas G. Hess,                    Assistant        Re-elected by the       Assistant Vice President, Fund Compliance
615 E. Michigan Street,             Secretary        Board annually;         Administrator, U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin                                 Assistant Secretary     (FKA Firstar Mutual Fund Services, LLC) since
53202 (35)**                                         of FAIF since           March 1997
                                                     September 2001

* Mr. Murphy is considered an "interested" Director because of his employment with U.S. Bancorp, U.S. Bancorp Asset Management Inc., and U.S. Bank Trust National Association., and his ownership of securities issued by U.S. Bancorp.
** Messrs. Schreier, Jordahl, Wilson, and Nelson are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment advisor for FAIF. Mr. Hess is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAIF.
+ Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
FAF  First American Funds, Inc.
FAIF First American Investment Funds, Inc.
FASF First American Strategy Funds, Inc.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330

[GRAPHIC]

BOARD OF DIRECTORS
FIRST AMERICAN INVESTMENT FUNDS, INC.

     ROGER GIBSON
     Director of First American Investment Funds, Inc.
     Vice President of North America-Mountain Region for United Airlines

     ANDREW HUNTER III
     Director of First American Investment Funds, Inc.
     Chairman of Hunter, Keith Industries, Inc.

     LEONARD KEDROWSKI
     Director of First American Investment Funds, Inc.
     Owner and President of Executive and Management Consulting, Inc.

     JOHN MURPHY Jr.
     Director of First American Investment Funds, Inc.
     Executive Vice President of U.S. Bancorp

     RICHARD RIEDERER
     Director of First American Investment Funds, Inc.
     Retired; former President and Chief Executive Officer of Weirton Steel

     JOSEPH STRAUSS
     Director of First American Investment Funds, Inc.
     Former Chairman of First American Investment Funds, Inc.
     Owner and President of Strauss Management Company

     VIRGINIA STRINGER
     Chairperson of First American Investment Funds, Inc.
     Owner and President of Strategic Management Resources, Inc.

     JAMES WADE
     Director of First American Investment Funds, Inc.
     Owner and President of Jim Wade Homes

[FIRST AMERICAN FUNDS(TM) LOGO]

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

Please refer to the prospectus which contains more complete information on the First American Funds, including risks, fees, and expenses. Please read it carefully before investing or sending money. This report is intended for shareholder use only and must be preceded or accompanied by the prospectus.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
     ERNST & Young LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & Whitney LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402

FIRST AMERICAN FUNDS                                               Bulk Rate
P.O. Box 1330                                                     U.S. Postage
Minneapolis, MN 55440-1330                                            Paid
                                                                    Mpls, MN
In an attempt to reduce shareholder                             Permit No. 26388
costs and help eliminate duplication,
First American Funds will try to limit                           USPS Mailer 881
their mailing to one report for each                              Approved Poly
address that lists one or more
shareholders with the same last name. If you would like additional copies, please call First American Funds Investor
Services at 800.677.FUND.

2253-02       11/2002     AR-INDEX